UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
Intermediate Bond
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.46%	$ 1,000.00	$ 949.90	$ 2.22
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.51	$ 2.31

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 37.1%	U.S. Government and U.S. Government Agency Obligations 38.3%
AAA 10.5%	AAA 13.4%
AA 5.9%	AA 8.2%
A 15.0%	A 11.3%
BBB 23.5%	BBB 21.3%
BB and Below 4.3%	BB and Below 4.3%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	4.3	4.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.4	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 45.9%		Corporate Bonds 41.0%
	U.S. Government and U.S. Government Agency Obligations 37.1%		U.S. Government and U.S. Government Agency Obligations 38.3%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 12.2%
	Other Investments 0.4%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	9.4%	** Foreign investments	10.2%
* Futures and Swaps	16.3%	** Futures and Swaps	18.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 9,807	$ 9,233
5.875% 3/15/11	3,641	3,466
		12,699
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 5.35% 3/1/18	4,100	4,227
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	7,431	7,324
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	3,299	3,348
6.875% 5/1/12	4,279	4,313
Comcast Cable Communications, Inc. 6.75% 1/30/11	895	927
Comcast Corp.:
4.95% 6/15/16	3,294	2,944
5.5% 3/15/11	669	679
5.7% 5/15/18	5,202	4,807
5.85% 1/15/10	107	108
COX Communications, Inc.:
4.625% 1/15/10	3,753	3,721
4.625% 6/1/13	7,831	7,080
News America, Inc.:
4.75% 3/15/10	428	418
5.3% 12/15/14	1,536	1,447
6.9% 3/1/19 (d)	25,130	23,793
Time Warner Cable, Inc.:
5.4% 7/2/12	4,284	4,122
5.85% 5/1/17	6,815	6,163
6.2% 7/1/13	4,073	3,944
6.75% 7/1/18	11,057	10,483
8.75% 2/14/19	5,863	6,258
Time Warner, Inc. 5.875% 11/15/16	10,725	10,050
Viacom, Inc. 6.125% 10/5/17	4,875	4,012
		98,617
Multiline Retail - 0.1%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	4,113	2,950
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.7%
Home Depot, Inc. 2.0463% 12/16/09 (j)	$ 7,497	$ 7,280
Staples, Inc. 9.75% 1/15/14	32,326	33,915
		41,195
TOTAL CONSUMER DISCRETIONARY		167,012
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	129	110
Diageo Capital PLC:
5.2% 1/30/13	1,819	1,851
5.75% 10/23/17	12,485	12,437
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,146	4,371
PepsiCo, Inc. 7.9% 11/1/18	5,970	7,174
		25,943
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
2.5025% 6/1/10 (j)	4,025	3,902
6.036% 12/10/28 (d)	4,024	3,071
6.302% 6/1/37 (j)	21,312	13,107
		20,080
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	1,239	1,156
General Mills, Inc.:
5.2% 3/17/15	5,317	5,340
5.65% 2/15/19	2,780	2,778
Kraft Foods, Inc.:
5.625% 11/1/11	6,416	6,705
6% 2/11/13	7,335	7,646
6.125% 2/1/18	5,621	5,585
6.75% 2/19/14	946	1,010
		30,220
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	3,137	3,060
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	28,495	29,834
Philip Morris International, Inc.:
4.875% 5/16/13	8,983	9,079
5.65% 5/16/18	5,539	5,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 5,129	$ 4,332
7.25% 6/15/37	8,210	5,976
		54,597
TOTAL CONSUMER STAPLES		133,900
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	5,169	5,011
Noble Drilling Corp. 5.875% 6/1/13	1,900	1,844
Transocean Ltd. 5.25% 3/15/13	6,075	6,017
Weatherford International Ltd.:
4.95% 10/15/13	3,053	2,601
5.15% 3/15/13	12,556	11,106
9.625% 3/1/19	1,116	1,140
		27,719
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,885	2,203
BW Group Ltd. 6.625% 6/28/17 (d)	5,183	2,721
Canadian Natural Resources Ltd.:
5.15% 2/1/13	7,885	7,539
5.7% 5/15/17	2,032	1,794
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	7,225	7,184
ConocoPhillips:
4.75% 2/1/14	1,849	1,870
5.75% 2/1/19	12,713	12,440
Devon Energy Corp. 5.625% 1/15/14	4,108	4,140
Duke Capital LLC 6.25% 2/15/13	1,753	1,738
Duke Energy Field Services:
5.375% 10/15/15 (d)	2,142	1,757
6.875% 2/1/11	4,055	4,047
7.875% 8/16/10	1,818	1,840
El Paso Natural Gas Co. 5.95% 4/15/17	1,639	1,402
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	2,970	2,981
Enbridge Energy Partners LP:
5.875% 12/15/16	3,166	2,715
6.5% 4/15/18	4,158	3,627
9.875% 3/1/19	5,134	5,329
EnCana Holdings Finance Corp. 5.8% 5/1/14	5,063	4,914
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 3,412	$ 3,395
5.6% 10/15/14	3,427	3,182
5.65% 4/1/13	1,221	1,168
Gazstream SA 5.625% 7/22/13 (d)	8,938	8,000
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	6,771	6,150
Lukoil International Finance BV 6.656% 6/7/22 (d)	2,142	1,457
Nakilat, Inc. 6.067% 12/31/33 (d)	2,628	1,716
Nexen, Inc.:
5.05% 11/20/13	6,740	6,122
5.2% 3/10/15	1,593	1,367
6.4% 5/15/37	5,370	3,790
NGPL PipeCo LLC 6.514% 12/15/12 (d)	10,835	10,475
Pemex Project Funding Master Trust 3.2963% 6/15/10 (d)(j)	2,183	2,107
Petro-Canada:
6.05% 5/15/18	2,975	2,452
6.8% 5/15/38	355	261
Petroleos Mexicanos 8% 5/3/19 (d)	1,729	1,699
Plains All American Pipeline LP 7.75% 10/15/12	4,133	4,162
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	5,236	5,394
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (d)	2,354	2,058
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	4,768	4,640
Source Gas LLC 5.9% 4/1/17 (d)	6,212	4,657
Suncor Energy, Inc. 6.1% 6/1/18	8,473	6,983
TEPPCO Partners LP:
5.9% 4/15/13	5,677	5,127
6.65% 4/15/18	3,744	3,157
Texas Eastern Transmission LP 6% 9/15/17 (d)	8,894	8,308
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)	4,155	2,514
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,725	2,613
Valero Energy Corp. 6.625% 6/15/37	3,965	3,027
XTO Energy, Inc.:
5% 1/31/15	3,066	2,846
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 2,103	$ 1,974
5.9% 8/1/12	7,804	7,735
		188,777
TOTAL ENERGY		216,496
FINANCIALS - 15.5%
Capital Markets - 3.5%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (j)	4,101	3,946
1.346% 8/21/09 (j)	2,051	2,019
1.3525% 7/16/09 (j)	1,008	996
2.4556% 9/9/09 (j)	2,228	2,192
3.25% 3/25/09	1,203	1,203
4.245% 1/7/10	2,133	2,091
4.5% 10/28/10	3,213	3,188
5.3% 10/30/15	2,051	1,892
5.85% 7/19/10	6,606	6,663
6.95% 8/10/12	2,367	2,450
BlackRock, Inc. 6.25% 9/15/17	14,564	13,849
Goldman Sachs Group, Inc.:
5.25% 10/15/13	10,348	9,573
5.45% 11/1/12	6,606	6,368
5.95% 1/18/18	6,992	6,250
6.15% 4/1/18	3,453	3,138
6.6% 1/15/12	2,999	3,008
6.75% 10/1/37	6,905	4,910
6.875% 1/15/11	478	485
7.5% 2/15/19	15,081	14,937
Janus Capital Group, Inc.:
6.125% 9/15/11	4,205	2,943
6.5% 6/15/12	7,313	4,938
Lazard Group LLC:
6.85% 6/15/17	6,731	5,030
7.125% 5/15/15	2,413	1,832
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	20,603	18,393
6.15% 4/25/13	4,400	3,870
6.4% 8/28/17	1,700	1,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18	$ 5,663	$ 4,712
Morgan Stanley:
1.6475% 1/9/12 (j)	7,571	6,222
1.6975% 1/9/14 (j)	8,767	5,876
4.75% 4/1/14	1,392	1,167
5.05% 1/21/11	5,337	5,263
5.25% 11/2/12	428	403
5.45% 1/9/17	1,618	1,396
5.95% 12/28/17	3,764	3,322
6.6% 4/1/12	10,025	9,954
6.625% 4/1/18	11,098	10,248
6.75% 4/15/11	1,465	1,471
Northern Trust Corp. 5.5% 8/15/13	1,879	1,944
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	1,714	1,719
The Bank of New York, Inc. 4.95% 11/1/12	6,773	6,812
UBS AG Stamford Branch:
5.75% 4/25/18	16,695	14,597
5.875% 12/20/17	5,235	4,638
		207,246
Commercial Banks - 3.1%
American Express Bank FSB:
5.5% 4/16/13	19,183	18,155
6% 9/13/17	1,088	964
ANZ National International Ltd. 6.2% 7/19/13 (d)	1,926	1,863
Bank One Corp.:
5.25% 1/30/13	1,630	1,583
7.875% 8/1/10	1,211	1,250
BB&T Corp. 6.5% 8/1/11	2,178	2,221
Chase Manhattan Corp. 7.875% 6/15/10	2,721	2,785
Credit Suisse First Boston 6% 2/15/18	13,937	12,644
Credit Suisse First Boston New York Branch 5% 5/15/13	10,598	10,232
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (d)(j)	8,827	6,973
Export-Import Bank of Korea:
5.125% 2/14/11	5,118	4,947
5.25% 2/10/14 (d)	990	889
5.5% 10/17/12	3,954	3,743
Fifth Third Bancorp:
4.5% 6/1/18	216	135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 3,679	$ 2,666
HBOS PLC 6.75% 5/21/18 (d)	4,768	3,828
HSBC Holdings PLC 1.6125% 10/6/16 (j)	817	655
JPMorgan Chase Bank 6% 10/1/17	3,672	3,474
KeyBank NA:
5.8% 7/1/14	1,962	1,748
7% 2/1/11	1,970	1,947
Korea Development Bank:
3.875% 3/2/09	6,272	6,272
4.625% 9/16/10	3,213	3,127
4.75% 7/20/09	1,643	1,635
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (d)(j)	515	431
National City Bank, Cleveland:
4.15% 8/1/09	12,715	12,624
4.5% 3/15/10	5,159	5,126
PNC Funding Corp.:
1.3144% 1/31/12 (j)	10,486	8,341
7.5% 11/1/09	3,551	3,538
Rabobank Capital Funding Trust II 5.26% (d)(j)	997	429
Regions Bank 7.5% 5/15/18	268	234
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (d)(j)	2,495	1,879
5.805% 6/20/16 (d)(j)	7,370	5,159
Sovereign Bank 2.88% 8/1/13 (j)	1,170	872
Standard Chartered Bank 6.4% 9/26/17 (d)	16,126	12,898
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(j)	5,141	2,313
Union Planters Corp. 7.75% 3/1/11	1,051	1,021
UnionBanCal Corp. 5.25% 12/16/13	1,161	1,083
Wachovia Bank NA 4.875% 2/1/15	2,468	2,202
Wachovia Corp.:
1.2244% 10/15/11 (j)	7,040	6,246
1.255% 4/23/12 (j)	951	820
2.2525% 12/1/09 (j)	1,904	1,881
5.625% 10/15/16	5,958	5,299
5.75% 6/15/17	5,141	4,823
Wells Fargo & Co.:
4.2% 1/15/10	4,618	4,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
5.625% 12/11/17	$ 11,268	$ 10,695
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	1,017	1,028
		187,290
Consumer Finance - 2.0%
American Express Credit Corp. 5.875% 5/2/13	1,022	939
American General Finance Corp. 6.9% 12/15/17	5,500	2,187
Capital One Financial Corp. 2.4694% 9/10/09 (j)	5,744	5,531
Discover Financial Services:
2.6288% 6/11/10 (j)	7,050	6,247
6.45% 6/12/17	4,004	3,029
General Electric Capital Corp.:
4.8% 5/1/13	43,000	40,502
5.625% 9/15/17	8,516	7,422
6.375% 11/15/67 (j)	9,000	5,218
Household Finance Corp.:
6.375% 10/15/11	3,260	3,175
7% 5/15/12	820	815
HSBC Finance Corp.:
5.25% 1/14/11	2,293	2,250
5.25% 1/15/14	1,847	1,727
MBNA America Bank NA 7.125% 11/15/12 (d)	1,216	1,166
MBNA Corp. 7.5% 3/15/12	2,819	2,602
Nelnet, Inc. 7.4% 9/29/36 (j)	4,712	707
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	7,441	6,991
ORIX Corp. 5.48% 11/22/11	675	467
SLM Corp.:
1.2994% 7/27/09 (j)	2,783	2,591
1.3194% 7/26/10 (j)	13,789	11,362
1.3894% 10/25/11 (j)	9,107	6,381
2.1963% 3/15/11 (j)	196	149
4.5% 7/26/10	10,778	8,521
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	722	615
		120,594
Diversified Financial Services - 2.3%
Bank of America Corp. 7.4% 1/15/11	15,182	14,095
BTM Curacao Holding NV 1.8975% 12/19/16 (d)(j)	2,165	1,673
CIT Group, Inc.:
1.3866% 6/8/09 (j)	2,054	1,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
4.75% 12/15/10	$ 1,440	$ 1,093
5.4% 2/13/12	4,304	3,249
Citigroup, Inc.:
1.3356% 5/18/11 (j)	4,927	4,122
5.3% 10/17/12	17,536	15,555
5.5% 4/11/13	20,461	18,528
6.125% 5/15/18	2,468	2,128
6.5% 1/18/11	2,292	2,162
6.5% 8/19/13	10,786	10,056
CME Group, Inc. 5.75% 2/15/14	887	893
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	9,747	10,035
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(j)	5,252	1,050
International Lease Finance Corp.:
5.4% 2/15/12	5,021	3,239
5.65% 6/1/14	11,255	6,582
6.375% 3/25/13	2,635	1,528
6.625% 11/15/13	4,769	2,718
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	4,783	3,841
5.6% 6/1/11	5,425	5,531
5.75% 1/2/13	3,886	3,838
6.75% 2/1/11	659	673
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	491	456
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,911	1,261
5.5% 1/15/14 (d)	1,218	834
5.7% 4/15/17 (d)	2,973	1,903
TECO Finance, Inc. 7% 5/1/12	7,703	7,289
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	5,676	4,172
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(j)	4,072	1,792
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	8,779	3,573
ZFS Finance USA Trust IV 5.875% 5/9/32 (d)(j)	4,384	1,689
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	4,410	1,742
		139,264
Insurance - 1.3%
Assurant, Inc.:
5.625% 2/15/14	3,351	2,767
6.75% 2/15/34	3,447	2,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 979	$ 756
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	2,613	1,620
Jackson National Life Global Funding 5.375% 5/8/13 (d)	1,319	1,205
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	1,042	633
MetLife, Inc.:
5% 6/15/15	2,039	1,893
6.125% 12/1/11	1,735	1,738
7.717% 2/15/19	8,426	8,130
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	5,783	5,632
5.125% 4/10/13 (d)	980	936
Monumental Global Funding II 5.65% 7/14/11 (d)	2,896	2,922
Monumental Global Funding III 5.5% 4/22/13 (d)	3,860	3,402
Pacific Life Global Funding 5.15% 4/15/13 (d)	11,239	10,963
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	11,200	9,329
Prudential Financial, Inc.:
5.15% 1/15/13	3,798	3,398
5.4% 6/13/35	792	468
5.5% 3/15/16	745	623
5.7% 12/14/36	673	411
8.875% 6/15/68 (j)	5,209	2,969
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	5,859	2,754
Symetra Financial Corp. 6.125% 4/1/16 (d)	9,082	7,158
The Chubb Corp. 5.75% 5/15/18	2,760	2,654
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	2,190	2,225
		76,738
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	4,523	3,135
Arden Realty LP 5.2% 9/1/11	2,348	2,365
AvalonBay Communities, Inc.:
4.95% 3/15/13	643	569
5.5% 1/15/12	4,196	3,910
6.625% 9/15/11	1,434	1,384
Brandywine Operating Partnership LP:
4.5% 11/1/09	5,411	5,215
5.625% 12/15/10	7,150	6,316
5.7% 5/1/17	3,604	1,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 3,718	$ 2,045
BRE Properties, Inc.:
4.875% 5/15/10	4,528	4,261
5.75% 9/1/09	1,071	1,066
Camden Property Trust:
4.375% 1/15/10	2,592	2,333
5.375% 12/15/13	1,150	943
5.875% 11/30/12	5,186	4,460
Colonial Properties Trust 4.75% 2/1/10	9,908	9,474
CPG Partners LP 6% 1/15/13	1,783	1,585
Developers Diversified Realty Corp.:
4.625% 8/1/10	5,281	3,727
5% 5/3/10	3,928	2,750
5.25% 4/15/11	4,264	2,099
5.375% 10/15/12	2,253	1,079
Duke Realty LP:
4.625% 5/15/13	1,099	739
5.25% 1/15/10	795	758
5.4% 8/15/14	4,193	2,860
5.625% 8/15/11	5,184	4,417
5.875% 8/15/12	815	624
5.95% 2/15/17	590	365
6.25% 5/15/13	10,650	7,988
6.5% 1/15/18	4,625	2,862
Equity One, Inc.:
6% 9/15/17	1,496	987
6.25% 1/15/17	865	588
Equity Residential 5.125% 3/15/16	5,000	4,048
Federal Realty Investment Trust:
5.4% 12/1/13	724	551
6% 7/15/12	5,141	4,230
6.2% 1/15/17	1,087	826
Hospitality Properties Trust 5.625% 3/15/17	2,103	1,171
HRPT Properties Trust:
5.75% 11/1/15	1,559	1,029
6.25% 6/15/17	2,160	1,335
6.65% 1/15/18	1,083	689
Liberty Property LP:
5.125% 3/2/15	1,487	1,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 2,606	$ 1,797
6.625% 10/1/17	4,025	2,908
Mack-Cali Realty LP:
5.05% 4/15/10	1,421	1,336
7.25% 3/15/09	5,112	5,103
7.75% 2/15/11	1,710	1,607
Reckson Operating Partnership LP 5.15% 1/15/11	414	331
Simon Property Group LP:
4.6% 6/15/10	1,921	1,840
4.875% 8/15/10	1,182	1,132
5% 3/1/12	636	547
5.375% 6/1/11	1,088	1,014
5.6% 9/1/11	4,764	4,429
5.75% 5/1/12	2,220	1,931
7.75% 1/20/11	1,439	1,376
Tanger Properties LP 6.15% 11/15/15	43	32
UDR, Inc. 5.5% 4/1/14	7,495	5,941
Washington (REIT) 5.95% 6/15/11	6,375	5,554
		134,540
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	1,729	1,399
5.5% 10/1/12	3,275	2,984
5.75% 6/15/17	4,950	4,023
Post Apartment Homes LP:
5.45% 6/1/12	2,375	1,995
6.3% 6/1/13	4,202	3,446
Regency Centers LP:
4.95% 4/15/14	1,071	783
5.25% 8/1/15	3,739	2,594
5.875% 6/15/17	1,851	1,285
		18,509
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	6,098	5,372
5.65% 5/1/18	10,200	8,637
Countrywide Financial Corp.:
1.6863% 3/24/09 (j)	4,045	4,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp.: - continued
4.5% 6/15/10	$ 840	$ 816
5.8% 6/7/12	5,112	4,685
Countrywide Home Loans, Inc.:
4.125% 9/15/09	6,744	6,682
6.25% 4/15/09	1,065	1,067
Independence Community Bank Corp.:
3.585% 6/20/13 (j)	2,133	1,536
3.75% 4/1/14 (j)	7,393	4,953
4.9% 9/23/10	2,973	2,780
World Savings Bank FSB 4.125% 12/15/09	910	905
		41,468
TOTAL FINANCIALS		925,649
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	5,181	5,289
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	3,063	2,002
6.3% 8/15/14	6,342	4,617
		6,619
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,800	5,058
6.45% 9/15/37	3,700	3,908
Bristol-Myers Squibb Co. 5.45% 5/1/18	5,140	5,244
Novartis Capital Corp. 4.125% 2/10/14	5,137	5,185
Roche Holdings, Inc. 5% 3/1/14 (d)	10,417	10,535
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,679	1,651
		31,581
TOTAL HEALTH CARE		43,489
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	4,628	4,617
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.4% 12/15/11 (d)	$ 1,434	$ 1,484
Bombardier, Inc. 6.3% 5/1/14 (d)	12,815	8,586
		14,687
Airlines - 1.0%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	131	129
6.978% 10/1/12	724	669
7.024% 4/15/11	4,960	4,811
7.324% 4/15/11	2,000	1,900
7.858% 4/1/13	9,523	8,237
Continental Airlines, Inc.:
6.648% 9/15/17	5,658	4,470
6.795% 2/2/20	180	131
6.82% 5/1/18	388	295
6.9% 7/2/19	1,523	1,226
7.056% 3/15/11	3,083	2,991
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	662	480
7.57% 11/18/10	18,968	17,356
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,976	2,863
8.36% 7/20/20	2,708	2,085
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	992	710
6.071% 9/1/14	635	616
6.201% 3/1/10	405	383
6.602% 9/1/13	1,147	1,084
7.032% 4/1/12	2,048	1,961
7.186% 10/1/12	5,086	4,870
		57,267
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (j)	3,819	3,426
Industrial Conglomerates - 0.5%
Covidien International Finance SA:
5.15% 10/15/10	4,431	4,537
5.45% 10/15/12	1,084	1,109
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6% 10/15/17	$ 5,134	$ 5,170
General Electric Co. 5.25% 12/6/17	20,623	18,981
		29,797
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	1,071	1,019
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	1,950	1,815
TOTAL INDUSTRIALS		108,011
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	6,157	5,950
5.9% 2/15/39	985	917
		6,867
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,171	4,474
6% 10/1/12	6,795	5,989
6.55% 10/1/17	4,136	3,118
		13,581
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	2,807	2,602
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	3,502	2,914
National Semiconductor Corp.:
2.2463% 6/15/10 (j)	2,217	1,926
6.15% 6/15/12	2,600	2,039
		6,879
TOTAL INFORMATION TECHNOLOGY		29,929
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	$ 827	$ 845
Lubrizol Corp. 8.875% 2/1/19	1,626	1,667
		2,512
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,213	2,294
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	3,003	2,792
6.4% 1/15/18	3,065	2,499
Sealed Air Corp. 6.95% 5/15/09 (d)	1,138	1,143
		6,434
Metals & Mining - 0.5%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	3,463	3,541
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,509	3,613
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,721	5,200
6.5% 7/15/18	9,565	8,451
United States Steel Corp. 5.65% 6/1/13	2,600	2,127
Vale Overseas Ltd. 6.25% 1/23/17	4,070	3,917
		26,849
Paper & Forest Products - 0.1%
International Paper Co.:
5.85% 10/30/12	260	232
7.4% 6/15/14	4,538	3,650
		3,882
TOTAL MATERIALS		41,971
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T Broadband Corp. 8.375% 3/15/13	4,531	4,833
AT&T, Inc.:
5.8% 2/15/19	15,405	14,960
6.7% 11/15/13	2,057	2,176
British Telecommunications PLC 8.625% 12/15/10	4,763	4,963
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,291	4,305
6.75% 8/20/18	6,362	6,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 3,802	$ 3,770
5.875% 2/1/12	4,791	4,951
5.875% 8/15/12	1,714	1,778
Sprint Capital Corp. 7.625% 1/30/11	2,945	2,555
Telecom Italia Capital SA:
4% 1/15/10	8,571	8,422
4.95% 9/30/14	5,623	4,844
5.25% 10/1/15	4,585	3,868
6.999% 6/4/18	10,646	9,607
Telefonica Emisiones SAU:
1.555% 2/4/13 (j)	4,213	3,620
6.421% 6/20/16	2,036	2,069
Telefonos de Mexico SA de CV 4.75% 1/27/10	10,872	10,981
Verizon Communications, Inc. 6.1% 4/15/18	5,000	4,950
Verizon Global Funding Corp. 7.25% 12/1/10	4,805	5,074
Verizon New England, Inc. 6.5% 9/15/11	1,562	1,606
Verizon New York, Inc. 6.875% 4/1/12	4,651	4,752
		110,592
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
4.125% 3/1/09	2,130	2,130
5.625% 11/15/17	3,170	2,947
Sprint Nextel Corp. 6% 12/1/16	1,839	1,195
Verizon Wireless Capital LLC:
5.55% 2/1/14 (d)	4,161	4,137
8.5% 11/15/18 (d)	6,169	6,944
Vodafone Group PLC:
5% 12/16/13	4,025	4,036
5.5% 6/15/11	4,839	4,907
7.75% 2/15/10	3,239	3,366
		29,662
TOTAL TELECOMMUNICATION SERVICES		140,254
UTILITIES - 4.0%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	5,236	5,107
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 7,209	$ 6,864
8.875% 11/15/18	2,073	2,290
Commonwealth Edison Co.:
5.4% 12/15/11	7,663	7,793
5.8% 3/15/18	8,295	7,879
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,230	4,268
7% 11/15/18	1,097	1,253
EDP Finance BV:
5.375% 11/2/12 (d)	3,494	3,436
6% 2/2/18 (d)	13,435	12,476
Enel Finance International SA:
5.7% 1/15/13 (d)	1,462	1,448
6.25% 9/15/17 (d)	3,626	3,189
Exelon Corp.:
4.9% 6/15/15	5,609	4,814
6.75% 5/1/11	1,165	1,165
FirstEnergy Corp. 6.45% 11/15/11	3,458	3,454
FPL Group Capital, Inc. 7.875% 12/15/15	2,711	3,064
Illinois Power Co. 6.125% 11/15/17	723	680
Jersey Central Power & Light Co. 7.35% 2/1/19	3,090	3,102
Nevada Power Co.:
6.5% 5/15/18	20,260	19,129
6.5% 8/1/18	2,752	2,596
Oncor Electric Delivery Co. 6.375% 5/1/12	4,787	4,785
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (d)	6,340	6,221
PacifiCorp 6% 1/15/39	2,111	2,086
Pennsylvania Electric Co. 6.05% 9/1/17	1,340	1,228
Pepco Holdings, Inc.:
4% 5/15/10	3,910	3,821
6.125% 6/1/17	1,051	931
6.45% 8/15/12	6,538	6,383
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	10,448	6,269
Progress Energy, Inc. 7.1% 3/1/11	5,933	6,094
Sierra Pacific Power Co. 5.45% 9/1/13	2,734	2,646
West Penn Power Co. 5.95% 12/15/17 (d)	550	486
Wisconsin Electric Power Co. 6.25% 12/1/15	5,279	5,608
		140,565
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 774	$ 660
Texas Eastern Transmission Corp. 7.3% 12/1/10	5,434	5,620
		6,280
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	11,296	10,997
Duke Capital LLC 5.668% 8/15/14	3,603	3,326
Exelon Generation Co. LLC 5.35% 1/15/14	2,678	2,474
PPL Energy Supply LLC:
6.3% 7/15/13	13,000	12,908
6.5% 5/1/18	5,485	4,751
TXU Corp. 5.55% 11/15/14	8,680	4,340
		38,796
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 5.95% 2/1/17	3,134	2,556
CMS Energy Corp. 6.55% 7/17/17	9,075	8,008
Dominion Resources, Inc.:
4.75% 12/15/10	6,891	6,933
6.3% 9/30/66 (j)	6,996	4,128
7.5% 6/30/66 (j)	8,922	5,799
DTE Energy Co. 7.05% 6/1/11	1,724	1,740
KeySpan Corp. 7.625% 11/15/10	866	903
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	5,119	5,275
National Grid PLC 6.3% 8/1/16	2,589	2,472
NiSource Finance Corp.:
5.25% 9/15/17	1,478	1,089
5.4% 7/15/14	2,361	1,854
5.45% 9/15/20	497	340
6.4% 3/15/18	2,712	2,129
7.875% 11/15/10	1,791	1,754
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	10,818	6,599
WPS Resources Corp. 6.11% 12/1/66 (j)	1,547	820
		52,399
TOTAL UTILITIES		238,040
TOTAL NONCONVERTIBLE BONDS (Cost $2,132,993)		2,044,751
U.S. Government and Government Agency Obligations - 20.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.8%
Fannie Mae:
2.75% 2/5/14	$ 23,000	$ 22,992
5% 2/16/12 (c)	67,735	73,641
Federal Home Loan Bank 3.625% 5/29/13	6,090	6,350
Freddie Mac:
2.125% 3/23/12 (c)	80,000	79,935
5% 1/30/14 (f)	23,200	25,505
5.25% 7/18/11 (c)	167,319	181,336
5.75% 1/15/12	16,545	18,291
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	1,630	1,639
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		409,689
U.S. Treasury Inflation Protected Obligations - 8.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	283,634	282,396
2% 7/15/14	167,355	166,685
2.625% 7/15/17	31,948	32,643
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		481,724
U.S. Treasury Obligations - 5.7%
U.S. Treasury Notes:
1.875% 2/28/14	8,247	8,190
2.875% 6/30/10 (f)	62,735	64,433
3.375% 6/30/13	195,030	208,149
3.75% 11/15/18	33,091	35,064
4.125% 8/31/12	24,697	26,817
TOTAL U.S. TREASURY OBLIGATIONS		342,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,199,911)		1,234,066
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 7.5%
3.782% 6/1/34 (j)	2,935	2,943
3.915% 7/1/35 (j)	2,238	2,247
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 7/1/18	$ 9,386	$ 9,495
4.287% 3/1/33 (j)	288	293
4.303% 3/1/33 (j)	304	309
4.318% 7/1/35 (j)	1,955	1,975
4.331% 2/1/35 (j)	2,175	2,190
4.34% 1/1/35 (j)	714	725
4.386% 2/1/35 (j)	1,165	1,185
4.389% 12/1/33 (j)	23,775	24,068
4.411% 4/1/33 (j)	1,143	1,144
4.423% 5/1/35 (j)	418	424
4.432% 3/1/35 (j)	1,047	1,064
4.435% 6/1/35 (j)	2,458	2,493
4.456% 7/1/35 (j)	1,734	1,726
4.481% 3/1/35 (j)	2,203	2,231
4.5% 4/1/20	3,035	3,120
4.54% 5/1/35 (j)	1,478	1,498
4.543% 11/1/34 (j)	1,825	1,841
4.547% 3/1/35 (j)	3,429	3,446
4.548% 10/1/33 (j)	465	470
4.55% 10/1/35 (j)	16,038	16,247
4.583% 8/1/34 (j)	1,611	1,634
4.6% 10/1/33 (j)	524	526
4.603% 7/1/35 (j)	248	250
4.616% 9/1/35 (j)	11,663	11,890
4.623% 2/1/33 (j)	523	526
4.649% 10/1/35 (j)	1,330	1,342
4.651% 10/1/33 (j)	206	207
4.667% 7/1/35 (j)	1,031	1,051
4.686% 10/1/34 (j)	2,189	2,207
4.69% 12/1/34 (j)	1,395	1,412
4.742% 12/1/34 (j)	564	570
4.747% 4/1/35 (j)	228	231
4.765% 8/1/33 (j)	585	591
4.765% 2/1/34 (j)	171	174
4.784% 7/1/34 (j)	13,086	13,270
4.792% 1/1/35 (j)	416	422
4.798% 4/1/36 (j)	6,244	6,267
4.806% 11/1/34 (j)	1,684	1,705
4.81% 2/1/36 (j)	738	749
4.855% 10/1/34 (j)	7,455	7,547
4.891% 10/1/35 (j)	208	212
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.946% 7/1/34 (j)	$ 253	$ 255
4.987% 7/1/35 (j)	15,960	16,236
5% 12/1/17 to 8/1/18	40,172	41,607
5.046% 3/1/35 (j)	100	101
5.06% 9/1/34 (j)	4,469	4,519
5.087% 10/1/33 (j)	10,051	10,218
5.089% 9/1/34 (j)	575	581
5.141% 5/1/35 (j)	413	421
5.16% 10/1/18 (j)	259	262
5.185% 3/1/35 (j)	304	310
5.192% 5/1/35 (j)	7,399	7,567
5.193% 6/1/35 (j)	2,293	2,313
5.198% 3/1/35 (j)	374	376
5.264% 11/1/36 (j)	2,347	2,405
5.31% 12/1/34 (j)	760	769
5.408% 1/1/36 (j)	3,067	3,110
5.456% 2/1/36 (j)	11,387	11,768
5.5% 4/1/14 to 6/1/36	69,015	71,938
5.51% 11/1/36 (j)	3,928	4,003
5.551% 9/1/36 (j)	4,011	4,107
5.564% 1/1/36 (j)	3,441	3,557
5.593% 7/1/37 (j)	1,840	1,899
5.607% 1/1/34 (j)	1,196	1,214
5.648% 9/1/35 (j)	2,911	3,034
5.78% 2/1/36 (j)	1,871	1,939
5.798% 1/1/36 (j)	2,306	2,399
5.821% 7/1/46 (j)	21,263	22,095
5.822% 3/1/36 (j)	7,305	7,577
5.995% 3/1/33 (j)	206	209
6.013% 4/1/36 (j)	1,425	1,481
6.192% 2/1/35 (j)	356	362
6.243% 6/1/36 (j)	684	695
6.328% 4/1/36 (j)	1,406	1,463
6.5% 4/1/13 to 3/1/35	78,368	82,710
7% 7/1/25 to 2/1/32	77	82
7.5% 8/1/13 to 8/1/29	917	974
12.5% 4/1/15 to 8/1/15	18	20
TOTAL FANNIE MAE		448,493
Freddie Mac - 1.8%
3.456% 2/1/34 (j)	565	565
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.883% 1/1/35 (j)	$ 373	$ 376
4.275% 6/1/35 (j)	914	927
4.315% 12/1/34 (j)	792	804
4.322% 3/1/35 (j)	1,312	1,333
4.361% 2/1/35 (j)	1,772	1,796
4.407% 3/1/35 (j)	977	991
4.471% 3/1/35 (j)	857	870
4.522% 2/1/35 (j)	1,624	1,651
4.767% 10/1/34 (j)	2,220	2,252
4.814% 9/1/34 (j)	1,071	1,091
4.905% 3/1/36 (j)	1,402	1,418
5% 3/1/19	37,063	38,396
5% 3/12/39 (e)	5,000	5,079
5% 3/12/39 (e)	6,000	6,095
5.142% 4/1/35 (j)	4,231	4,326
5.288% 3/1/35 (j)	589	592
5.294% 1/1/34 (j)	4,841	4,923
5.389% 11/1/35 (j)	1,996	2,056
5.521% 1/1/36 (j)	4,812	4,957
5.526% 2/1/35 (j)	1,057	1,063
5.694% 10/1/35 (j)	1,228	1,280
5.86% 6/1/36 (j)	1,608	1,667
5.977% 6/1/36 (j)	1,462	1,517
6.095% 3/1/33 (j)	132	134
6.101% 6/1/36 (j)	1,568	1,631
6.594% 1/1/37 (j)	9,237	9,638
6.702% 8/1/36 (j)	1,343	1,399
6.837% 10/1/36 (j)	11,684	12,191
7% 5/1/09 to 7/1/13	252	256
7.5% 4/1/09 to 1/1/33	739	773
8.5% 6/1/13	2	2
TOTAL FREDDIE MAC		112,049
Government National Mortgage Association - 2.8%
3.75% 1/20/34 (j)	3,583	3,562
4.25% 7/20/34 (j)	913	916
5.5% 3/18/39 (e)	31,000	31,840
5.5% 3/18/39 (e)	31,000	31,840
5.5% 3/18/39 (e)	36,000	36,975
5.5% 3/18/39 (e)	47,000	48,273
7% 1/15/28 to 11/15/32	9,944	10,569
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 3/15/28	$ 9	$ 10
8% 7/15/17 to 5/15/22	2,643	2,792
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		166,777
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $714,133)		727,319
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (j)	72	26
Series 2005-1 Class M1, 0.9438% 4/25/35 (j)	1,333	786
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (j)	597	5
Class M8, 1.3238% 7/25/36 (j)	296	2
Class M9, 2.1738% 7/25/36 (j)	195	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (j)	0*	0*
Class M2, 3.0988% 6/25/33 (j)	89	62
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (j)	212	188
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (j)	445	194
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (j)	188	154
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (j)	25	22
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (j)	259	8
Class M4, 0.8738% 5/25/36 (j)	219	5
Class M5, 0.9138% 5/25/36 (j)	318	5
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (j)	122	5
Class M5, 0.8638% 4/25/36 (j)	116	4
Advanta Business Card Master Trust:
Series 2006-A7 Class A7, 0.49% 10/20/12 (j)	4,070	3,256
Series 2006-C1 Class C1, 0.95% 10/20/14 (j)	851	60
Series 2007-A4 Class A4, 0.5% 4/22/13 (j)	8,819	6,526
Series 2007-B1 Class B, 0.72% 12/22/14 (j)	1,801	270
Series 2007-D1 Class D, 1.87% 1/22/13 (d)(j)	7,290	510
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (d)(j)	699	690
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (d)(j)	177	161
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	$ 404	$ 401
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (j)	128	0*
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (j)	116	73
Series 2004-R10 Class M1, 1.1738% 11/25/34 (j)	485	216
Series 2004-R11 Class M1, 1.1338% 11/25/34 (j)	417	205
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (j)	184	140
Class M3, 1.0238% 4/25/34 (j)	120	46
Series 2005-R1 Class M1, 0.9238% 3/25/35 (j)	674	393
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (j)	611	419
Series 2005-R2 Class M1, 0.9238% 4/25/35 (j)	1,476	850
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (j)	129	65
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (j)	541	1
Series 2006-M2 Class M7, 1.3738% 9/25/36 (j)	495	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (j)	34	7
Series 2004-W11 Class M2, 1.1738% 11/25/34 (j)	401	149
Series 2004-W5 Class M1, 1.0738% 4/25/34 (j)	486	286
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (j)	425	134
Class M2, 1.0738% 5/25/34 (j)	371	201
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (j)	1,110	391
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (j)	932	12
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (j)	1,025	497
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (j)	174	78
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (j)	384	200
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (j)	1,908	827
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (j)	169	67
Class M2, 1.5938% 6/25/34 (j)	297	186
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (j)	298	115
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (j)	295	4
Class M9, 2.6238% 11/25/36 (j)	787	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(j)	$ 2,434	$ 0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (j)	2,455	2,207
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (j)	235	144
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (j)	460	286
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (j)	78	57
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (j)	692	315
Series 2005-HE2:
Class M1, 0.9738% 2/25/35 (j)	1,091	362
Class M2, 1.2238% 2/25/35 (j)	3,010	1,397
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (j)	1,643	1,469
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (j)	353	304
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (j)	451	444
Series 2007-SN1:
Class B, 5.52% 3/15/11	220	143
Class C, 5.73% 3/15/11	125	88
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (j)	273	254
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (d)(j)	2,079	1,497
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (d)(j)	327	82
Class B, 1.22% 7/20/39 (d)(j)	189	26
Class C, 1.57% 7/20/39 (d)(j)	243	22
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (j)	816	39
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (j)	304	6
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (d)(j)	1,080	13
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (j)	133	4
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (j)	1,289	312
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (d)(j)	195	141
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (j)	379	342
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	244	122
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (d)(j)	$ 273	$ 185
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (j)	541	6
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (j)	547	21
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (d)(j)	936	921
Class B, 0.735% 7/15/12 (d)(j)	936	882
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	236	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (j)	37	20
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (j)	137	73
Class M1, 0.9738% 6/25/34 (j)	473	311
Class M4, 1.4438% 4/25/34 (j)	114	54
Series 2004-4:
Class A, 0.8438% 8/25/34 (j)	30	14
Class M2, 1.0038% 6/25/34 (j)	420	278
Series 2005-1:
Class M1, 0.8938% 8/25/35 (j)	367	264
Class MV2, 0.9138% 7/25/35 (j)	1,011	705
Series 2005-3 Class MV1, 0.8938% 8/25/35 (j)	1,773	1,545
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (j)	339	280
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (d)	109	99
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,665	2,380
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (j)	1,521	1,509
Series 2006-2 Class B1, 0.575% 1/17/12 (j)	2,079	1,864
Series 2007-1 Class B, 0.555% 8/15/12 (j)	2,079	1,625
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (j)	28	15
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (j)	208	52
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (j)	3,219	907
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (j)	16	9
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (j)	349	320
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (d)	126	124
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	4,280	2,140
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class D, 6.89% 5/15/13 (d)	$ 2,945	$ 1,465
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,610	805
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (j)	1,448	1,013
Series 2006-4 Class B, 1.005% 6/15/13 (j)	553	279
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (j)	52	15
Class M2, 1.2238% 2/25/34 (j)	88	56
Series 2004-A Class M1, 1.2988% 1/25/34 (j)	859	459
Series 2005-A:
Class M1, 0.9038% 1/25/35 (j)	75	69
Class M2, 0.9338% 1/25/35 (j)	1,255	459
Class M3, 0.9638% 1/25/35 (j)	678	290
Class M4, 1.1538% 1/25/35 (j)	260	127
Series 2006-A:
Class M4, 0.8738% 5/25/36 (j)	647	9
Class M5, 0.9738% 5/25/36 (j)	346	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (d)(j)	1,684	1,135
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (d)(j)	257	159
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (j)	636	445
Class C, 0.7013% 9/17/12 (j)	495	322
Series 2007-1 Class C, 0.7313% 3/15/13 (j)	3,394	2,240
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	2,412	965
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (j)	445	217
Series 2003-FM1 Class M1, 1.7% 3/20/33 (j)	857	519
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	744	63
Class M1, 1.1238% 6/25/34 (j)	1,568	596
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (j)	291	156
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (j)	750	432
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (j)	411	133
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (j)	651	31
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (j)	11	5
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (j)	254	234
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (j)	$ 308	$ 4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (d)(j)	472	212
Series 2006-3:
Class B, 0.8738% 9/25/46 (d)(j)	468	75
Class C, 1.0238% 9/25/46 (d)(j)	1,092	131
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (d)(j)	2,519	1,285
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (j)	0*	0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (j)	715	326
Series 2003-4 Class M1, 1.6738% 10/25/33 (j)	212	94
Series 2003-5:
Class A2, 1.1738% 12/25/33 (j)	24	7
Class M1, 1.5238% 12/25/33 (j)	245	147
Series 2003-7 Class A2, 1.2338% 3/25/34 (j)	1	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (j)	372	173
Series 2004-3 Class M2, 2.1738% 8/25/34 (j)	243	148
Series 2004-7 Class A3, 0.8638% 1/25/35 (j)	0*	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (j)	933	833
Series 2005-3 Class M1, 0.8838% 8/25/35 (j)	638	570
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (j)	285	252
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (j)	2,610	1,802
Series 2006-7 Class M4, 0.8538% 1/25/37 (j)	820	4
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (j)	202	123
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (j)	1,609	1,429
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (j)	552	292
Class M2, 0.8494% 1/20/35 (j)	414	203
Series 2005-3 Class A1, 0.6194% 1/20/35 (j)	291	155
Series 2006-2:
Class M1, 0.74% 3/20/36 (j)	455	238
Class M2, 0.76% 3/20/36 (j)	753	370
Series 2006-3 Class A1V, 0.55% 3/20/36 (j)	497	474
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (j)	885	266
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (j)	889	378
Class MV1, 0.7038% 11/25/36 (j)	722	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (j)	$ 793	$ 616
Series 2006-A Class 2A1, 1.4963% 9/27/21 (j)	538	524
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (d)(j)	192	2
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (j)	1,518	683
Series 2004-2:
Class M1, 1.0038% 6/25/34 (j)	444	235
Class M2, 1.5538% 6/25/34 (j)	316	241
Series 2006-9 Class M4, 0.8438% 11/25/36 (j)	260	0*
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (j)	321	12
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (j)	151	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (j)	561	24
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (d)(j)	8,830	8,082
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (j)	426	274
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (j)	117	81
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (j)	1,860	1,319
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (j)	1,214	559
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (j)	31	18
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (j)	377	213
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (j)	291	168
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (j)	41	7
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (j)	737	354
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (j)	349	168
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (j)	316	108
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (j)	286	97
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (j)	365	176
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (j)	162	0*
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (j)	243	3
Class M6, 0.9238% 6/25/36 (j)	122	1
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (j)	81	65
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (j)	79	53
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (j)	43	34
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (j)	19	5
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (j)	73	60
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (j)	465	262
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (d)(j)	$ 397	$ 228
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (j)	25	4
Class M1, 1.5538% 8/25/32 (j)	45	21
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (j)	292	143
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (j)	243	3
Series 2007-2 Class A1, 0.5738% 4/25/37 (j)	58	44
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (j)	899	844
Series 2006-4 Class A1, 0.5038% 3/25/25 (j)	732	653
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (j)	836	467
Series 2005-4 Class M2, 0.9838% 9/25/35 (j)	1,020	152
Series 2005-D Class M2, 0.9438% 2/25/36 (j)	213	14
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	189	165
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (j)	695	4
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (j)	595	539
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (d)(j)	405	142
Series 2006-1A Class A, 1.87% 3/20/11 (d)(j)	841	336
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (j)	246	155
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (j)	199	114
Class M3, 1.7238% 9/25/34 (j)	381	85
Class M4, 1.9238% 9/25/34 (j)	489	52
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (j)	286	48
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (j)	832	608
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (j)	1,150	675
Class M3, 1.2138% 2/25/35 (j)	143	57
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (j)	552	315
Class M3, 1.0338% 1/25/35 (j)	342	135
Class M4, 1.3038% 1/25/35 (j)	1,055	163
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (j)	1,251	49
Class M9, 2.3538% 5/25/35 (j)	423	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (j)	$ 1,219	$ 8
Class M5, 0.8638% 9/25/36 (j)	608	3
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (d)(j)	2,598	1,117
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (j)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (j)	1,351	643
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (d)(j)	768	576
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (j)	910	409
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (d)(j)	1,237	1,051
Class C, 0.835% 8/15/11 (d)(j)	564	423
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (j)	168	109
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (j)	65	26
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (j)	98	43
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (j)	2	0*
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (d)(j)	936	272
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (j)	3,761	3,027
Class B, 0.7413% 9/15/11 (j)	2,812	1,125
Series 2007-AE1:
Class A, 0.555% 1/15/12 (j)	700	490
Class B, 0.755% 1/15/12 (j)	609	243
Class C, 1.055% 1/15/12 (j)	756	227
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (j)	2,055	1,480
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (j)	266	55
Series 2003-6HE Class A1, 0.9438% 11/25/33 (j)	26	9
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (d)(j)	2,024	1,924
Series 2006-2:
Class B, 0.605% 10/17/11 (j)	2,449	2,143
Class C, 0.805% 10/17/11 (j)	2,301	1,860
Series 2007-1 Class C, 0.8313% 6/15/12 (j)	2,624	1,688
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (d)	$ 4,820	$ 1,398
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	635	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (j)	431	8
Class M7, 1.2738% 10/25/36 (j)	312	3
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (d)(j)	3,928	3,741
Series 2006-C2A Class C2, 0.955% 8/15/15 (d)(j)	5,006	2,175
Series 2006-C3A Class C3A, 0.835% 10/15/13 (d)(j)	3,504	2,827
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	2,910	2,604
Series 2007-C1 Class C1, 0.855% 5/15/14 (d)(j)	3,049	1,794
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)(m)	5	0*
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	13	13
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (d)(j)	1,280	154
TOTAL ASSET-BACKED SECURITIES (Cost $148,335)		122,692
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.1%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (d)(j)	479	359
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (d)(j)	1,685	1,573
Class 2M, 1.4375% 2/17/52 (d)(j)	1,146	1,029
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (d)(j)	1,075	456
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (j)	48	39
Series 2004-B Class 1A1, 6.433% 3/25/34 (j)	54	41
Series 2004-C Class 1A1, 5.971% 4/25/34 (j)	95	75
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (j)	2,200	1,087
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (j)	408	226
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (j)	519	263
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (j)	1,465	1,099
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (j)	$ 74	$ 70
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (j)	15,405	11,962
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (j)	41	21
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (j)	90	42
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (j)	20	8
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (j)	332	158
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (j)	526	251
Class 5A2, 0.7938% 1/25/36 (j)	237	95
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (j)	83	37
Class 6M2, 0.9538% 6/25/35 (j)	1,055	258
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (j)	392	199
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (j)	124	61
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (j)	309	175
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (j)	11	7
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (j)	23	12
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (j)	113	57
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (j)	34	16
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (j)	21	13
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (j)	2,730	1,922
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (j)	2,456	1,276
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (j)	508	413
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)	41	26
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (d)(j)	2,044	1,568
Class C2, 1.6125% 10/18/54 (d)(j)	685	343
Class M2, 1.3925% 10/18/54 (d)(j)	1,175	759
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (d)(j)	1,753	820
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (d)(j)	2,227	964
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (d)(j)	$ 4,298	$ 301
Series 2006-2 Class C1, 0.94% 12/20/54 (j)	3,828	383
Series 2006-3 Class C2, 0.97% 12/20/54 (j)	804	50
Series 2006-4:
Class B1, 0.56% 12/20/54 (j)	2,150	430
Class C1, 0.85% 12/20/54 (j)	1,315	92
Class M1, 0.64% 12/20/54 (j)	566	85
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (j)	1,328	133
Class 1M1, 0.62% 12/20/54 (j)	864	130
Class 2C1, 0.9% 12/20/54 (j)	606	61
Class 2M1, 0.72% 12/20/54 (j)	1,109	178
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (j)	1,537	154
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (j)	308	77
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (j)	305	136
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (d)(j)	436	305
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (j)	1,398	797
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (j)	112	64
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (j)	188	111
Series 2005-1:
Class M4, 1.2238% 4/25/35 (j)	22	4
Class M5, 1.2438% 4/25/35 (j)	22	3
Class M6, 1.2938% 4/25/35 (j)	35	5
Series 2005-3 Class A1, 0.7138% 8/25/35 (j)	444	225
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (j)	139	5
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (j)	120	10
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (j)	2,115	1,721
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (j)	3,139	2,693
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (d)(j)	355	181
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (j)	53	33
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (j)	1,020	493
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (j)	$ 1,284	$ 539
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (d)(j)	149	82
Class C, 0.645% 6/15/22 (d)(j)	911	455
Class D, 0.655% 6/15/22 (d)(j)	350	158
Class E, 0.665% 6/15/22 (d)(j)	560	224
Class F, 0.695% 6/15/22 (d)(j)	1,010	354
Class G, 0.765% 6/15/22 (d)(j)	210	63
Class H, 0.785% 6/15/22 (d)(j)	421	105
Class J, 0.825% 6/15/22 (d)(j)	491	98
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (j)	159	92
Series 2003-B Class A1, 0.8138% 4/25/28 (j)	169	99
Series 2003-D Class A, 0.7838% 8/25/28 (j)	144	92
Series 2003-E Class A2, 2.0813% 10/25/28 (j)	239	143
Series 2003-F Class A2, 3.805% 10/25/28 (j)	192	115
Series 2004-A Class A2, 3.715% 4/25/29 (j)	221	137
Series 2004-B Class A2, 2.8388% 6/25/29 (j)	169	100
Series 2004-C Class A2, 2.15% 7/25/29 (j)	195	116
Series 2004-D Class A2, 3.4625% 9/25/29 (j)	166	98
Series 2004-E:
Class A2B, 3.825% 11/25/29 (j)	393	251
Class A2D, 4.015% 11/25/29 (j)	57	33
Series 2004-G Class A2, 3.48% 11/25/29 (j)	190	114
Series 2005-A Class A2, 3.3525% 2/25/30 (j)	183	110
Series 2005-B Class A2, 2.7988% 7/25/30 (j)	560	349
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (j)	1,165	5
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (j)	202	132
Class A2, 0.9238% 12/25/34 (j)	273	190
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (j)	231	152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (j)	2,329	1,139
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (j)	1,748	82
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (j)	1,467	994
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (j)	373	276
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (j)	$ 5,081	$ 4,051
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (d)(j)	975	474
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (d)(j)	752	402
Class B4, 2.0988% 6/10/35 (d)(j)	2,429	1,252
Class B5, 2.6988% 6/10/35 (d)(j)	1,659	826
Class B6, 3.1988% 6/10/35 (d)(j)	983	482
Series 2004-A:
Class B4, 1.6488% 2/10/36 (d)(j)	573	199
Class B5, 2.1488% 2/10/36 (d)(j)	382	123
Series 2004-B:
Class B4, 1.5488% 2/10/36 (d)(j)	249	69
Class B5, 1.9988% 2/10/36 (d)(j)	193	48
Class B6, 2.4488% 2/10/36 (d)(j)	67	14
Series 2004-C:
Class B4, 1.3988% 9/10/36 (d)(j)	320	94
Class B5, 1.7988% 9/10/36 (d)(j)	358	96
Class B6, 2.1988% 9/10/36 (d)(j)	79	17
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (j)	1,235	952
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	175	155
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (j)	179	131
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (d)(j)	196	147
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (d)(j)	44	43
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (j)	321	196
Series 2004-1 Class A, 1.8888% 2/20/34 (j)	115	73
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)	166	103
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)	501	308
Series 2004-3 Class A, 3.885% 5/20/34 (j)	157	96
Series 2004-4 Class A, 4.4388% 5/20/34 (j)	601	374
Series 2004-5 Class A3, 2.9113% 6/20/34 (j)	236	144
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (j)	181	116
Class A3B, 2.3038% 7/20/34 (j)	35	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)	$ 182	$ 109
Class A3B, 2.1388% 7/20/34 (j)	22	13
Series 2004-8 Class A2, 2.15% 9/20/34 (j)	453	293
Series 2005-1 Class A2, 1.8388% 2/20/35 (j)	304	188
Series 2005-2 Class A2, 2.03% 3/20/35 (j)	379	228
Series 2005-3 Class A1, 0.67% 5/20/35 (j)	184	99
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (j)	376	5
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (d)(j)	67	29
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (j)	2,341	1,193
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (j)	108	104
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (j)	44	42
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5322% 6/25/34 (j)	2,849	2,318
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (j)	1,733	1,352
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (j)	893	682
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (j)	2,750	2,117
TOTAL PRIVATE SPONSOR		63,315
U.S. Government Agency - 2.3%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,827	6,067
Series 2002-9 Class PC, 6% 3/25/17	882	925
Series 2003-84 Class GC, 4.5% 5/25/15	6,384	6,486
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	15,276
Series 2006-4 Class PB, 6% 9/25/35	11,821	12,304
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	3,036	3,152
Series 2004-3 Class BA, 4% 7/25/17	537	546
Series 2004-45 Class AV, 4.5% 10/25/22	946	944
Series 2004-86 Class KC, 4.5% 5/25/19	2,423	2,481
Series 2005-41 Class LA, 5.5% 5/25/35	10,619	10,962
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	5,496	5,701
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer Series 2516 Class AH, 5% 1/15/16	$ 803	$ 811
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	3,120	3,277
Series 2363 Class PF, 6% 9/15/16	4,382	4,577
Series 2425 Class JH, 6% 3/15/17	3,778	3,968
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,937
Series 2702 Class WB, 5% 4/15/17	9,725	10,031
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,802
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,375
sequential payer:
Series 2528 Class HN, 5% 11/15/17	8,075	8,432
Series 2777 Class AB, 4.5% 6/15/29	11,725	12,001
Series 2809 Class UA, 4% 12/15/14	1,387	1,397
TOTAL U.S. GOVERNMENT AGENCY		139,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,961)		202,767
Commercial Mortgage Securities - 1.2%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (d)(j)	440	198
Class G, 0.9913% 3/15/22 (d)(j)	285	108
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (d)(j)	1,133	510
Class G, 0.785% 10/15/19 (d)(j)	772	270
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (d)(j)	75	43
Series 2004-1:
Class A, 0.8338% 4/25/34 (d)(j)	984	738
Class B, 2.3738% 4/25/34 (d)(j)	109	41
Class M1, 1.0338% 4/25/34 (d)(j)	89	55
Class M2, 1.6738% 4/25/34 (d)(j)	80	42
Series 2004-2:
Class A, 0.9038% 8/25/34 (d)(j)	743	594
Class M1, 1.0538% 8/25/34 (d)(j)	169	106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A1, 0.8438% 1/25/35 (d)(j)	$ 1,498	$ 1,086
Class A2, 0.8938% 1/25/35 (d)(j)	216	151
Class M1, 0.9738% 1/25/35 (d)(j)	259	168
Class M2, 1.4738% 1/25/35 (d)(j)	168	92
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (d)(j)	1,097	768
Class M1, 0.9038% 8/25/35 (d)(j)	81	33
Class M2, 0.9538% 8/25/35 (d)(j)	134	54
Class M3, 0.9738% 8/25/35 (d)(j)	74	26
Class M4, 1.0838% 8/25/35 (d)(j)	68	20
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (d)(j)	598	389
Class A2, 0.8738% 11/25/35 (d)(j)	388	252
Class M1, 0.9138% 11/25/35 (d)(j)	71	27
Class M2, 0.9638% 11/25/35 (d)(j)	90	34
Class M3, 0.9838% 11/25/35 (d)(j)	80	28
Class M4, 1.0738% 11/25/35 (d)(j)	100	35
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (d)(j)	1,405	808
Class B1, 1.8738% 1/25/36 (d)(j)	121	43
Class M1, 0.9238% 1/25/36 (d)(j)	453	261
Class M2, 0.9438% 1/25/36 (d)(j)	136	75
Class M3, 0.9738% 1/25/36 (d)(j)	199	99
Class M4, 1.0838% 1/25/36 (d)(j)	110	52
Class M5, 1.1238% 1/25/36 (d)(j)	110	49
Class M6, 1.1738% 1/25/36 (d)(j)	117	49
Series 2006-1:
Class A2, 0.8338% 4/25/36 (d)(j)	219	144
Class M1, 0.8538% 4/25/36 (d)(j)	78	39
Class M2, 0.8738% 4/25/36 (d)(j)	83	37
Class M3, 0.8938% 4/25/36 (d)(j)	71	30
Class M4, 0.9938% 4/25/36 (d)(j)	40	22
Class M5, 1.0338% 4/25/36 (d)(j)	39	15
Class M6, 1.1138% 4/25/36 (d)(j)	78	40
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (d)(j)	2,146	1,716
Class A2, 0.7538% 7/25/36 (d)(j)	194	155
Class B1, 1.3438% 7/25/36 (d)(j)	73	15
Class B3, 3.1738% 7/25/36 (d)(j)	110	22
Class M1, 0.7838% 7/25/36 (d)(j)	203	102
Class M2, 0.8038% 7/25/36 (d)(j)	143	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M3, 0.8238% 7/25/36 (d)(j)	$ 119	$ 54
Class M4, 0.8938% 7/25/36 (d)(j)	80	32
Class M5, 0.9438% 7/25/36 (d)(j)	99	35
Class M6, 1.0138% 7/25/36 (d)(j)	147	52
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (d)(j)	126	39
Class B2, 1.8238% 10/25/36 (d)(j)	91	27
Class B3, 3.0738% 10/25/36 (d)(j)	147	33
Class M4, 0.9038% 10/25/36 (d)(j)	139	60
Class M5, 0.9538% 10/25/36 (d)(j)	166	66
Class M6, 1.0338% 10/25/36 (d)(j)	325	122
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (d)(j)	599	407
Class A2, 0.7438% 12/25/36 (d)(j)	2,699	1,873
Class B1, 1.1738% 12/25/36 (d)(j)	94	19
Class B2, 1.7238% 12/25/36 (d)(j)	98	45
Class B3, 2.9238% 12/25/36 (d)(j)	164	72
Class M1, 0.7638% 12/25/36 (d)(j)	195	125
Class M2, 0.7838% 12/25/36 (d)(j)	131	83
Class M3, 0.8138% 12/25/36 (d)(j)	133	56
Class M4, 0.8738% 12/25/36 (d)(j)	159	64
Class M5, 0.9138% 12/25/36 (d)(j)	146	58
Class M6, 0.9938% 12/25/36 (d)(j)	131	73
Series 2007-1:
Class A2, 0.7438% 3/25/37 (d)(j)	508	292
Class B1, 1.1438% 3/25/37 (d)(j)	166	58
Class B2, 1.6238% 3/25/37 (d)(j)	120	38
Class B3, 3.8238% 3/25/37 (d)(j)	323	95
Class M1, 0.7438% 3/25/37 (d)(j)	145	78
Class M2, 0.7638% 3/25/37 (d)(j)	108	56
Class M3, 0.7938% 3/25/37 (d)(j)	97	48
Class M4, 0.8438% 3/25/37 (d)(j)	80	39
Class M5, 0.8938% 3/25/37 (d)(j)	121	54
Class M6, 0.9738% 3/25/37 (d)(j)	169	68
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (d)(j)	450	272
Class A2, 0.7938% 7/25/37 (d)(j)	421	260
Class B1, 2.0738% 7/25/37 (d)(j)	132	42
Class B2, 2.7238% 7/25/37 (d)(j)	114	35
Class B3, 3.8238% 7/25/37 (d)(j)	129	39
Class M1, 0.8438% 7/25/37 (d)(j)	150	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M2, 0.8838% 7/25/37 (d)(j)	$ 84	$ 44
Class M3, 0.9638% 7/25/37 (d)(j)	85	42
Class M4, 1.1238% 7/25/37 (d)(j)	164	69
Class M5, 1.2238% 7/25/37 (d)(j)	145	57
Class M6, 1.4738% 7/25/37 (d)(j)	184	68
Series 2007-3:
Class A2, 0.7638% 7/25/37 (d)(j)	746	554
Class B1, 1.4238% 7/25/37 (d)(j)	121	58
Class B2, 2.0738% 7/25/37 (d)(j)	298	142
Class B3, 4.4738% 7/25/37 (d)(j)	162	74
Class M1, 0.7838% 7/25/37 (d)(j)	108	62
Class M2, 0.8138% 7/25/37 (d)(j)	115	64
Class M3, 0.8438% 7/25/37 (d)(j)	177	94
Class M4, 0.9738% 7/25/37 (d)(j)	279	146
Class M5, 1.0738% 7/25/37 (d)(j)	148	76
Class M6, 1.2738% 7/25/37 (d)(j)	113	57
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (d)(j)	165	52
Class B2, 3.9238% 9/25/37 (d)(j)	586	171
Class M1, 1.4238% 9/25/37 (d)(j)	158	79
Class M2, 1.5238% 9/25/37 (d)(j)	158	71
Class M4, 2.0738% 9/25/37 (d)(j)	394	158
Class M5, 2.2238% 9/25/37 (d)(j)	394	148
Class M6, 2.4238% 9/25/37 (d)(j)	395	138
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (d)(j)	576	329
Class H, 1.1113% 3/15/19 (d)(j)	387	174
Class J, 1.3113% 3/15/19 (d)(j)	291	116
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (d)(j)	298	185
Class E, 0.755% 3/15/22 (d)(j)	1,550	909
Class F, 0.805% 3/15/22 (d)(j)	950	532
Class G, 0.855% 3/15/22 (d)(j)	244	133
Class H, 1.005% 3/15/22 (d)(j)	298	134
Class J, 1.155% 3/15/22 (d)(j)	298	119
Series 2003-T12 Class X2, 0.5161% 8/13/39 (d)(j)(l)	80,754	867
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (d)(j)	783	340
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (d)(j)	$ 318	$ 98
Class H, 0.825% 11/15/36 (d)(j)	254	76
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	11,736	10,040
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	10,682
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (d)(j)	679	321
Class E, 0.825% 4/15/17 (d)(j)	216	101
Class F, 0.865% 4/15/17 (d)(j)	123	54
Class G, 1.005% 4/15/17 (d)(j)	123	53
Class H, 1.075% 4/15/17 (d)(j)	123	50
Class J, 1.305% 4/15/17 (d)(j)	94	42
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (d)(j)	278	93
Class G, 0.9613% 11/15/17 (d)(j)	193	60
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	2,352	2,293
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	250	143
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (d)(j)(l)	67,590	1,121
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (d)(j)	1,333	400
0.7313% 2/15/22 (d)(j)	476	119
Class F, 0.7813% 2/15/22 (d)(j)	952	210
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8718% 10/16/23 (j)	164	166
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	8,931	8,973
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (j)(l)	51,700	614
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (j)	7,200	5,014
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 0.885% 6/6/20 (d)(j)	597	340
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (d)(j)	165	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2: - continued
Class E, 0.7413% 11/15/18 (d)(j)	$ 234	$ 105
Class F, 0.7913% 11/15/18 (d)(j)	351	154
Class G, 0.8213% 11/15/18 (d)(j)	305	128
Class H, 0.9613% 11/15/18 (d)(j)	234	94
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,549	1,511
Series 2007-C2 Class A1, 5.226% 2/15/40	1,964	1,916
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (d)(j)	817	336
Class G, 0.815% 9/15/21 (d)(j)	1,615	591
Class H, 0.855% 9/15/21 (d)(j)	417	144
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	500	292
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (d)(j)	588	59
Series 2007-XCLA Class A1, 0.662% 7/17/17 (d)(j)	1,960	1,078
Series 2007-XLCA Class B, 0.9613% 7/17/17 (d)(j)	1,115	100
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (d)(j)	477	119
Class E, 0.712% 10/15/20 (d)(j)	597	119
Class F, 0.762% 10/15/20 (d)(j)	358	64
Class G, 0.802% 10/15/20 (d)(j)	443	66
Class H, 0.892% 10/15/20 (d)(j)	279	28
Class J, 1.042% 10/15/20 (d)(j)	318	25
Class MHRO, 1.152% 10/15/20 (d)(j)	129	14
Class MJPM, 1.462% 10/15/20 (d)(j)	44	4
Class MSTR, 1.162% 10/15/20 (d)(j)	80	11
Class NHRO, 1.352% 10/15/20 (d)(j)	189	17
Class NSTR, 1.312% 10/15/20 (d)(j)	74	8
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (d)(j)	1,522	122
Class D, 1.1613% 7/17/17 (d)(j)	716	50
Class E, 1.2613% 7/17/17 (d)(j)	582	35
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (d)(j)	126	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (d)(j)	$ 913	$ 502
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (d)(j)	996	409
Class F, 0.795% 8/11/18 (d)(j)	1,343	403
Class G, 0.815% 8/11/18 (d)(j)	1,272	318
Class J, 0.9331% 8/11/18 (d)(j)	283	102
Class X1A, 0.0239% 9/15/21 (d)(j)(l)	2,025	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (d)(j)	67	17
Class AP2, 1.255% 6/15/20 (d)(j)	109	22
Class F, 0.935% 6/15/20 (d)(j)	2,124	680
Class LXR2, 1.255% 6/15/20 (d)(j)	1,448	217
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,672)		72,026
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12 (Cost $5,868)	5,337	5,824
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	424	373
6.875% 3/15/12	690	661
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,039)		1,034
Bank Notes - 0.1%

National City Bank, Cleveland 2.3025% 3/1/13 (j) (Cost $6,213)	8,714	6,797
Fixed-Income Funds - 23.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	2,531,371	179,550
Fidelity Commercial Mortgage-Backed Securities Central Fund (k)	6,574,915	447,094
Fidelity Corporate Bond 1-10 Year Central Fund (k)	6,467,920	573,899
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-5 Year Central Fund (k)	565,339	$ 52,006
Fidelity Specialized High Income Central Fund (k)	1,688,897	131,261
TOTAL FIXED-INCOME FUNDS (Cost $1,783,444)		1,383,810
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (j)	$ 1,844	582
MUFG Capital Finance 1 Ltd. 6.346% (j)	8,112	5,078
TOTAL PREFERRED SECURITIES (Cost $6,014)		5,660
Cash Equivalents - 8.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	226,848	226,843
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	297,544	297,537
TOTAL CASH EQUIVALENTS (Cost $524,380)		524,380
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $6,809,963)		6,331,126
NET OTHER ASSETS - (5.7)%		(343,417)
NET ASSETS - 100%		$ 5,987,709
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (g)

	Nov. 2034	$ 2,086	$ (1,932)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	688	(370)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (g)	May 2033	2,086	(1,753)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (g)	Oct. 2036	1,580	(1,525)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	1,282	(1,210)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	610	(560)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (Rating-Baa3) (i)	June 2010	53,680	(3,408)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (Rating-Baa3) (i)

	March 2010	$ 33,880	$ (1,569)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (h)	Sept. 2037	800	(772)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (g)	Feb. 2035	2,900	(2,735)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (g)	August 2034	504	(296)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (g)	June 2035	2,900	(2,750)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (g)	Oct. 2034	624	(370)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (g)	April 2032	184	(149)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (g)

	March 2034	$ 107	$ (7)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (g)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (g)	August 2035	3,300	(3,099)
TOTAL CREDIT DEFAULT SWAPS		$ 107,215	$ (22,509)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.04% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Feb. 2010	100,000	2,655
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	1,233
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	9,621
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	69,309	7,271
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	30,000	2,453
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	75,000	7,613
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	$ 40,000	$ 3,791
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	12,488
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	9,357
TOTAL INTEREST RATE SWAPS		$ 797,129	$ 56,482
		$ 904,344	$ 33,973
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $382,460,000 or 6.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,488,000.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Represents a tradable index of credit default swaps on investment grade debt of U.S. companies. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Non-income producing
* Amount represents less than $1,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$226,843,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 88,945
UBS Securities LLC	137,898
$ 226,843
$297,537,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 297,537
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,855
Fidelity Commercial Mortgage-Backed Securities Central Fund	16,857
Fidelity Corporate Bond 1-10 Year Central Fund	59,289
Fidelity Corporate Bond 1-5 Year Central Fund	1,894
Fidelity Specialized High Income Central Fund	5,556
Fidelity Ultra-Short Central Fund	3,052
Total	$ 91,503
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 332,311	$ 4,855	$ 121,294	$ 179,550	22.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	663,536	16,857	86,679	447,094	19.2%
Fidelity Corporate Bond 1-10 Year Central Fund	2,208,849	59,544	1,542,068*	573,899	23.5%
Fidelity Corporate Bond 1-5 Year Central Fund	96,179	1,894	40,269	52,006	14.6%
Fidelity Specialized High Income Central Fund	149,427	5,556	-	131,261	34.0%
Fidelity Ultra-Short Central Fund	429,103	-	361,164*	-	0.0%
Total	$ 3,879,405	$ 88,706	$ 2,151,474	$ 1,383,810
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financials Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,331,126	$ 1,383,810	$ 4,923,441	$ 23,875
Other Financial Instruments*	$ 33,973	$ -	$ 46,720	$ (12,747)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 967	$ (19,465)
Total Realized Gain (Loss)	172	-*
Total Unrealized Gain (Loss)	4,216	7,878
Cost of Purchases	27,273	-
Proceeds of Sales	(549)	-
Amortization/Accretion	(8,386)	-
Transfer in/out of Level 3	182	(1,160)
Ending Balance	$ 23,875	$ (12,747)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(1,476,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $67,065,000 of which $54,135,000 and $12,930,000 will expire on August 31, 2014 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $291,424 and repurchase agreements of $524,380) - See accompanying schedule: Unaffiliated issuers (cost $5,026,519)	$ 4,947,316
Fidelity Central Funds (cost $1,783,444)	1,383,810
Total Investments (cost $6,809,963)		$ 6,331,126
Cash		3,186
Receivable for investments sold		54,927
Receivable for swap agreements		74
Receivable for fund shares sold		7,954
Interest receivable		42,940
Distributions receivable from Fidelity Central Funds		12,219
Unrealized appreciation on swap agreements		56,482
Other receivables		79
Total assets		6,508,987

Liabilities
Payable for investments purchased Regular delivery	$ 20,674
Delayed delivery	159,847
Payable for swap agreements	6,519
Payable for fund shares redeemed	11,432
Distributions payable	370
Unrealized depreciation on swap agreements	22,509
Accrued management fee	1,619
Other affiliated payables	656
Other payables and accrued expenses	115
Collateral on securities loaned, at value	297,537
Total liabilities		521,278

Net Assets		$ 5,987,709
Net Assets consist of:
Paid in capital		$ 6,912,355
Distributions in excess of net investment income		(12,847)
Accumulated undistributed net realized gain (loss) on investments		(457,292)
Net unrealized appreciation (depreciation) on investments		(454,507)
Net Assets, for 659,075 shares outstanding		$ 5,987,709
Net Asset Value, offering price and redemption price per share ($5,987,709 ÷ 659,075 shares)		$ 9.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009

Investment Income
Interest		$ 40,163
Income from Fidelity Central Funds		91,503
Total income		131,666

Expenses
Management fee	$ 9,927
Transfer agent fees	3,103
Fund wide operations fee	921
Independent trustees' compensation	12
Miscellaneous	51
Total expenses before reductions	14,014
Expense reductions	(37)	13,977
Net investment income		117,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,937
Fidelity Central Funds	(368,977)
Swap agreements	(6,317)
Total net realized gain (loss)		(358,357)
Change in net unrealized appreciation (depreciation) on: Investment securities	(147,903)
Swap agreements	39,841
Total change in net unrealized appreciation (depreciation)		(108,062)
Net gain (loss)		(466,419)
Net increase (decrease) in net assets resulting from operations		$ (348,730)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 117,689	$ 367,227
Net realized gain (loss)	(358,357)	(7,274)
Change in net unrealized appreciation (depreciation)	(108,062)	(184,404)
Net increase (decrease) in net assets resulting from operations	(348,730)	175,549
Distributions to shareholders from net investment income	(157,187)	(363,567)
Distributions to shareholders from net realized gain	(19,796)	-
Total distributions	(176,983)	(363,567)
Share transactions Proceeds from sales of shares	567,631	1,192,534
Reinvestment of distributions	174,280	357,893
Cost of shares redeemed	(1,114,211)	(2,776,563)
Net increase (decrease) in net assets resulting from share transactions	(372,300)	(1,226,136)
Total increase (decrease) in net assets	(898,013)	(1,414,154)

Net Assets
Beginning of period	6,885,722	8,299,876
End of period (including distributions in excess of net investment income of $12,847 and undistributed net investment income of $26,651, respectively)	$ 5,987,709	$ 6,885,722
Other Information Shares
Sold	61,253	118,070
Issued in reinvestment of distributions	19,102	35,520
Redeemed	(120,463)	(274,858)
Net increase (decrease)	(40,108)	(121,268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006G

2006J

2005J

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54	$ 10.87
Income from Investment Operations
Net investment income D	.175	.483	.501	.169	.436	.366	.374
Net realized and unrealized gain (loss)	(.670)	(.278)	(.134)	.081	(.295)	(.009)	(.123)
Total from investment operations	(.495)	.205	.367	.250	.141	.357	.251
Distributions from net investment income	(.235)	(.475)	(.475)	(.150)	(.421)	(.362)	(.381)
Distributions from net realized gain	(.030)	-	(.012)	-	(.010)	(.105)	(.200)
Total distributions	(.265)	(.475)	(.487)	(.150)	(.431)	(.467)	(.581)
Net asset value, end of period	$ 9.09	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54
Total Return B, C	(5.01)%	2.03%	3.63%	2.48%	1.36%	3.47%	2.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.45%	.45%	.45%A	.46%	.62%	.61%
Expenses net of fee waivers, if any	.46%A	.45%	.45%	.45%A	.46%	.62%	.61%
Expenses net of all reductions	.45%A	.44%	.44%	.44%A	.46%	.61%	.61%
Net investment income	3.83%A	4.79%	4.89%	4.96%A	4.22%	3.50%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 5,988	$ 6,886	$ 8,300	$ 7,567	$ 7,658	$ 7,272	$ 6,846
Portfolio turnover rate F	97%A	80%	94%I	71%A	44%	74%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 72,354
Unrealized depreciation	(547,497)
Net unrealized appreciation (depreciation)	$ (475,143)
Cost for federal income tax purposes	$ 6,806,269

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $107,215 representing 1.8% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,768,251 and $2,238,702, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of ..03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $215,919 in return for its 3,453 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

On February 20, 2009, the Fund redeemed in-kind 17,133 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $1,542,068 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $526.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee and transfer agent expenses by $9 and $28 respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund were the owners of record of approximately 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 36% of the outstanding shares of the Fund. Subsequent to period end, the Fidelity Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro-rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro-rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of February 28, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2009 and for the year ended August 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 8, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBF-USAN-0409
1.784857.105

Fidelity®
Investment Grade Bond
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.80%
Actual		$ 1,000.00	$ 939.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.83%
Actual		$ 1,000.00	$ 938.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.52%
Actual		$ 1,000.00	$ 937.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.59%
Actual		$ 1,000.00	$ 935.40	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Investment Grade Bond	.46%
Actual		$ 1,000.00	$ 942.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 940.40	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
AAA 10.8%	AAA 13.4%
AA 3.2%	AA 5.7%
A 8.8%	A 9.8%
BBB 17.8%	BBB 20.0%
BB and Below 5.1%	BB and Below 4.3%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	6.1	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.8	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Corporate Bonds 30.7%	Corporate Bonds 33.6%
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
Asset-Backed Securities 4.5%	Asset-Backed Securities 5.8%
CMOs and Other Mortgage Related Securities 10.6%	CMOs and Other Mortgage Related Securities 13.3%
Municipal Bonds 0.0%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

* Foreign investments	6.4%	** Foreign investments	10.5%
* Futures and Swaps	1.4%	** Futures and Swaps	0.5%

†Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 7,546
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	1,895
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	22,712
Comcast Corp.:
4.95% 6/15/16	15,874	14,188
5.9% 3/15/16	9,300	8,767
COX Communications, Inc.:
6.25% 6/1/18 (b)	2,536	2,228
6.45% 12/1/36 (b)	14,215	11,402
6.95% 6/1/38 (b)	7,041	5,901
Liberty Media Corp.:
5.7% 5/15/13	8,500	6,428
8.25% 2/1/30	19,105	11,123
News America Holdings, Inc. 7.75% 12/1/45	6,015	5,224
News America, Inc.:
6.15% 3/1/37	6,365	4,953
6.2% 12/15/34	4,570	3,473
6.9% 3/1/19 (b)	7,150	6,770
Time Warner Cable, Inc. 5.85% 5/1/17	35,779	32,356
Viacom, Inc.:
6.125% 10/5/17	9,190	7,563
6.75% 10/5/37	8,475	6,140
		149,228
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	20,510	21,518
TOTAL CONSUMER DISCRETIONARY		180,187
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (b)	10,900	10,568
Diageo Capital PLC 5.2% 1/30/13	3,020	3,074
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	9,360
		23,002
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	8,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	$ 6,360	$ 6,433
6% 2/11/13	3,380	3,523
6.25% 6/1/12	6,081	6,433
6.875% 2/1/38	9,031	8,957
		25,346
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	11,164	11,379
9.7% 11/10/18	11,828	12,384
Philip Morris International, Inc. 6.375% 5/16/38	12,770	12,561
Reynolds American, Inc.:
6.75% 6/15/17	15,115	12,766
7.25% 6/15/37	22,265	16,207
		65,297
TOTAL CONSUMER STAPLES		122,464
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	14,255	13,122
DCP Midstream LLC:
6.75% 9/15/37 (b)	7,295	5,341
9.75% 3/15/19 (b)	8,334	8,080
Transocean Ltd.:
6% 3/15/18	5,000	4,719
6.8% 3/15/38	4,060	3,710
Weatherford International Ltd.:
6% 3/15/18	5,650	4,687
9.625% 3/1/19	7,000	7,150
		46,809
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,437
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	5,929
6.45% 9/15/36	9,885	7,549
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	6,332
5.9% 2/1/18	2,830	2,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp. 3.95% 3/3/14	$ 24,991	$ 25,134
ConocoPhillips:
4.4% 5/15/13	50,000	49,959
5.75% 2/1/19	11,897	11,642
6.5% 2/1/39	7,891	7,648
Duke Energy Field Services 7.875% 8/16/10	7,580	7,671
EnCana Corp. 4.75% 10/15/13	2,269	2,135
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,415
Nakilat, Inc. 6.067% 12/31/33 (b)	12,415	8,105
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	5,985	3,805
Nexen, Inc.:
5.875% 3/10/35	10,560	7,198
6.4% 5/15/37	7,730	5,455
Pemex Project Funding Master Trust 2.82% 12/3/12 (b)(h)	11,870	10,149
Petro-Canada:
6.05% 5/15/18	4,170	3,437
6.8% 5/15/38	10,305	7,589
Petroleos Mexicanos 8% 5/3/19 (b)	6,517	6,403
Suncor Energy, Inc.:
6.1% 6/1/18	12,820	10,565
6.5% 6/15/38	2,565	1,754
6.85% 6/1/39	11,275	8,203
Talisman Energy, Inc. yankee 6.25% 2/1/38	11,230	7,670
TEPPCO Partners LP:
6.65% 4/15/18	11,620	9,797
7.55% 4/15/38	10,010	7,783
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	20,583
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	3,884
Valero Energy Corp. 6.625% 6/15/37	5,740	4,383
XTO Energy, Inc.:
5.9% 8/1/12	6,352	6,296
6.25% 8/1/17	9,995	9,684
6.75% 8/1/37	5,265	4,696
		285,789
TOTAL ENERGY		332,598
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 10.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 21,590	$ 22,347
BlackRock, Inc. 6.25% 9/15/17	12,840	12,210
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,880	4,704
5.95% 1/18/18	10,230	9,144
6.15% 4/1/18	9,490	8,623
7.5% 2/15/19	14,350	14,213
Janus Capital Group, Inc. 6.125% 9/15/11	2,605	1,823
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	2,579
JPMorgan Chase Capital XX 6.55% 9/29/36	96,700	68,394
Lazard Group LLC:
6.85% 6/15/17	5,200	3,886
7.125% 5/15/15	16,430	12,472
Merrill Lynch & Co., Inc. 6.875% 4/25/18	23,797	19,800
Morgan Stanley 1.6975% 1/9/14 (h)	40,435	27,099
		207,294
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	8,150	5,604
Bank One Corp. 5.25% 1/30/13	13,775	13,381
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	589
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	4,415
Credit Suisse First Boston 6% 2/15/18	17,850	16,194
Credit Suisse First Boston New York Branch 5% 5/15/13	9,731	9,395
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(h)	1,564	1,235
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	6,486
Fifth Third Bancorp:
4.5% 6/1/18	3,545	2,223
8.25% 3/1/38	2,904	2,104
HBOS PLC 6.75% 5/21/18 (b)	6,489	5,209
HSBC Holdings PLC:
1.6125% 10/6/16 (h)	1,537	1,233
6.5% 5/2/36	11,470	10,146
6.5% 9/15/37	5,010	4,361
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	9,070
Korea Development Bank 5.75% 9/10/13	6,838	6,268
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(h)	969	811
Regions Bank 6.45% 6/26/37	3,200	2,086
Santander Issuances SA Unipersonal 1.885% 6/20/16 (b)(h)	4,691	3,532
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.88% 8/1/13 (h)	$ 2,199	$ 1,640
Standard Chartered Bank 6.4% 9/26/17 (b)	23,680	18,940
Wachovia Bank NA 5.85% 2/1/37	19,011	15,126
Wachovia Corp. 4.875% 2/15/14	1,791	1,601
Wells Fargo Bank NA 5.95% 8/26/36	11,449	9,487
		151,136
Consumer Finance - 0.7%
SLM Corp.:
1.3194% 7/26/10 (h)	64,500	53,147
1.3894% 10/25/11 (h)	3,925	2,750
1.4594% 1/27/14 (h)	2,240	1,155
2.1963% 3/15/11 (h)	1,130	858
4.5% 7/26/10	2,325	1,838
5% 10/1/13	830	507
		60,255
Diversified Financial Services - 1.2%
Bank of America Corp. 5.75% 12/1/17	16,395	13,834
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(h)	2,541	1,963
Citigroup, Inc.:
5.3% 10/17/12	8,650	7,673
5.5% 4/11/13	13,702	12,407
6.125% 5/15/18	20,068	17,306
CME Group, Inc. 5.75% 2/15/14	5,028	5,060
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	10,694
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,296	3,062
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	8,603
5.5% 1/15/14 (b)	8,820	6,036
TECO Finance, Inc. 7% 5/1/12	11,415	10,802
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	7,500	3,053
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	13,680	5,404
		105,897
Insurance - 1.3%
Assurant, Inc. 5.625% 2/15/14	8,540	7,051
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	10,297
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	22,081	13,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	$ 15,840	$ 12,467
10.75% 6/15/88 (b)(h)	8,540	4,526
Lincoln National Corp. 7% 5/17/66 (h)	2,370	874
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,358
5.125% 4/10/13 (b)	11,934	11,401
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,380
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,538
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,803
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	18,775	8,824
Symetra Financial Corp. 6.125% 4/1/16 (b)	10,405	8,201
The Chubb Corp. 6.5% 5/15/38	4,535	4,217
		115,627
Real Estate Investment Trusts - 2.8%
AMB Property LP:
5.9% 8/15/13	9,635	6,678
6.3% 6/1/13	9,785	6,899
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	17,578
5.75% 4/1/12	6,713	3,692
Camden Property Trust 5.875% 11/30/12	6,435	5,534
Colonial Properties Trust:
4.75% 2/1/10	20,412	19,517
4.8% 4/1/11	2,650	2,283
5.5% 10/1/15	12,730	7,920
6.875% 8/15/12	5,000	3,976
Colonial Realty LP 6.05% 9/1/16	9,420	6,029
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	688
5% 5/3/10	6,840	4,788
5.25% 4/15/11	8,195	4,033
5.375% 10/15/12	5,485	2,627
Duke Realty LP:
5.4% 8/15/14	10,700	7,299
5.5% 3/1/16	10,700	6,680
5.625% 8/15/11	4,860	4,141
5.875% 8/15/12	1,205	923
5.95% 2/15/17	2,540	1,570
6.25% 5/15/13	5,180	3,885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 5,446
Equity One, Inc.:
6% 9/15/17	6,860	4,524
6.25% 1/15/17	4,535	3,084
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	3,714
6% 7/15/12	3,355	2,760
6.2% 1/15/17	2,580	1,961
HRPT Properties Trust:
5.75% 11/1/15	2,925	1,931
6.65% 1/15/18	6,500	4,137
Liberty Property LP:
5.5% 12/15/16	6,665	4,596
6.375% 8/15/12	4,617	3,786
6.625% 10/1/17	6,640	4,797
Mack-Cali Realty LP:
5.05% 4/15/10	9,145	8,596
7.25% 3/15/09	4,110	4,103
7.75% 2/15/11	1,080	1,015
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,232
6% 3/31/16	2,600	1,540
Simon Property Group LP:
4.6% 6/15/10	8,400	8,047
5.1% 6/15/15	15,660	12,706
5.375% 6/1/11	3,565	3,321
5.45% 3/15/13	8,720	7,520
5.75% 5/1/12	4,015	3,493
7.75% 1/20/11	2,250	2,151
Tanger Properties LP 6.15% 11/15/15	17,300	12,769
UDR, Inc. 5.5% 4/1/14	10,720	8,498
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	2,816
Washington (REIT) 5.95% 6/15/11	10,660	9,287
		245,570
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	2,405	1,946
5.5% 10/1/12	9,240	8,418
5.75% 6/15/17	11,250	9,144
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
6.625% 3/15/12	$ 2,360	$ 2,266
Post Apartment Homes LP 6.3% 6/1/13	11,550	9,471
Regency Centers LP 6.75% 1/15/12	12,435	10,616
		41,861
Thrifts & Mortgage Finance - 0.0%
Capmark Financial Group, Inc. 6.8% 5/10/17	3,809	766
Independence Community Bank Corp. 3.585% 6/20/13 (h)	2,790	2,008
		2,774
TOTAL FINANCIALS		930,414
INDUSTRIALS - 1.4%
Airlines - 1.3%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	12,854
7.858% 4/1/13	26,059	22,541
Continental Airlines, Inc. 6.545% 8/2/20	3,981	3,483
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	13,618	9,873
7.57% 11/18/10	21,770	19,920
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,895	4,965
8.36% 7/20/20	21,289	16,393
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	8,263	5,908
6.071% 9/1/14	1,161	1,126
6.602% 9/1/13	2,068	1,954
7.032% 4/1/12	2,243	2,148
7.186% 10/1/12	5,570	5,333
7.811% 4/1/11	4,909	5,057
		111,555
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (h)	3,591	3,221
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 6,338	$ 4,690
TOTAL INDUSTRIALS		120,136
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	12,106	11,700
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	9,971	8,628
6.55% 10/1/17	8,770	6,612
7.125% 10/1/37	4,405	2,874
		18,114
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	8,176
6.375% 8/3/15	10,650	6,365
National Semiconductor Corp.:
2.2463% 6/15/10 (h)	4,168	3,621
6.15% 6/15/12	7,260	5,693
		23,855
TOTAL INFORMATION TECHNOLOGY		53,669
MATERIALS - 0.6%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	7,855
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,562
Rio Tinto Finance Ltd.:
5.875% 7/15/13	12,154	11,048
6.5% 7/15/18	20,204	17,850
7.125% 7/15/28	17,840	14,649
		47,109
TOTAL MATERIALS		54,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	$ 17,617	$ 17,013
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	12,803
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,995	7,017
5.875% 8/20/13	10,485	10,673
6.75% 8/20/18	5,870	6,004
Sprint Capital Corp.:
6.875% 11/15/28	9,870	5,453
7.625% 1/30/11	7,295	6,328
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	9,691
5.25% 10/1/15	5,117	4,316
Telefonica Emisiones SAU:
5.855% 2/4/13	2,732	2,801
6.221% 7/3/17	11,230	11,285
Verizon Communications, Inc.:
5.25% 4/15/13	7,395	7,508
6.1% 4/15/18	9,830	9,733
		110,625
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. 6% 12/1/16	21,361	13,885
Vodafone Group PLC 5.625% 2/27/17	2,952	2,866
		16,751
TOTAL TELECOMMUNICATION SERVICES		127,376
UTILITIES - 3.9%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	10,662	10,399
Baltimore Gas & Electric Co. 6.125% 7/1/13	8,010	7,684
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	10,941
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	18,593
5.8% 3/15/18	11,545	10,967
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,989
EDP Finance BV 6% 2/2/18 (b)	25,358	23,548
Exelon Corp. 4.9% 6/15/15	27,100	23,261
Florida Power Corp. 5.65% 6/15/18	5,665	5,811
Nevada Power Co. 6.5% 5/15/18	16,280	15,372
Oncor Electric Delivery Co. 6.375% 5/1/12	17,030	17,023
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
4.8% 3/1/14	$ 2,670	$ 2,725
5.8% 3/1/37	7,180	6,916
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	9,581
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	9,372
		182,182
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	5,243
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	13,400	12,368
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	21,983
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	10,943
6.5% 5/1/18	11,365	9,844
TXU Corp. 5.55% 11/15/14	7,555	3,778
		58,916
Multi-Utilities - 1.1%
CMS Energy Corp. 6.55% 7/17/17	13,140	11,595
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	7,872
National Grid PLC 6.3% 8/1/16	26,485	25,289
NiSource Finance Corp.:
1.8206% 11/23/09 (h)	9,874	9,451
5.4% 7/15/14	2,960	2,324
5.45% 9/15/20	10,810	7,402
6.4% 3/15/18	21,180	16,628
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	12,240
		92,801
TOTAL UTILITIES		339,142
TOTAL NONCONVERTIBLE BONDS (Cost $2,722,494)		2,260,950
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.75% 2/5/14	100,000	99,965
3.625% 2/12/13	47,560	49,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5% 2/13/17	$ 30,000	$ 33,150
5.375% 6/12/17	25,000	28,172
Freddie Mac:
2.125% 3/23/12	50,700	50,659
4.125% 12/21/12	45,060	48,213
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		310,119
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	10,162	10,224
2% 1/15/14 (e)	123,650	123,116
2% 1/15/14	23,560	23,459
2.375% 1/15/17 (e)	305,200	303,932
2.375% 1/15/27 (e)	117,691	114,121
2.375% 1/15/27	2,242	2,174
2.625% 7/15/17	51,462	52,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		629,606
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 4.5% 5/15/38 (e)	90,400	102,632
U.S. Treasury Notes:
2.75% 10/31/13	168,800	175,156
4% 8/15/18	234,900	253,453
TOTAL U.S. TREASURY OBLIGATIONS		531,241
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,467,860)		1,470,966
U.S. Government Agency - Mortgage Securities - 20.2%

Fannie Mae - 15.8%
3.991% 9/1/33 (h)	8,394	8,517
4.5% 4/1/23	249	254
4.616% 9/1/35 (h)	11,435	11,658
5% 4/1/18 to 6/1/38	348,814	356,167
5.176% 4/1/36 (h)	19,216	19,796
5.5% 12/1/30 to 12/1/38 (d)	717,212	736,430
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/39 (c)	$ 98,000	$ 100,394
5.5% 3/12/39 (c)	32,000	32,782
5.5% 3/12/39 (c)	25,000	25,611
5.5% 3/12/39 (c)	35,000	35,855
5.593% 7/1/37 (h)	2,696	2,782
5.821% 7/1/46 (h)	30,540	31,734
6% 3/1/16 to 11/1/38 (d)	4,308	4,474
6% 3/12/39 (c)(d)	2,000	2,066
6.013% 4/1/36 (h)	2,044	2,125
6.118% 4/1/36 (h)	5,032	5,235
6.243% 6/1/36 (h)	795	808
6.328% 4/1/36 (h)	2,017	2,099
TOTAL FANNIE MAE		1,378,787
Freddie Mac - 0.9%
4.289% 8/1/35 (h)	18,128	18,309
4.478% 10/1/34 (h)	9,951	10,105
4.556% 4/1/35 (h)	20,770	21,181
4.635% 4/1/35 (h)	6,515	6,617
4.767% 7/1/35 (h)	7,559	7,695
4.984% 1/1/36 (h)	5,886	5,996
5.694% 10/1/35 (h)	1,427	1,487
5.86% 6/1/36 (h)	2,312	2,397
5.977% 6/1/36 (h)	2,103	2,182
6% 11/1/33 to 9/1/35	5,806	6,043
6.101% 6/1/36 (h)	2,252	2,343
TOTAL FREDDIE MAC		84,355
Government National Mortgage Association - 3.5%
5.5% 12/20/28 to 12/20/38 (c)	298,391	306,844
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,718,427)		1,769,986
Asset-Backed Securities - 3.5%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (h)	136	48
Series 2005-1 Class M1, 0.9438% 4/25/35 (h)	2,507	1,479
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (h)	$ 1,122	$ 9
Class M8, 1.3238% 7/25/36 (h)	556	3
Class M9, 2.1738% 7/25/36 (h)	367	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (h)	0*	0*
Class M2, 3.0988% 6/25/33 (h)	167	116
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (h)	399	354
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (h)	836	364
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (h)	353	289
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (h)	46	42
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (h)	487	15
Class M4, 0.8738% 5/25/36 (h)	412	9
Class M5, 0.9138% 5/25/36 (h)	599	9
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (h)	229	9
Class M5, 0.8638% 4/25/36 (h)	217	7
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (h)	1,600	112
Series 2007-A4 Class A4, 0.5% 4/22/13 (h)	5,864	4,339
Series 2007-B1 Class B, 0.72% 12/22/14 (h)	3,386	508
Series 2007-D1 Class D, 1.87% 1/22/13 (b)(h)	10,400	728
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (b)(h)	11,165	3,686
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(h)	1,314	1,296
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(h)	334	303
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	760	755
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,448	2,724
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (h)	189	183
Class M7, 1.3238% 10/25/36 (h)	965	1
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (h)	218	138
Series 2004-R10 Class M1, 1.1738% 11/25/34 (h)	912	406
Series 2004-R11 Class M1, 1.1338% 11/25/34 (h)	785	385
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (h)	$ 345	$ 263
Class M3, 1.0238% 4/25/34 (h)	226	86
Series 2005-R1 Class M1, 0.9238% 3/25/35 (h)	1,267	738
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (h)	1,149	788
Series 2005-R2 Class M1, 0.9238% 4/25/35 (h)	2,776	1,598
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (h)	243	122
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (h)	292	1
Series 2006-M2 Class M7, 1.3738% 9/25/36 (h)	930	1
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (h)	64	13
Series 2004-W11 Class M2, 1.1738% 11/25/34 (h)	754	280
Series 2004-W5 Class M1, 1.0738% 4/25/34 (h)	913	537
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (h)	799	252
Class M2, 1.0738% 5/25/34 (h)	698	377
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (h)	2,086	734
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (h)	1,751	22
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (h)	1,928	934
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (h)	328	146
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (h)	721	375
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (h)	3,588	1,555
Series 2004-HE3 Class M1, 1.0138% 6/25/34 (h)	318	126
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (h)	560	216
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (h)	554	7
Class M9, 2.6238% 11/25/36 (h)	1,479	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(h)	4,576	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (h)	4,616	4,150
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (h)	436	265
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (h)	865	538
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (h)	$ 147	$ 107
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (h)	1,302	591
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (h)	2,052	680
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (h)	678	519
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (h)	3,088	2,761
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (h)	1,033	889
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (h)	847	835
Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	2,937
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (h)	513	477
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (b)(h)	3,909	2,814
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (b)(h)	615	154
Class B, 1.22% 7/20/39 (b)(h)	355	50
Class C, 1.57% 7/20/39 (b)(h)	456	41
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (h)	1,534	74
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (h)	572	11
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (b)(h)	1,449	18
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (h)	251	7
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (h)	2,423	587
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (b)(h)	367	266
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (h)	713	643
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	459	229
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (b)(h)	513	348
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (h)	1,017	12
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (h)	1,029	40
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (b)(h)	1,759	1,732
Class B, 0.735% 7/15/12 (b)(h)	1,759	1,659
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (h)	656	558
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	2,825	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (h)	$ 70	$ 38
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (h)	257	138
Class M1, 0.9738% 6/25/34 (h)	889	585
Class M4, 1.4438% 4/25/34 (h)	215	102
Series 2004-4:
Class A, 0.8438% 8/25/34 (h)	56	27
Class M2, 1.0038% 6/25/34 (h)	790	523
Series 2005-1:
Class M1, 0.8938% 8/25/35 (h)	689	497
Class MV2, 0.9138% 7/25/35 (h)	1,901	1,326
Series 2005-3 Class MV1, 0.8938% 8/25/35 (h)	3,333	2,905
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (h)	638	527
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	205	187
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	3,601
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (h)	2,860	2,836
Series 2006-2 Class B1, 0.575% 1/17/12 (h)	3,909	3,504
Series 2007-1 Class B, 0.555% 8/15/12 (h)	3,909	3,055
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (h)	52	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (h)	391	97
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (h)	6,052	1,706
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (h)	31	16
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (h)	8,919	6,881
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (h)	656	601
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	236	234
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	2,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	2,047
Series 2007-A Class D, 7.05% 12/15/13 (b)	2,335	1,168
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (h)	2,722	1,905
Series 2006-4 Class B, 1.005% 6/15/13 (h)	1,039	524
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (h)	97	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Class M2, 1.2238% 2/25/34 (h)	$ 166	$ 106
Series 2004-A Class M1, 1.2988% 1/25/34 (h)	1,615	862
Series 2005-A:
Class M1, 0.9038% 1/25/35 (h)	140	129
Class M2, 0.9338% 1/25/35 (h)	2,360	863
Class M3, 0.9638% 1/25/35 (h)	1,275	545
Class M4, 1.1538% 1/25/35 (h)	489	239
Series 2006-A:
Class M4, 0.8738% 5/25/36 (h)	1,216	17
Class M5, 0.9738% 5/25/36 (h)	651	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(h)	3,167	2,133
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (b)(h)	483	299
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (h)	1,196	837
Class C, 0.7013% 9/17/12 (h)	930	605
Series 2007-1 Class C, 0.7313% 3/15/13 (h)	6,381	4,211
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	3,280	1,312
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (h)	837	408
Series 2003-FM1 Class M1, 1.7% 3/20/33 (h)	1,611	976
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	1,074	90
Class M1, 1.1238% 6/25/34 (h)	2,949	1,121
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (h)	548	293
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (h)	1,410	811
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (h)	772	251
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (h)	1,223	58
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (h)	21	10
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (h)	477	440
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (h)	580	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (b)(h)	887	399
Series 2006-3:
Class B, 0.8738% 9/25/46 (b)(h)	880	141
Class C, 1.0238% 9/25/46 (b)(h)	2,052	246
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(h)	4,736	2,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (h)	$ 1	$ 0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (h)	1,344	613
Series 2003-4 Class M1, 1.6738% 10/25/33 (h)	398	176
Series 2003-5:
Class A2, 1.1738% 12/25/33 (h)	44	13
Class M1, 1.5238% 12/25/33 (h)	460	277
Series 2003-7 Class A2, 1.2338% 3/25/34 (h)	2	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (h)	700	325
Series 2004-3 Class M2, 2.1738% 8/25/34 (h)	456	277
Series 2004-7 Class A3, 0.8638% 1/25/35 (h)	1	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (h)	1,753	1,567
Series 2005-3 Class M1, 0.8838% 8/25/35 (h)	1,199	1,071
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (h)	537	474
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (h)	4,907	3,388
Series 2006-7 Class M4, 0.8538% 1/25/37 (h)	1,542	7
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (h)	380	231
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (h)	3,025	2,686
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (h)	1,039	550
Class M2, 0.8494% 1/20/35 (h)	779	382
Series 2005-3 Class A1, 0.6194% 1/20/35 (h)	546	292
Series 2006-2:
Class M1, 0.74% 3/20/36 (h)	856	448
Class M2, 0.76% 3/20/36 (h)	1,416	695
Series 2006-3 Class A1V, 0.55% 3/20/36 (h)	935	892
Series 2007-2 Class A3V, 0.69% 7/21/36 (h)	755	334
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (h)	1,664	500
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (h)	1,671	710
Class MV1, 0.7038% 11/25/36 (h)	1,357	138
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (h)	1,491	1,158
Series 2006-A Class 2A1, 1.4963% 9/27/21 (h)	1,012	986
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (b)(h)	361	4
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (h)	2,853	1,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0038% 6/25/34 (h)	$ 836	$ 441
Class M2, 1.5538% 6/25/34 (h)	594	453
Series 2006-9 Class M4, 0.8438% 11/25/36 (h)	488	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (h)	604	22
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (h)	284	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (h)	1,055	44
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(h)	17,200	15,743
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (h)	801	514
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (h)	220	153
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (h)	3,497	2,479
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (h)	2,282	1,051
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (h)	59	34
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (h)	708	401
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (h)	547	317
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (h)	77	13
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (h)	1,385	666
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (h)	656	316
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (h)	593	202
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (h)	537	183
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (h)	686	331
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (h)	305	1
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (h)	712	673
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (h)	458	5
Class M6, 0.9238% 6/25/36 (h)	229	1
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (h)	152	123
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (h)	148	99
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (h)	80	64
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (h)	35	10
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (h)	138	113
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (h)	874	492
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(h)	746	428
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (h)	46	8
Class M1, 1.5538% 8/25/32 (h)	85	39
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (h)	$ 548	$ 270
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (h)	458	6
Series 2007-2 Class A1, 0.5738% 4/25/37 (h)	1,169	888
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (h)	1,690	1,587
Series 2006-4 Class A1, 0.5038% 3/25/25 (h)	1,377	1,228
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (h)	1,572	879
Series 2005-4 Class M2, 0.9838% 9/25/35 (h)	1,918	286
Series 2005-D Class M2, 0.9438% 2/25/36 (h)	400	27
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	355	310
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (h)	1,306	7
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (h)	1,119	1,013
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (b)(h)	761	267
Series 2006-1A Class A, 1.87% 3/20/11 (b)(h)	1,581	632
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (h)	462	291
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (h)	253	225
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (h)	351	315
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (h)	374	215
Class M3, 1.7238% 9/25/34 (h)	716	161
Class M4, 1.9238% 9/25/34 (h)	919	97
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (h)	539	89
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (h)	1,564	1,144
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (h)	2,162	1,269
Class M3, 1.2138% 2/25/35 (h)	268	108
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (h)	1,037	592
Class M3, 1.0338% 1/25/35 (h)	643	254
Class M4, 1.3038% 1/25/35 (h)	1,984	306
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (h)	2,441	95
Class M9, 2.3538% 5/25/35 (h)	795	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (h)	$ 562	$ 537
Class M4, 0.8338% 9/25/36 (h)	2,293	14
Class M5, 0.8638% 9/25/36 (h)	1,143	5
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(h)	4,884	2,100
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (h)	510	449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (h)	7	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (h)	2,541	1,208
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(h)	1,444	1,083
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (h)	1,711	770
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (b)(h)	2,325	1,976
Class C, 0.835% 8/15/11 (b)(h)	1,060	795
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (h)	315	205
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (h)	123	49
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (h)	185	82
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (h)	4	0*
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (b)(h)	1,759	511
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (h)	4,877	3,695
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (h)	12,170	9,797
Class B, 0.7413% 9/15/11 (h)	5,287	2,115
Series 2007-AE1:
Class A, 0.555% 1/15/12 (h)	1,315	921
Class B, 0.755% 1/15/12 (h)	1,144	458
Class C, 1.055% 1/15/12 (h)	1,422	427
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (b)(h)	15,495	13,946
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (h)	3,863	2,782
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (h)	$ 39	$ 8
Series 2003-6HE Class A1, 0.9438% 11/25/33 (h)	49	16
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (b)(h)	3,805	3,618
Series 2006-2:
Class B, 0.605% 10/17/11 (h)	4,604	4,029
Class C, 0.805% 10/17/11 (h)	4,326	3,496
Series 2007-1 Class C, 0.8313% 6/15/12 (h)	4,932	3,174
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	49,097
Class E, 7.05% 5/20/14 (b)	6,660	1,931
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,193	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (h)	810	15
Class M7, 1.2738% 10/25/36 (h)	587	7
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (b)(h)	7,385	7,034
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(h)	9,412	4,089
Series 2006-C3A Class C3A, 0.835% 10/15/13 (b)(h)	6,587	5,316
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,370	3,911
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(h)	5,732	3,373
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (b)(k)	10	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (h)	1,442	1,303
Series 2007-2 Class A1, 0.5638% 4/25/37 (h)	929	766
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	24	24
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(h)	2,406	289
TOTAL ASSET-BACKED SECURITIES (Cost $353,383)		302,215
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 2.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(h)	900	675
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(h)	3,168	2,956
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2M, 1.4375% 2/17/52 (b)(h)	$ 2,154	$ 1,935
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(h)	2,022	858
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	1,775	266
Class C, 5.6985% 4/10/49 (h)	4,735	663
Class D, 5.6985% 4/10/49 (h)	2,370	308
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (h)	706	561
Series 2003-J Class 2A2, 5.2918% 11/25/33 (h)	3,248	2,636
Series 2003-K Class 1A1, 5.2035% 12/25/33 (h)	91	74
Series 2003-L Class 2A1, 5.3147% 1/25/34 (h)	1,152	895
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (h)	1,731	1,347
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (h)	2,192	1,787
Class 2A2, 5.1951% 2/25/34 (h)	1,709	1,393
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (h)	101	77
Class 2A2, 4.0864% 3/25/34 (h)	630	470
Series 2004-C Class 1A1, 5.971% 4/25/34 (h)	179	141
Series 2004-D Class 2A1, 3.6163% 5/25/34 (h)	1,295	998
Series 2004-F Class 2A6, 4.1429% 7/25/34 (h)	931	910
Series 2004-J Class 2A1, 4.7597% 11/25/34 (h)	778	606
Series 2004-L Class 2A1, 4.3695% 1/25/35 (h)	934	713
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (h)	1,276	919
Class 2A2, 4.8028% 9/25/35 (h)	1,433	462
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(j)	69,412	5,796
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (h)	1,947	1,327
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (h)	4,136	2,043
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (h)	767	425
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (h)	975	494
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (h)	2,999	2,249
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (h)	3,593	2,907
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (h)	$ 2,420	$ 1,959
Class A4, 4.399% 8/25/34 (h)	2,229	1,783
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (h)	139	132
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (h)	78	39
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (h)	170	80
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (h)	37	16
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (h)	623	297
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (h)	989	472
Class 5A2, 0.7938% 1/25/36 (h)	445	178
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (h)	155	69
Class 6M2, 0.9538% 6/25/35 (h)	1,983	484
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (h)	736	374
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (h)	233	115
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (h)	581	329
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (h)	22	13
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (h)	44	23
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (h)	212	106
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (h)	64	29
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (h)	40	24
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (h)	3,117	2,195
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (h)	4,618	2,399
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (h)	955	777
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	77	48
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (h)	3,212	2,473
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(h)	3,843	2,948
Class C2, 1.6125% 10/18/54 (b)(h)	1,288	644
Class M2, 1.3925% 10/18/54 (b)(h)	2,209	1,427
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(h)	$ 3,297	$ 1,541
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(h)	4,187	1,813
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(h)	8,080	566
Series 2006-2 Class C1, 0.94% 12/20/54 (h)	7,196	720
Series 2006-3 Class C2, 0.97% 12/20/54 (h)	1,511	93
Series 2006-4:
Class B1, 0.56% 12/20/54 (h)	4,042	808
Class C1, 0.85% 12/20/54 (h)	2,472	173
Class M1, 0.64% 12/20/54 (h)	1,064	160
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (h)	2,497	250
Class 1M1, 0.62% 12/20/54 (h)	1,624	244
Class 2C1, 0.9% 12/20/54 (h)	1,140	114
Class 2M1, 0.72% 12/20/54 (h)	2,086	334
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (h)	2,890	289
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (h)	579	145
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (h)	418	279
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (h)	823	566
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (h)	572	257
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(h)	819	573
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (h)	2,629	1,498
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (h)	210	119
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (h)	353	209
Series 2005-1:
Class M4, 1.2238% 4/25/35 (h)	42	7
Class M5, 1.2438% 4/25/35 (h)	42	5
Class M6, 1.2938% 4/25/35 (h)	67	10
Series 2005-3 Class A1, 0.7138% 8/25/35 (h)	835	424
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (h)	261	9
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (h)	226	18
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (h)	$ 2,768	$ 1,651
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (h)	1,899	1,561
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (h)	5,063	4,171
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (h)	3,696	3,172
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(h)	667	341
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (h)	100	62
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (h)	1,918	927
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (h)	2,414	1,014
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(h)	280	154
Class C, 0.645% 6/15/22 (b)(h)	1,712	856
Class D, 0.655% 6/15/22 (b)(h)	659	296
Class E, 0.665% 6/15/22 (b)(h)	1,054	421
Class F, 0.695% 6/15/22 (b)(h)	1,900	665
Class G, 0.765% 6/15/22 (b)(h)	395	118
Class H, 0.785% 6/15/22 (b)(h)	791	198
Class J, 0.825% 6/15/22 (b)(h)	923	185
Class TM, 0.955% 6/15/22 (b)(h)	8,932	5,493
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (h)	299	174
Series 2003-B Class A1, 0.8138% 4/25/28 (h)	318	186
Series 2003-D Class A, 0.7838% 8/25/28 (h)	270	173
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	450	269
Series 2003-F Class A2, 3.805% 10/25/28 (h)	361	217
Series 2004-A Class A2, 3.715% 4/25/29 (h)	416	257
Series 2004-B Class A2, 2.8388% 6/25/29 (h)	317	188
Series 2004-C Class A2, 2.15% 7/25/29 (h)	367	218
Series 2004-D Class A2, 3.4625% 9/25/29 (h)	312	185
Series 2004-E:
Class A2B, 3.825% 11/25/29 (h)	738	471
Class A2D, 4.015% 11/25/29 (h)	107	63
Series 2004-G Class A2, 3.48% 11/25/29 (h)	357	215
Series 2005-A Class A2, 3.3525% 2/25/30 (h)	345	208
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	1,054	657
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (h)	$ 2,191	$ 10
Series 2004-A4 Class A1, 4.2286% 8/25/34 (h)	3,380	2,585
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (h)	2,095	1,648
Class A7, 4.4861% 2/25/35 (h)	3,021	1,954
Series 2006-A6 Class A4, 5.3897% 10/25/33 (h)	2,724	2,220
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (h)	380	247
Class A2, 0.9238% 12/25/34 (h)	514	357
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (h)	433	287
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (h)	4,378	2,142
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (h)	3,286	155
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (h)	2,759	1,868
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (h)	702	519
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (h)	7,220	5,756
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(h)	1,834	892
Class B6, 3.2988% 7/10/35 (b)(h)	3,657	1,620
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(h)	1,414	756
Class B4, 2.0988% 6/10/35 (b)(h)	2,823	1,455
Class B5, 2.6988% 6/10/35 (b)(h)	1,927	960
Class B6, 3.1988% 6/10/35 (b)(h)	1,143	561
Series 2004-A:
Class B4, 1.6488% 2/10/36 (b)(h)	1,078	373
Class B5, 2.1488% 2/10/36 (b)(h)	718	230
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(h)	467	129
Class B5, 1.9988% 2/10/36 (b)(h)	362	90
Class B6, 2.4488% 2/10/36 (b)(h)	126	26
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(h)	601	176
Class B5, 1.7988% 9/10/36 (b)(h)	674	181
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B6, 2.1988% 9/10/36 (b)(h)	$ 149	$ 33
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (h)	2,323	1,791
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	329	291
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (h)	336	247
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (h)	1,832	1,488
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(h)	369	277
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (b)(h)	83	81
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (h)	604	368
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	216	138
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	312	193
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	942	579
Series 2004-3 Class A, 3.885% 5/20/34 (h)	296	181
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	1,130	703
Series 2004-5 Class A3, 2.9113% 6/20/34 (h)	443	271
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (h)	340	218
Class A3B, 2.3038% 7/20/34 (h)	65	40
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	343	205
Class A3B, 2.1388% 7/20/34 (h)	42	25
Series 2004-8 Class A2, 2.15% 9/20/34 (h)	851	551
Series 2005-1 Class A2, 1.8388% 2/20/35 (h)	571	354
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	713	429
Series 2005-3 Class A1, 0.67% 5/20/35 (h)	346	186
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (h)	707	9
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (b)(h)	127	54
Series 2003-15A Class 4A, 5.4533% 4/25/33 (h)	1,674	1,357
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,086	931
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (h)	$ 4,401	$ 2,244
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (h)	204	195
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (h)	83	80
Series 2003-AR10 Class A7, 4.669% 10/25/33 (h)	8,193	5,144
Series 2003-AR8 Class A, 4.2743% 8/25/33 (h)	1,679	1,352
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (h)	2,555	2,530
Series 2005-AR14 Class 1A1, 5.0454% 12/25/35 (h)	12,190	9,863
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (h)	4,820	3,878
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (h)	12,381	9,863
Series 2004-V Class 1A2, 4.0139% 10/25/34 (h)	5,278	4,217
Series 2004-W:
Class A1, 4.5429% 11/25/34 (h)	1,600	1,277
Class A9, 4.5429% 11/25/34 (h)	3,709	2,333
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (h)	1,346	1,050
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (h)	6,141	4,691
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (h)	3,871	2,979
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (h)	44,967	32,164
TOTAL PRIVATE SPONSOR		214,371
U.S. Government Agency - 1.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	22,448
Series 3258 Class PM, 5.5% 12/15/36	78,537	81,460
TOTAL U.S. GOVERNMENT AGENCY		103,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,111)		318,279
Commercial Mortgage Securities - 2.2%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (b)(h)	828	373
Class G, 0.9913% 3/15/22 (b)(h)	537	204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(h)	$ 2,131	$ 959
Class G, 0.785% 10/15/19 (b)(h)	1,451	508
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (b)(h)	142	81
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(h)	1,849	1,387
Class B, 2.3738% 4/25/34 (b)(h)	206	77
Class M1, 1.0338% 4/25/34 (b)(h)	167	104
Class M2, 1.6738% 4/25/34 (b)(h)	150	79
Series 2004-2:
Class A, 0.9038% 8/25/34 (b)(h)	1,396	1,117
Class M1, 1.0538% 8/25/34 (b)(h)	318	198
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(h)	2,816	2,042
Class A2, 0.8938% 1/25/35 (b)(h)	405	284
Class M1, 0.9738% 1/25/35 (b)(h)	487	317
Class M2, 1.4738% 1/25/35 (b)(h)	315	173
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (b)(h)	2,062	1,443
Class M1, 0.9038% 8/25/35 (b)(h)	153	61
Class M2, 0.9538% 8/25/35 (b)(h)	252	101
Class M3, 0.9738% 8/25/35 (b)(h)	140	49
Class M4, 1.0838% 8/25/35 (b)(h)	128	38
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (b)(h)	1,124	730
Class A2, 0.8738% 11/25/35 (b)(h)	729	474
Class M1, 0.9138% 11/25/35 (b)(h)	133	51
Class M2, 0.9638% 11/25/35 (b)(h)	169	64
Class M3, 0.9838% 11/25/35 (b)(h)	151	53
Class M4, 1.0738% 11/25/35 (b)(h)	188	66
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (b)(h)	2,642	1,519
Class B1, 1.8738% 1/25/36 (b)(h)	228	80
Class M1, 0.9238% 1/25/36 (b)(h)	852	490
Class M2, 0.9438% 1/25/36 (b)(h)	256	141
Class M3, 0.9738% 1/25/36 (b)(h)	373	187
Class M4, 1.0838% 1/25/36 (b)(h)	207	98
Class M5, 1.1238% 1/25/36 (b)(h)	207	93
Class M6, 1.1738% 1/25/36 (b)(h)	219	92
Series 2006-1:
Class A2, 0.8338% 4/25/36 (b)(h)	411	270
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M1, 0.8538% 4/25/36 (b)(h)	$ 147	$ 74
Class M2, 0.8738% 4/25/36 (b)(h)	155	70
Class M3, 0.8938% 4/25/36 (b)(h)	134	56
Class M4, 0.9938% 4/25/36 (b)(h)	76	41
Class M5, 1.0338% 4/25/36 (b)(h)	74	28
Class M6, 1.1138% 4/25/36 (b)(h)	147	76
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (b)(h)	4,034	3,227
Class A2, 0.7538% 7/25/36 (b)(h)	364	291
Class B1, 1.3438% 7/25/36 (b)(h)	136	27
Class B3, 3.1738% 7/25/36 (b)(h)	206	41
Class M1, 0.7838% 7/25/36 (b)(h)	382	191
Class M2, 0.8038% 7/25/36 (b)(h)	270	129
Class M3, 0.8238% 7/25/36 (b)(h)	224	101
Class M4, 0.8938% 7/25/36 (b)(h)	151	60
Class M5, 0.9438% 7/25/36 (b)(h)	186	65
Class M6, 1.0138% 7/25/36 (b)(h)	277	97
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (b)(h)	236	73
Class B2, 1.8238% 10/25/36 (b)(h)	170	50
Class B3, 3.0738% 10/25/36 (b)(h)	277	62
Class M4, 0.9038% 10/25/36 (b)(h)	261	114
Class M5, 0.9538% 10/25/36 (b)(h)	312	125
Class M6, 1.0338% 10/25/36 (b)(h)	612	229
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(h)	1,126	766
Class A2, 0.7438% 12/25/36 (b)(h)	5,074	3,521
Class B1, 1.1738% 12/25/36 (b)(h)	177	35
Class B2, 1.7238% 12/25/36 (b)(h)	183	84
Class B3, 2.9238% 12/25/36 (b)(h)	308	136
Class M1, 0.7638% 12/25/36 (b)(h)	367	235
Class M2, 0.7838% 12/25/36 (b)(h)	247	155
Class M3, 0.8138% 12/25/36 (b)(h)	250	105
Class M4, 0.8738% 12/25/36 (b)(h)	299	120
Class M5, 0.9138% 12/25/36 (b)(h)	274	110
Class M6, 0.9938% 12/25/36 (b)(h)	247	137
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(h)	954	549
Class B1, 1.1438% 3/25/37 (b)(h)	312	109
Class B2, 1.6238% 3/25/37 (b)(h)	225	72
Class B3, 3.8238% 3/25/37 (b)(h)	608	178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 0.7438% 3/25/37 (b)(h)	$ 272	$ 148
Class M2, 0.7638% 3/25/37 (b)(h)	204	106
Class M3, 0.7938% 3/25/37 (b)(h)	182	91
Class M4, 0.8438% 3/25/37 (b)(h)	151	73
Class M5, 0.8938% 3/25/37 (b)(h)	227	102
Class M6, 0.9738% 3/25/37 (b)(h)	317	127
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(h)	3,020	1,827
Class A2, 0.7938% 7/25/37 (b)(h)	2,829	1,747
Class B1, 2.0738% 7/25/37 (b)(h)	850	270
Class B2, 2.7238% 7/25/37 (b)(h)	739	229
Class B3, 3.8238% 7/25/37 (b)(h)	830	249
Class M1, 0.8438% 7/25/37 (b)(h)	966	524
Class M2, 0.8838% 7/25/37 (b)(h)	505	261
Class M3, 0.9638% 7/25/37 (b)(h)	511	252
Class M4, 1.1238% 7/25/37 (b)(h)	1,059	442
Class M5, 1.2238% 7/25/37 (b)(h)	934	367
Class M6, 1.4738% 7/25/37 (b)(h)	1,190	437
Series 2007-3:
Class A2, 0.7638% 7/25/37 (b)(h)	1,403	1,042
Class B1, 1.4238% 7/25/37 (b)(h)	752	358
Class B2, 2.0738% 7/25/37 (b)(h)	1,939	923
Class B3, 4.4738% 7/25/37 (b)(h)	1,012	465
Class M1, 0.7838% 7/25/37 (b)(h)	657	382
Class M2, 0.8138% 7/25/37 (b)(h)	702	394
Class M3, 0.8438% 7/25/37 (b)(h)	1,128	595
Class M4, 0.9738% 7/25/37 (b)(h)	1,778	930
Class M5, 1.0738% 7/25/37 (b)(h)	903	464
Class M6, 1.2738% 7/25/37 (b)(h)	686	348
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(h)	310	98
Class B2, 3.9238% 9/25/37 (b)(h)	1,101	322
Class M1, 1.4238% 9/25/37 (b)(h)	297	148
Class M2, 1.5238% 9/25/37 (b)(h)	297	133
Class M4, 2.0738% 9/25/37 (b)(h)	741	296
Class M5, 2.2238% 9/25/37 (b)(h)	741	278
Class M6, 2.4238% 9/25/37 (b)(h)	742	260
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (b)(h)	1,083	618
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 1.1113% 3/15/19 (b)(h)	$ 728	$ 328
Class J, 1.3113% 3/15/19 (b)(h)	547	219
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(h)	561	348
Class E, 0.755% 3/15/22 (b)(h)	2,913	1,708
Class F, 0.805% 3/15/22 (b)(h)	1,786	1,001
Class G, 0.855% 3/15/22 (b)(h)	459	250
Class H, 1.005% 3/15/22 (b)(h)	561	252
Class J, 1.155% 3/15/22 (b)(h)	561	224
sequential payer Series 2007 PW17 Class A4, 5.694% 6/11/50	23,863	15,555
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (b)(h)	1,472	639
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	4,806
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(h)	597	185
Class H, 0.825% 11/15/36 (b)(h)	478	143
Series 2007-FL3A Class A2, 0.595% 4/15/22 (b)(h)	8,398	3,779
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (b)(h)	1,277	604
Class E, 0.825% 4/15/17 (b)(h)	407	190
Class F, 0.865% 4/15/17 (b)(h)	231	102
Class G, 1.005% 4/15/17 (b)(h)	231	100
Class H, 1.075% 4/15/17 (b)(h)	231	94
Class J, 1.305% 4/15/17 (b)(h)	177	80
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (b)(h)	523	175
Class G, 0.9613% 11/15/17 (b)(h)	362	113
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (b)(h)(j)	136,665	2,267
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (b)(h)	2,507	752
0.7313% 2/15/22 (b)(h)	895	224
Class F, 0.7813% 2/15/22 (b)(h)	1,790	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 6,458	$ 6,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (h)(j)	12,668	151
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (h)	18,000	12,535
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (b)(h)	1,122	640
Series 2007-EOP:
Class D, 0.815% 3/6/20 (b)(h)	9,955	6,371
Class H, 1.095% 3/6/20 (b)(h)	960	576
Class J, 1.295% 3/6/20 (b)(h)	1,375	784
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	17,870	11,765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(h)	310	146
Class E, 0.7413% 11/15/18 (b)(h)	440	198
Class F, 0.7913% 11/15/18 (b)(h)	660	290
Class G, 0.8213% 11/15/18 (b)(h)	573	241
Class H, 0.9613% 11/15/18 (b)(h)	440	176
sequential payer Series 2007-CB20 Class A4, 5.794% 2/12/51	11,600	6,822
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,080	6,771
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (b)(h)	1,537	632
Class G, 0.815% 9/15/21 (b)(h)	3,036	1,111
Class H, 0.855% 9/15/21 (b)(h)	783	271
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/12/50	2,790	757
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (b)(h)	1,106	111
Series 2007-XCLA Class A1, 0.662% 7/17/17 (b)(h)	3,684	2,026
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(h)	2,097	189
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (b)(h)	897	224
Class E, 0.712% 10/15/20 (b)(h)	1,122	224
Class F, 0.762% 10/15/20 (b)(h)	673	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.802% 10/15/20 (b)(h)	$ 832	$ 125
Class H, 0.892% 10/15/20 (b)(h)	524	52
Class J, 1.042% 10/15/20 (b)(h)	598	48
Class MHRO, 1.152% 10/15/20 (b)(h)	243	27
Class MJPM, 1.462% 10/15/20 (b)(h)	82	7
Class MSTR, 1.162% 10/15/20 (b)(h)	150	21
Class NHRO, 1.352% 10/15/20 (b)(h)	355	32
Class NSTR, 1.312% 10/15/20 (b)(h)	140	15
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	7,620	5,059
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	11,215
Series 2007-IQ16 Class A4, 5.809% 12/12/49	23,610	14,588
Series 2007-T27 Class A4, 5.804% 6/11/42	8,517	5,296
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(h)	2,862	229
Class D, 1.1613% 7/17/17 (b)(h)	1,347	94
Class E, 1.2613% 7/17/17 (b)(h)	1,094	66
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (b)(h)	236	194
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (b)(h)	1,716	944
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (b)(h)	1,873	768
Class F, 0.795% 8/11/18 (b)(h)	2,525	757
Class G, 0.815% 8/11/18 (b)(h)	2,392	598
Class J, 0.9331% 8/11/18 (b)(h)	532	191
Class X1A, 0.0239% 9/15/21 (b)(h)(j)	3,806	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(h)	126	31
Class AP2, 1.255% 6/15/20 (b)(h)	206	41
Class F, 0.935% 6/15/20 (b)(h)	3,993	1,278
Class LXR2, 1.255% 6/15/20 (b)(h)	2,722	408
sequential payer Series 2007-C32 Class A3, 5.7407% 6/15/49 (h)	29,290	15,297
Series 2007-C31 Class C, 5.6924% 4/15/47 (h)	8,950	1,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $248,855)		193,456
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento:
5.2% 5/21/13	$ 875	$ 770
6.875% 3/15/12	880	843
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,743)		1,613
Fixed-Income Funds - 29.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	2,086,859	148,021
Fidelity Commercial Mortgage-Backed Securities Central Fund (i)	7,974,388	542,258
Fidelity Corporate Bond 1-5 Year Central Fund (i)	2,670,805	245,687
Fidelity Mortgage Backed Securities Central Fund (i)	14,810,519	1,480,608
Fidelity Specialized High Income Central Fund (i)	2,535,452	197,055
TOTAL FIXED-INCOME FUNDS (Cost $2,995,168)		2,613,629
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $12,535)	$ 12,535	7,846
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $59,251)	$ 59,252	59,251
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $9,936,827)		8,998,191
NET OTHER ASSETS - (2.9)%		(255,061)
NET ASSETS - 100%		$ 8,743,130
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (f)

	Nov. 2034	$ 2,971	$ (2,752)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	957	(514)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	2,971	(2,496)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (f)	Oct. 2036	2,274	(2,195)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	868	(798)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	233
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	1,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 2,997
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	291
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	9,200	(8,878)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	25,000	(24,125)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	18,700	(18,046)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	5,600	(5,404)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	10,200	(9,843)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	16,700	(16,116)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34 (Rating-Ba1) (f)

	Oct. 2034	$ 9,300	$ (8,312)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (f)	Feb. 2035	3,200	(3,018)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	717	(422)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (f)	June 2035	3,200	(3,034)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	889	(527)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	262	(213)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	95	(6)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)

	Feb. 2034	$ 4	$ (3)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (f)	August 2035	4,750	(4,460)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	11,200	(375)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2) (f)	March 2013	13,500	(5,659)
TOTAL CREDIT DEFAULT SWAPS		182,798	(112,333)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	10,728
		$ 282,798	$ (101,605)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,081,000 or 6.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to$144,388,000, of which $104,161 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Non-income producing.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$59,251,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 23,232
UBS Securities LLC	36,019
$ 59,251
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,002
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,444
Fidelity Corporate Bond 1-5 Year Central Fund	8,948
Fidelity Mortgage Backed Securities Central Fund	49,230
Fidelity Specialized High Income Central Fund	7,568
Fidelity Ultra-Short Central Fund	5,737
Total	$ 95,929
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 99,991	$ 148,021	18.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	105,088	542,258	23.2%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	190,295	245,687	69.1%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	49,233	600,266	1,480,608	20.2%
Fidelity Specialized High Income Central Fund	195,170	32,861	-	197,055	51.0%
Fidelity Ultra-Short Central Fund	806,565	-	678,853*	-	0.0%
Total	$ 4,532,847	$ 115,488	$ 1,674,493	$ 2,613,629
*Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,998,191	$ 2,613,629	$ 6,327,387	$ 57,175
Other Financial Instruments*	$ (101,239)	$ -	$ (4,326)	$ (96,913)
*Other financial instruments include Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	629	-*
Total Unrealized Gain (Loss)	4,094	19,571
Cost of Purchases	59,042	-
Proceeds of Sales	(2,826)	-
Amortization/Accretion	(11,310)	-
Transfer in/out of Level 3	6,832	(78,329)
Ending Balance	$ 57,175	$ (96,913)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(25,184,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $123,382,000 of which $107,051,000 and $16,331,000 will expire on August 31, 2014 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $92,508,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $59,251) - See accompanying schedule: Unaffiliated issuers (cost $6,941,659)	$ 6,384,562
Fidelity Central Funds (cost $2,995,168)	2,613,629
Total Investments (cost $9,936,827)		$ 8,998,191
Commitment to sell securities on a delayed delivery basis	(209,067)
Receivable for securities sold on a delayed delivery basis	209,433	366
Receivable for investments sold, regular delivery		137,473
Receivable for swap agreements		148
Receivable for fund shares sold		10,300
Interest receivable		55,790
Distributions receivable from Fidelity Central Funds		13,532
Unrealized appreciation on swaps agreements		15,591
Other receivables		69
Total assets		9,231,460

Liabilities
Payable to custodian bank	$ 23
Payable for investments purchased Regular delivery	118,543
Delayed delivery	197,787
Payable for swap agreements	32,536
Payable for fund shares redeemed	17,414
Distributions payable	1,193
Unrealized depreciation on swap agreements	117,196
Accrued management fee	2,362
Distribution fees payable	56
Other affiliated payables	969
Other payables and accrued expenses	251
Total liabilities		488,330

Net Assets		$ 8,743,130
Net Assets consist of:
Paid in capital		$ 10,399,036
Distributions in excess of net investment income		(23,566)
Accumulated undistributed net realized gain (loss) on investments		(607,454)
Net unrealized appreciation (depreciation) on investments		(1,024,886)
Net Assets		$ 8,743,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($118,496 ÷ 18,805 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class T: Net Asset Value and redemption price per share ($43,967 ÷ 6,974 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class B: Net Asset Value and offering price per share ($9,777 ÷ 1,550 shares)A	$ 6.31

Class C: Net Asset Value and offering price per share ($18,940 ÷ 3,002 shares)A	$ 6.31

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($8,528,345 ÷ 1,352,616 shares)	$ 6.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,605 ÷ 3,740 shares)	$ 6.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 486
Interest		117,621
Income from Fidelity Central Funds		95,929
Total income		214,036

Expenses
Management fee	$ 14,362
Transfer agent fees	4,579
Distribution fees	284
Fund wide operations fee	1,333
Independent trustees' compensation	17
Miscellaneous	209
Total expenses before reductions	20,784
Expense reductions	(38)	20,746
Net investment income		193,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,864)
Fidelity Central Funds	(369,587)
Swap agreements	(31,097)
Total net realized gain (loss)		(445,548)
Change in net unrealized appreciation (depreciation) on: Investment securities	(361,689)
Swap agreements	33,130
Delayed delivery commitments	2,681
Total change in net unrealized appreciation (depreciation)		(325,878)
Net gain (loss)		(771,426)
Net increase (decrease) in net assets resulting from operations		$ (578,136)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,290	$ 545,862
Net realized gain (loss)	(445,548)	(26,541)
Change in net unrealized appreciation (depreciation)	(325,878)	(414,694)
Net increase (decrease) in net assets resulting from operations	(578,136)	104,627
Distributions to shareholders from net investment income	(250,069)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(250,069)	(528,030)
Share transactions - net increase (decrease)	(431,495)	(1,526,467)
Total increase (decrease) in net assets	(1,259,700)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including distributions in excess of net investment income of $23,566 and undistributed net investment income of $33,213, respectively)	$ 8,743,130	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.127	.331	.353	.118	.298	.237	.224
Net realized and unrealized gain (loss)	(.547)	(.303)	(.161)	.092	(.206)	.131	(.095)
Total from investment operations	(.420)	.028	.192	.210	.092	.368	.129
Distributions from net investment income	(.170)	(.311)	(.352)	(.100)	(.282)	(.238)	(.229)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.170)	(.318)	(.362)	(.100)	(.352)	(.338)	(.359)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C, D	(6.10)%	.36%	2.61%	2.92%	1.23%	5.03%	1.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of fee waivers, if any	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of all reductions	.80% A	.80%	.74%	.71% A	.71%	.83%	.83%
Net investment income	4.01% A	4.67%	4.83%	4.86% A	4.04%	3.17%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 79	$ 79	$ 46	$ 37	$ 31	$ 22
Portfolio turnover rate G	129% A, I	231%	181% K	206%A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.128	.332	.350	.116	.290	.230	.214
Net realized and unrealized gain (loss)	(.549)	(.303)	(.163)	.091	(.216)	.141	(.094)
Total from investment operations	(.421)	.029	.187	.207	.074	.371	.120
Distributions from net investment income	(.169)	(.312)	(.347)	(.097)	(.274)	(.231)	(.220)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.169)	(.319)	(.357)	(.097)	(.344)	(.331)	(.350)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.11)%	.36%	2.54%	2.89%	.98%	5.07%	1.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.80%	.80%	.82% A	.83%	.93%	.96%
Expenses net of fee waivers, if any	.83% A	.80%	.80%	.82% A	.83%	.93%	.95%
Expenses net of all reductions	.83% A	.79%	.79%	.81% A	.83%	.93%	.95%
Net investment income	3.99% A	4.67%	4.77%	4.76% A	3.92%	3.07%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 53	$ 68	$ 59	$ 57	$ 48	$ 30
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the fourth month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.105	.281	.299	.099	.239	.180	.166
Net realized and unrealized gain (loss)	(.538)	(.313)	(.164)	.102	(.216)	.140	(.095)
Total from investment operations	(.433)	(.032)	.135	.201	.023	.320	.071
Distributions from net investment income	(.147)	(.261)	(.295)	(.081)	(.223)	(.180)	(.171)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.147)	(.268)	(.305)	(.081)	(.293)	(.280)	(.301)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.29)%	(.49)%	1.83%	2.79%	.28%	4.37%	.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.64%	1.63%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.60%	1.60%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.59%	1.60%
Net investment income	3.29% A	3.96%	4.07%	4.07% A	3.24%	2.40%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 10	$ 9	$ 9	$ 9	$ 9
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.103	.278	.294	.097	.233	.176	.161
Net realized and unrealized gain (loss)	(.549)	(.304)	(.163)	.102	(.216)	.140	(.095)
Total from investment operations	(.446)	(.026)	.131	.199	.017	.316	.066
Distributions from net investment income	(.144)	(.257)	(.291)	(.079)	(.217)	(.176)	(.166)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.144)	(.264)	(.301)	(.079)	(.287)	(.276)	(.296)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.46)%	(.40)%	1.77%	2.76%	.20%	4.30%	.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.67%	1.66%
Expenses net of fee waivers, if any	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Expenses net of all reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Net investment income	3.22% A	3.91%	4.02%	3.99% A	3.15%	2.34%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 14	$ 17	$ 10	$ 9	$ 7	$ 7
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Investment Grade Bond

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income D	.139	.356	.376	.124	.317	.254	.240
Net realized and unrealized gain (loss)	(.539)	(.313)	(.153)	.092	(.206)	.130	(.095)
Total from investment operations	(.400)	.043	.223	.216	.111	.384	.145
Distributions from net investment income	(.180)	(.336)	(.373)	(.106)	(.301)	(.254)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.180)	(.343)	(.383)	(.106)	(.371)	(.354)	(.375)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C	(5.79)%	.57%	3.05%	3.01%	1.48%	5.26%	1.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of all reductions	.46% A	.44%	.44%	.45% A	.46%	.61%	.63%
Net investment income	4.35% A	5.02%	5.13%	5.12% A	4.29%	3.39%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 8,528	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Income from Investment Operations
Net investment income D	.138	.353	.374	.124	.313	.254	.233
Net realized and unrealized gain (loss)	(.550)	(.303)	(.163)	.091	(.205)	.129	(.078)
Total from investment operations	(.412)	.050	.211	.215	.108	.383	.155
Distributions from net investment income	(.178)	(.333)	(.371)	(.105)	(.298)	(.253)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.178)	(.340)	(.381)	(.105)	(.368)	(.353)	(.375)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Total Return B, C	(5.96)%	.66%	2.88%	2.99%	1.44%	5.24%	2.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of fee waivers, if any	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of all reductions	.52% A	.49%	.47%	.49% A	.50%	.59%	.64%
Net investment income	4.29% A	4.97%	5.10%	5.07% A	4.25%	3.40%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,605	$ 33,808	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,592
Unrealized depreciation	(1,030,108)
Net unrealized appreciation (depreciation)	$ (930,516)
Cost for federal income tax purposes	$ 9,928,707

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $142,558,000 representing 1.6% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $975,635 and $2,316,570, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 8
Class T	0%	.25%	57	2
Class B	.65%	.25%	40	29
Class C	.75%	.25%	71	11
			$ 284	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	11
Class C*	1
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 86.19
Class T	49.22
Class B	11.25
Class C	15.22
Investment Grade Bond	4,396.10
Institutional Class	22.17
	$ 4,579

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $405,891 in return for its 6,492 of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 37

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 2,495	$ 3,742
Class T	1,196	2,716
Class B	201	358
Class C	315	556
Investment Grade Bond	245,137	507,696
Institutional Class	725	1,805
Total	$ 250,069	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	5,251	6,217	$ 33,666	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	306	515	1,943	3,652
Shares redeemed	(3,734)	(6,144)	(24,124)	(43,427)
Net increase (decrease)	7,275	588	$ 45,235	$ 4,603
Class T
Shares sold	1,283	3,480	$ 8,252	$ 24,742
Reinvestment of distributions	181	382	1,152	2,711
Shares redeemed	(2,158)	(5,613)	(14,006)	(39,832)
Net increase (decrease)	(694)	(1,751)	$ (4,602)	$ (12,379)
Class B
Shares sold	487	446	$ 3,137	$ 3,206
Reinvestment of distributions	25	39	157	280
Shares redeemed	(281)	(537)	(1,811)	(3,818)
Net increase (decrease)	231	(52)	$ 1,483	$ (332)
Class C
Shares sold	1,391	846	$ 8,894	$ 6,043
Reinvestment of distributions	37	53	236	379
Shares redeemed	(424)	(1,238)	(2,735)	(8,831)
Net increase (decrease)	1,004	(339)	$ 6,395	$ (2,409)
Investment Grade Bond
Shares sold	184,785	235,999	$ 1,186,619	$ 1,676,819
Reinvestment of distributions	37,468	71,069	238,478	504,629
Shares redeemed	(293,639)	(516,730)	(1,897,724)	(3,691,519)
Net increase (decrease)	(71,386)	(209,662)	$ (472,627)	$ (1,510,071)
Institutional Class
Shares sold	801	2,395	$ 5,170	$ 16,310
Reinvestment of distributions	97	212	616	1,503
Shares redeemed	(2,059)	(3,445)	(13,165)	(23,692)
Net increase (decrease)	(1,161)	(838)	$ (7,379)	$ (5,879)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into

Semiannual Report

11. Other - continued

contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 10% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Subsequent to period end, the Fidelity Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGB-USAN-0409
1.784858.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.80%
Actual		$ 1,000.00	$ 939.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.83%
Actual		$ 1,000.00	$ 938.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.52%
Actual		$ 1,000.00	$ 937.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.59%
Actual		$ 1,000.00	$ 935.40	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Investment Grade Bond	.46%
Actual		$ 1,000.00	$ 942.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 940.40	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
AAA 10.8%	AAA 13.4%
AA 3.2%	AA 5.7%
A 8.8%	A 9.8%
BBB 17.8%	BBB 20.0%
BB and Below 5.1%	BB and Below 4.3%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	6.1	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.8	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Corporate Bonds 30.7%	Corporate Bonds 33.6%
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
Asset-Backed Securities 4.5%	Asset-Backed Securities 5.8%
CMOs and Other Mortgage Related Securities 10.6%	CMOs and Other Mortgage Related Securities 13.3%
Municipal Bonds 0.0%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

* Foreign investments	6.4%	** Foreign investments	10.5%
* Futures and Swaps	1.4%	** Futures and Swaps	0.5%

†Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 7,546
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	1,895
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	22,712
Comcast Corp.:
4.95% 6/15/16	15,874	14,188
5.9% 3/15/16	9,300	8,767
COX Communications, Inc.:
6.25% 6/1/18 (b)	2,536	2,228
6.45% 12/1/36 (b)	14,215	11,402
6.95% 6/1/38 (b)	7,041	5,901
Liberty Media Corp.:
5.7% 5/15/13	8,500	6,428
8.25% 2/1/30	19,105	11,123
News America Holdings, Inc. 7.75% 12/1/45	6,015	5,224
News America, Inc.:
6.15% 3/1/37	6,365	4,953
6.2% 12/15/34	4,570	3,473
6.9% 3/1/19 (b)	7,150	6,770
Time Warner Cable, Inc. 5.85% 5/1/17	35,779	32,356
Viacom, Inc.:
6.125% 10/5/17	9,190	7,563
6.75% 10/5/37	8,475	6,140
		149,228
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	20,510	21,518
TOTAL CONSUMER DISCRETIONARY		180,187
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (b)	10,900	10,568
Diageo Capital PLC 5.2% 1/30/13	3,020	3,074
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	9,360
		23,002
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	8,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	$ 6,360	$ 6,433
6% 2/11/13	3,380	3,523
6.25% 6/1/12	6,081	6,433
6.875% 2/1/38	9,031	8,957
		25,346
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	11,164	11,379
9.7% 11/10/18	11,828	12,384
Philip Morris International, Inc. 6.375% 5/16/38	12,770	12,561
Reynolds American, Inc.:
6.75% 6/15/17	15,115	12,766
7.25% 6/15/37	22,265	16,207
		65,297
TOTAL CONSUMER STAPLES		122,464
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	14,255	13,122
DCP Midstream LLC:
6.75% 9/15/37 (b)	7,295	5,341
9.75% 3/15/19 (b)	8,334	8,080
Transocean Ltd.:
6% 3/15/18	5,000	4,719
6.8% 3/15/38	4,060	3,710
Weatherford International Ltd.:
6% 3/15/18	5,650	4,687
9.625% 3/1/19	7,000	7,150
		46,809
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,437
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	5,929
6.45% 9/15/36	9,885	7,549
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	6,332
5.9% 2/1/18	2,830	2,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp. 3.95% 3/3/14	$ 24,991	$ 25,134
ConocoPhillips:
4.4% 5/15/13	50,000	49,959
5.75% 2/1/19	11,897	11,642
6.5% 2/1/39	7,891	7,648
Duke Energy Field Services 7.875% 8/16/10	7,580	7,671
EnCana Corp. 4.75% 10/15/13	2,269	2,135
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,415
Nakilat, Inc. 6.067% 12/31/33 (b)	12,415	8,105
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	5,985	3,805
Nexen, Inc.:
5.875% 3/10/35	10,560	7,198
6.4% 5/15/37	7,730	5,455
Pemex Project Funding Master Trust 2.82% 12/3/12 (b)(h)	11,870	10,149
Petro-Canada:
6.05% 5/15/18	4,170	3,437
6.8% 5/15/38	10,305	7,589
Petroleos Mexicanos 8% 5/3/19 (b)	6,517	6,403
Suncor Energy, Inc.:
6.1% 6/1/18	12,820	10,565
6.5% 6/15/38	2,565	1,754
6.85% 6/1/39	11,275	8,203
Talisman Energy, Inc. yankee 6.25% 2/1/38	11,230	7,670
TEPPCO Partners LP:
6.65% 4/15/18	11,620	9,797
7.55% 4/15/38	10,010	7,783
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	20,583
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	3,884
Valero Energy Corp. 6.625% 6/15/37	5,740	4,383
XTO Energy, Inc.:
5.9% 8/1/12	6,352	6,296
6.25% 8/1/17	9,995	9,684
6.75% 8/1/37	5,265	4,696
		285,789
TOTAL ENERGY		332,598
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 10.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 21,590	$ 22,347
BlackRock, Inc. 6.25% 9/15/17	12,840	12,210
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,880	4,704
5.95% 1/18/18	10,230	9,144
6.15% 4/1/18	9,490	8,623
7.5% 2/15/19	14,350	14,213
Janus Capital Group, Inc. 6.125% 9/15/11	2,605	1,823
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	2,579
JPMorgan Chase Capital XX 6.55% 9/29/36	96,700	68,394
Lazard Group LLC:
6.85% 6/15/17	5,200	3,886
7.125% 5/15/15	16,430	12,472
Merrill Lynch & Co., Inc. 6.875% 4/25/18	23,797	19,800
Morgan Stanley 1.6975% 1/9/14 (h)	40,435	27,099
		207,294
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	8,150	5,604
Bank One Corp. 5.25% 1/30/13	13,775	13,381
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	589
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	4,415
Credit Suisse First Boston 6% 2/15/18	17,850	16,194
Credit Suisse First Boston New York Branch 5% 5/15/13	9,731	9,395
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(h)	1,564	1,235
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	6,486
Fifth Third Bancorp:
4.5% 6/1/18	3,545	2,223
8.25% 3/1/38	2,904	2,104
HBOS PLC 6.75% 5/21/18 (b)	6,489	5,209
HSBC Holdings PLC:
1.6125% 10/6/16 (h)	1,537	1,233
6.5% 5/2/36	11,470	10,146
6.5% 9/15/37	5,010	4,361
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	9,070
Korea Development Bank 5.75% 9/10/13	6,838	6,268
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(h)	969	811
Regions Bank 6.45% 6/26/37	3,200	2,086
Santander Issuances SA Unipersonal 1.885% 6/20/16 (b)(h)	4,691	3,532
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.88% 8/1/13 (h)	$ 2,199	$ 1,640
Standard Chartered Bank 6.4% 9/26/17 (b)	23,680	18,940
Wachovia Bank NA 5.85% 2/1/37	19,011	15,126
Wachovia Corp. 4.875% 2/15/14	1,791	1,601
Wells Fargo Bank NA 5.95% 8/26/36	11,449	9,487
		151,136
Consumer Finance - 0.7%
SLM Corp.:
1.3194% 7/26/10 (h)	64,500	53,147
1.3894% 10/25/11 (h)	3,925	2,750
1.4594% 1/27/14 (h)	2,240	1,155
2.1963% 3/15/11 (h)	1,130	858
4.5% 7/26/10	2,325	1,838
5% 10/1/13	830	507
		60,255
Diversified Financial Services - 1.2%
Bank of America Corp. 5.75% 12/1/17	16,395	13,834
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(h)	2,541	1,963
Citigroup, Inc.:
5.3% 10/17/12	8,650	7,673
5.5% 4/11/13	13,702	12,407
6.125% 5/15/18	20,068	17,306
CME Group, Inc. 5.75% 2/15/14	5,028	5,060
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	10,694
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,296	3,062
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	8,603
5.5% 1/15/14 (b)	8,820	6,036
TECO Finance, Inc. 7% 5/1/12	11,415	10,802
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	7,500	3,053
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	13,680	5,404
		105,897
Insurance - 1.3%
Assurant, Inc. 5.625% 2/15/14	8,540	7,051
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	10,297
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	22,081	13,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	$ 15,840	$ 12,467
10.75% 6/15/88 (b)(h)	8,540	4,526
Lincoln National Corp. 7% 5/17/66 (h)	2,370	874
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,358
5.125% 4/10/13 (b)	11,934	11,401
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,380
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,538
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,803
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	18,775	8,824
Symetra Financial Corp. 6.125% 4/1/16 (b)	10,405	8,201
The Chubb Corp. 6.5% 5/15/38	4,535	4,217
		115,627
Real Estate Investment Trusts - 2.8%
AMB Property LP:
5.9% 8/15/13	9,635	6,678
6.3% 6/1/13	9,785	6,899
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	17,578
5.75% 4/1/12	6,713	3,692
Camden Property Trust 5.875% 11/30/12	6,435	5,534
Colonial Properties Trust:
4.75% 2/1/10	20,412	19,517
4.8% 4/1/11	2,650	2,283
5.5% 10/1/15	12,730	7,920
6.875% 8/15/12	5,000	3,976
Colonial Realty LP 6.05% 9/1/16	9,420	6,029
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	688
5% 5/3/10	6,840	4,788
5.25% 4/15/11	8,195	4,033
5.375% 10/15/12	5,485	2,627
Duke Realty LP:
5.4% 8/15/14	10,700	7,299
5.5% 3/1/16	10,700	6,680
5.625% 8/15/11	4,860	4,141
5.875% 8/15/12	1,205	923
5.95% 2/15/17	2,540	1,570
6.25% 5/15/13	5,180	3,885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 5,446
Equity One, Inc.:
6% 9/15/17	6,860	4,524
6.25% 1/15/17	4,535	3,084
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	3,714
6% 7/15/12	3,355	2,760
6.2% 1/15/17	2,580	1,961
HRPT Properties Trust:
5.75% 11/1/15	2,925	1,931
6.65% 1/15/18	6,500	4,137
Liberty Property LP:
5.5% 12/15/16	6,665	4,596
6.375% 8/15/12	4,617	3,786
6.625% 10/1/17	6,640	4,797
Mack-Cali Realty LP:
5.05% 4/15/10	9,145	8,596
7.25% 3/15/09	4,110	4,103
7.75% 2/15/11	1,080	1,015
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,232
6% 3/31/16	2,600	1,540
Simon Property Group LP:
4.6% 6/15/10	8,400	8,047
5.1% 6/15/15	15,660	12,706
5.375% 6/1/11	3,565	3,321
5.45% 3/15/13	8,720	7,520
5.75% 5/1/12	4,015	3,493
7.75% 1/20/11	2,250	2,151
Tanger Properties LP 6.15% 11/15/15	17,300	12,769
UDR, Inc. 5.5% 4/1/14	10,720	8,498
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	2,816
Washington (REIT) 5.95% 6/15/11	10,660	9,287
		245,570
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	2,405	1,946
5.5% 10/1/12	9,240	8,418
5.75% 6/15/17	11,250	9,144
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
6.625% 3/15/12	$ 2,360	$ 2,266
Post Apartment Homes LP 6.3% 6/1/13	11,550	9,471
Regency Centers LP 6.75% 1/15/12	12,435	10,616
		41,861
Thrifts & Mortgage Finance - 0.0%
Capmark Financial Group, Inc. 6.8% 5/10/17	3,809	766
Independence Community Bank Corp. 3.585% 6/20/13 (h)	2,790	2,008
		2,774
TOTAL FINANCIALS		930,414
INDUSTRIALS - 1.4%
Airlines - 1.3%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	12,854
7.858% 4/1/13	26,059	22,541
Continental Airlines, Inc. 6.545% 8/2/20	3,981	3,483
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	13,618	9,873
7.57% 11/18/10	21,770	19,920
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,895	4,965
8.36% 7/20/20	21,289	16,393
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	8,263	5,908
6.071% 9/1/14	1,161	1,126
6.602% 9/1/13	2,068	1,954
7.032% 4/1/12	2,243	2,148
7.186% 10/1/12	5,570	5,333
7.811% 4/1/11	4,909	5,057
		111,555
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (h)	3,591	3,221
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 6,338	$ 4,690
TOTAL INDUSTRIALS		120,136
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	12,106	11,700
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	9,971	8,628
6.55% 10/1/17	8,770	6,612
7.125% 10/1/37	4,405	2,874
		18,114
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	8,176
6.375% 8/3/15	10,650	6,365
National Semiconductor Corp.:
2.2463% 6/15/10 (h)	4,168	3,621
6.15% 6/15/12	7,260	5,693
		23,855
TOTAL INFORMATION TECHNOLOGY		53,669
MATERIALS - 0.6%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	7,855
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,562
Rio Tinto Finance Ltd.:
5.875% 7/15/13	12,154	11,048
6.5% 7/15/18	20,204	17,850
7.125% 7/15/28	17,840	14,649
		47,109
TOTAL MATERIALS		54,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	$ 17,617	$ 17,013
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	12,803
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,995	7,017
5.875% 8/20/13	10,485	10,673
6.75% 8/20/18	5,870	6,004
Sprint Capital Corp.:
6.875% 11/15/28	9,870	5,453
7.625% 1/30/11	7,295	6,328
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	9,691
5.25% 10/1/15	5,117	4,316
Telefonica Emisiones SAU:
5.855% 2/4/13	2,732	2,801
6.221% 7/3/17	11,230	11,285
Verizon Communications, Inc.:
5.25% 4/15/13	7,395	7,508
6.1% 4/15/18	9,830	9,733
		110,625
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. 6% 12/1/16	21,361	13,885
Vodafone Group PLC 5.625% 2/27/17	2,952	2,866
		16,751
TOTAL TELECOMMUNICATION SERVICES		127,376
UTILITIES - 3.9%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	10,662	10,399
Baltimore Gas & Electric Co. 6.125% 7/1/13	8,010	7,684
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	10,941
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	18,593
5.8% 3/15/18	11,545	10,967
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,989
EDP Finance BV 6% 2/2/18 (b)	25,358	23,548
Exelon Corp. 4.9% 6/15/15	27,100	23,261
Florida Power Corp. 5.65% 6/15/18	5,665	5,811
Nevada Power Co. 6.5% 5/15/18	16,280	15,372
Oncor Electric Delivery Co. 6.375% 5/1/12	17,030	17,023
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
4.8% 3/1/14	$ 2,670	$ 2,725
5.8% 3/1/37	7,180	6,916
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	9,581
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	9,372
		182,182
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	5,243
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	13,400	12,368
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	21,983
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	10,943
6.5% 5/1/18	11,365	9,844
TXU Corp. 5.55% 11/15/14	7,555	3,778
		58,916
Multi-Utilities - 1.1%
CMS Energy Corp. 6.55% 7/17/17	13,140	11,595
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	7,872
National Grid PLC 6.3% 8/1/16	26,485	25,289
NiSource Finance Corp.:
1.8206% 11/23/09 (h)	9,874	9,451
5.4% 7/15/14	2,960	2,324
5.45% 9/15/20	10,810	7,402
6.4% 3/15/18	21,180	16,628
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	12,240
		92,801
TOTAL UTILITIES		339,142
TOTAL NONCONVERTIBLE BONDS (Cost $2,722,494)		2,260,950
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.75% 2/5/14	100,000	99,965
3.625% 2/12/13	47,560	49,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5% 2/13/17	$ 30,000	$ 33,150
5.375% 6/12/17	25,000	28,172
Freddie Mac:
2.125% 3/23/12	50,700	50,659
4.125% 12/21/12	45,060	48,213
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		310,119
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	10,162	10,224
2% 1/15/14 (e)	123,650	123,116
2% 1/15/14	23,560	23,459
2.375% 1/15/17 (e)	305,200	303,932
2.375% 1/15/27 (e)	117,691	114,121
2.375% 1/15/27	2,242	2,174
2.625% 7/15/17	51,462	52,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		629,606
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 4.5% 5/15/38 (e)	90,400	102,632
U.S. Treasury Notes:
2.75% 10/31/13	168,800	175,156
4% 8/15/18	234,900	253,453
TOTAL U.S. TREASURY OBLIGATIONS		531,241
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,467,860)		1,470,966
U.S. Government Agency - Mortgage Securities - 20.2%

Fannie Mae - 15.8%
3.991% 9/1/33 (h)	8,394	8,517
4.5% 4/1/23	249	254
4.616% 9/1/35 (h)	11,435	11,658
5% 4/1/18 to 6/1/38	348,814	356,167
5.176% 4/1/36 (h)	19,216	19,796
5.5% 12/1/30 to 12/1/38 (d)	717,212	736,430
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/39 (c)	$ 98,000	$ 100,394
5.5% 3/12/39 (c)	32,000	32,782
5.5% 3/12/39 (c)	25,000	25,611
5.5% 3/12/39 (c)	35,000	35,855
5.593% 7/1/37 (h)	2,696	2,782
5.821% 7/1/46 (h)	30,540	31,734
6% 3/1/16 to 11/1/38 (d)	4,308	4,474
6% 3/12/39 (c)(d)	2,000	2,066
6.013% 4/1/36 (h)	2,044	2,125
6.118% 4/1/36 (h)	5,032	5,235
6.243% 6/1/36 (h)	795	808
6.328% 4/1/36 (h)	2,017	2,099
TOTAL FANNIE MAE		1,378,787
Freddie Mac - 0.9%
4.289% 8/1/35 (h)	18,128	18,309
4.478% 10/1/34 (h)	9,951	10,105
4.556% 4/1/35 (h)	20,770	21,181
4.635% 4/1/35 (h)	6,515	6,617
4.767% 7/1/35 (h)	7,559	7,695
4.984% 1/1/36 (h)	5,886	5,996
5.694% 10/1/35 (h)	1,427	1,487
5.86% 6/1/36 (h)	2,312	2,397
5.977% 6/1/36 (h)	2,103	2,182
6% 11/1/33 to 9/1/35	5,806	6,043
6.101% 6/1/36 (h)	2,252	2,343
TOTAL FREDDIE MAC		84,355
Government National Mortgage Association - 3.5%
5.5% 12/20/28 to 12/20/38 (c)	298,391	306,844
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,718,427)		1,769,986
Asset-Backed Securities - 3.5%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (h)	136	48
Series 2005-1 Class M1, 0.9438% 4/25/35 (h)	2,507	1,479
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (h)	$ 1,122	$ 9
Class M8, 1.3238% 7/25/36 (h)	556	3
Class M9, 2.1738% 7/25/36 (h)	367	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (h)	0*	0*
Class M2, 3.0988% 6/25/33 (h)	167	116
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (h)	399	354
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (h)	836	364
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (h)	353	289
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (h)	46	42
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (h)	487	15
Class M4, 0.8738% 5/25/36 (h)	412	9
Class M5, 0.9138% 5/25/36 (h)	599	9
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (h)	229	9
Class M5, 0.8638% 4/25/36 (h)	217	7
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (h)	1,600	112
Series 2007-A4 Class A4, 0.5% 4/22/13 (h)	5,864	4,339
Series 2007-B1 Class B, 0.72% 12/22/14 (h)	3,386	508
Series 2007-D1 Class D, 1.87% 1/22/13 (b)(h)	10,400	728
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (b)(h)	11,165	3,686
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(h)	1,314	1,296
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(h)	334	303
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	760	755
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,448	2,724
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (h)	189	183
Class M7, 1.3238% 10/25/36 (h)	965	1
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (h)	218	138
Series 2004-R10 Class M1, 1.1738% 11/25/34 (h)	912	406
Series 2004-R11 Class M1, 1.1338% 11/25/34 (h)	785	385
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (h)	$ 345	$ 263
Class M3, 1.0238% 4/25/34 (h)	226	86
Series 2005-R1 Class M1, 0.9238% 3/25/35 (h)	1,267	738
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (h)	1,149	788
Series 2005-R2 Class M1, 0.9238% 4/25/35 (h)	2,776	1,598
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (h)	243	122
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (h)	292	1
Series 2006-M2 Class M7, 1.3738% 9/25/36 (h)	930	1
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (h)	64	13
Series 2004-W11 Class M2, 1.1738% 11/25/34 (h)	754	280
Series 2004-W5 Class M1, 1.0738% 4/25/34 (h)	913	537
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (h)	799	252
Class M2, 1.0738% 5/25/34 (h)	698	377
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (h)	2,086	734
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (h)	1,751	22
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (h)	1,928	934
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (h)	328	146
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (h)	721	375
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (h)	3,588	1,555
Series 2004-HE3 Class M1, 1.0138% 6/25/34 (h)	318	126
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (h)	560	216
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (h)	554	7
Class M9, 2.6238% 11/25/36 (h)	1,479	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(h)	4,576	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (h)	4,616	4,150
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (h)	436	265
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (h)	865	538
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (h)	$ 147	$ 107
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (h)	1,302	591
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (h)	2,052	680
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (h)	678	519
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (h)	3,088	2,761
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (h)	1,033	889
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (h)	847	835
Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	2,937
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (h)	513	477
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (b)(h)	3,909	2,814
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (b)(h)	615	154
Class B, 1.22% 7/20/39 (b)(h)	355	50
Class C, 1.57% 7/20/39 (b)(h)	456	41
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (h)	1,534	74
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (h)	572	11
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (b)(h)	1,449	18
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (h)	251	7
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (h)	2,423	587
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (b)(h)	367	266
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (h)	713	643
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	459	229
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (b)(h)	513	348
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (h)	1,017	12
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (h)	1,029	40
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (b)(h)	1,759	1,732
Class B, 0.735% 7/15/12 (b)(h)	1,759	1,659
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (h)	656	558
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	2,825	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (h)	$ 70	$ 38
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (h)	257	138
Class M1, 0.9738% 6/25/34 (h)	889	585
Class M4, 1.4438% 4/25/34 (h)	215	102
Series 2004-4:
Class A, 0.8438% 8/25/34 (h)	56	27
Class M2, 1.0038% 6/25/34 (h)	790	523
Series 2005-1:
Class M1, 0.8938% 8/25/35 (h)	689	497
Class MV2, 0.9138% 7/25/35 (h)	1,901	1,326
Series 2005-3 Class MV1, 0.8938% 8/25/35 (h)	3,333	2,905
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (h)	638	527
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	205	187
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	3,601
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (h)	2,860	2,836
Series 2006-2 Class B1, 0.575% 1/17/12 (h)	3,909	3,504
Series 2007-1 Class B, 0.555% 8/15/12 (h)	3,909	3,055
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (h)	52	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (h)	391	97
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (h)	6,052	1,706
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (h)	31	16
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (h)	8,919	6,881
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (h)	656	601
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	236	234
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	2,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	2,047
Series 2007-A Class D, 7.05% 12/15/13 (b)	2,335	1,168
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (h)	2,722	1,905
Series 2006-4 Class B, 1.005% 6/15/13 (h)	1,039	524
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (h)	97	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Class M2, 1.2238% 2/25/34 (h)	$ 166	$ 106
Series 2004-A Class M1, 1.2988% 1/25/34 (h)	1,615	862
Series 2005-A:
Class M1, 0.9038% 1/25/35 (h)	140	129
Class M2, 0.9338% 1/25/35 (h)	2,360	863
Class M3, 0.9638% 1/25/35 (h)	1,275	545
Class M4, 1.1538% 1/25/35 (h)	489	239
Series 2006-A:
Class M4, 0.8738% 5/25/36 (h)	1,216	17
Class M5, 0.9738% 5/25/36 (h)	651	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(h)	3,167	2,133
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (b)(h)	483	299
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (h)	1,196	837
Class C, 0.7013% 9/17/12 (h)	930	605
Series 2007-1 Class C, 0.7313% 3/15/13 (h)	6,381	4,211
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	3,280	1,312
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (h)	837	408
Series 2003-FM1 Class M1, 1.7% 3/20/33 (h)	1,611	976
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	1,074	90
Class M1, 1.1238% 6/25/34 (h)	2,949	1,121
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (h)	548	293
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (h)	1,410	811
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (h)	772	251
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (h)	1,223	58
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (h)	21	10
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (h)	477	440
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (h)	580	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (b)(h)	887	399
Series 2006-3:
Class B, 0.8738% 9/25/46 (b)(h)	880	141
Class C, 1.0238% 9/25/46 (b)(h)	2,052	246
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(h)	4,736	2,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (h)	$ 1	$ 0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (h)	1,344	613
Series 2003-4 Class M1, 1.6738% 10/25/33 (h)	398	176
Series 2003-5:
Class A2, 1.1738% 12/25/33 (h)	44	13
Class M1, 1.5238% 12/25/33 (h)	460	277
Series 2003-7 Class A2, 1.2338% 3/25/34 (h)	2	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (h)	700	325
Series 2004-3 Class M2, 2.1738% 8/25/34 (h)	456	277
Series 2004-7 Class A3, 0.8638% 1/25/35 (h)	1	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (h)	1,753	1,567
Series 2005-3 Class M1, 0.8838% 8/25/35 (h)	1,199	1,071
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (h)	537	474
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (h)	4,907	3,388
Series 2006-7 Class M4, 0.8538% 1/25/37 (h)	1,542	7
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (h)	380	231
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (h)	3,025	2,686
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (h)	1,039	550
Class M2, 0.8494% 1/20/35 (h)	779	382
Series 2005-3 Class A1, 0.6194% 1/20/35 (h)	546	292
Series 2006-2:
Class M1, 0.74% 3/20/36 (h)	856	448
Class M2, 0.76% 3/20/36 (h)	1,416	695
Series 2006-3 Class A1V, 0.55% 3/20/36 (h)	935	892
Series 2007-2 Class A3V, 0.69% 7/21/36 (h)	755	334
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (h)	1,664	500
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (h)	1,671	710
Class MV1, 0.7038% 11/25/36 (h)	1,357	138
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (h)	1,491	1,158
Series 2006-A Class 2A1, 1.4963% 9/27/21 (h)	1,012	986
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (b)(h)	361	4
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (h)	2,853	1,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0038% 6/25/34 (h)	$ 836	$ 441
Class M2, 1.5538% 6/25/34 (h)	594	453
Series 2006-9 Class M4, 0.8438% 11/25/36 (h)	488	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (h)	604	22
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (h)	284	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (h)	1,055	44
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(h)	17,200	15,743
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (h)	801	514
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (h)	220	153
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (h)	3,497	2,479
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (h)	2,282	1,051
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (h)	59	34
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (h)	708	401
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (h)	547	317
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (h)	77	13
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (h)	1,385	666
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (h)	656	316
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (h)	593	202
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (h)	537	183
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (h)	686	331
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (h)	305	1
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (h)	712	673
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (h)	458	5
Class M6, 0.9238% 6/25/36 (h)	229	1
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (h)	152	123
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (h)	148	99
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (h)	80	64
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (h)	35	10
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (h)	138	113
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (h)	874	492
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(h)	746	428
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (h)	46	8
Class M1, 1.5538% 8/25/32 (h)	85	39
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (h)	$ 548	$ 270
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (h)	458	6
Series 2007-2 Class A1, 0.5738% 4/25/37 (h)	1,169	888
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (h)	1,690	1,587
Series 2006-4 Class A1, 0.5038% 3/25/25 (h)	1,377	1,228
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (h)	1,572	879
Series 2005-4 Class M2, 0.9838% 9/25/35 (h)	1,918	286
Series 2005-D Class M2, 0.9438% 2/25/36 (h)	400	27
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	355	310
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (h)	1,306	7
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (h)	1,119	1,013
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (b)(h)	761	267
Series 2006-1A Class A, 1.87% 3/20/11 (b)(h)	1,581	632
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (h)	462	291
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (h)	253	225
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (h)	351	315
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (h)	374	215
Class M3, 1.7238% 9/25/34 (h)	716	161
Class M4, 1.9238% 9/25/34 (h)	919	97
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (h)	539	89
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (h)	1,564	1,144
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (h)	2,162	1,269
Class M3, 1.2138% 2/25/35 (h)	268	108
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (h)	1,037	592
Class M3, 1.0338% 1/25/35 (h)	643	254
Class M4, 1.3038% 1/25/35 (h)	1,984	306
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (h)	2,441	95
Class M9, 2.3538% 5/25/35 (h)	795	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (h)	$ 562	$ 537
Class M4, 0.8338% 9/25/36 (h)	2,293	14
Class M5, 0.8638% 9/25/36 (h)	1,143	5
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(h)	4,884	2,100
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (h)	510	449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (h)	7	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (h)	2,541	1,208
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(h)	1,444	1,083
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (h)	1,711	770
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (b)(h)	2,325	1,976
Class C, 0.835% 8/15/11 (b)(h)	1,060	795
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (h)	315	205
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (h)	123	49
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (h)	185	82
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (h)	4	0*
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (b)(h)	1,759	511
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (h)	4,877	3,695
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (h)	12,170	9,797
Class B, 0.7413% 9/15/11 (h)	5,287	2,115
Series 2007-AE1:
Class A, 0.555% 1/15/12 (h)	1,315	921
Class B, 0.755% 1/15/12 (h)	1,144	458
Class C, 1.055% 1/15/12 (h)	1,422	427
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (b)(h)	15,495	13,946
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (h)	3,863	2,782
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (h)	$ 39	$ 8
Series 2003-6HE Class A1, 0.9438% 11/25/33 (h)	49	16
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (b)(h)	3,805	3,618
Series 2006-2:
Class B, 0.605% 10/17/11 (h)	4,604	4,029
Class C, 0.805% 10/17/11 (h)	4,326	3,496
Series 2007-1 Class C, 0.8313% 6/15/12 (h)	4,932	3,174
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	49,097
Class E, 7.05% 5/20/14 (b)	6,660	1,931
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,193	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (h)	810	15
Class M7, 1.2738% 10/25/36 (h)	587	7
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (b)(h)	7,385	7,034
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(h)	9,412	4,089
Series 2006-C3A Class C3A, 0.835% 10/15/13 (b)(h)	6,587	5,316
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,370	3,911
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(h)	5,732	3,373
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (b)(k)	10	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (h)	1,442	1,303
Series 2007-2 Class A1, 0.5638% 4/25/37 (h)	929	766
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	24	24
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(h)	2,406	289
TOTAL ASSET-BACKED SECURITIES (Cost $353,383)		302,215
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 2.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(h)	900	675
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(h)	3,168	2,956
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2M, 1.4375% 2/17/52 (b)(h)	$ 2,154	$ 1,935
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(h)	2,022	858
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	1,775	266
Class C, 5.6985% 4/10/49 (h)	4,735	663
Class D, 5.6985% 4/10/49 (h)	2,370	308
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (h)	706	561
Series 2003-J Class 2A2, 5.2918% 11/25/33 (h)	3,248	2,636
Series 2003-K Class 1A1, 5.2035% 12/25/33 (h)	91	74
Series 2003-L Class 2A1, 5.3147% 1/25/34 (h)	1,152	895
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (h)	1,731	1,347
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (h)	2,192	1,787
Class 2A2, 5.1951% 2/25/34 (h)	1,709	1,393
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (h)	101	77
Class 2A2, 4.0864% 3/25/34 (h)	630	470
Series 2004-C Class 1A1, 5.971% 4/25/34 (h)	179	141
Series 2004-D Class 2A1, 3.6163% 5/25/34 (h)	1,295	998
Series 2004-F Class 2A6, 4.1429% 7/25/34 (h)	931	910
Series 2004-J Class 2A1, 4.7597% 11/25/34 (h)	778	606
Series 2004-L Class 2A1, 4.3695% 1/25/35 (h)	934	713
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (h)	1,276	919
Class 2A2, 4.8028% 9/25/35 (h)	1,433	462
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(j)	69,412	5,796
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (h)	1,947	1,327
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (h)	4,136	2,043
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (h)	767	425
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (h)	975	494
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (h)	2,999	2,249
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (h)	3,593	2,907
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (h)	$ 2,420	$ 1,959
Class A4, 4.399% 8/25/34 (h)	2,229	1,783
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (h)	139	132
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (h)	78	39
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (h)	170	80
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (h)	37	16
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (h)	623	297
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (h)	989	472
Class 5A2, 0.7938% 1/25/36 (h)	445	178
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (h)	155	69
Class 6M2, 0.9538% 6/25/35 (h)	1,983	484
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (h)	736	374
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (h)	233	115
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (h)	581	329
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (h)	22	13
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (h)	44	23
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (h)	212	106
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (h)	64	29
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (h)	40	24
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (h)	3,117	2,195
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (h)	4,618	2,399
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (h)	955	777
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	77	48
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (h)	3,212	2,473
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(h)	3,843	2,948
Class C2, 1.6125% 10/18/54 (b)(h)	1,288	644
Class M2, 1.3925% 10/18/54 (b)(h)	2,209	1,427
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(h)	$ 3,297	$ 1,541
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(h)	4,187	1,813
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(h)	8,080	566
Series 2006-2 Class C1, 0.94% 12/20/54 (h)	7,196	720
Series 2006-3 Class C2, 0.97% 12/20/54 (h)	1,511	93
Series 2006-4:
Class B1, 0.56% 12/20/54 (h)	4,042	808
Class C1, 0.85% 12/20/54 (h)	2,472	173
Class M1, 0.64% 12/20/54 (h)	1,064	160
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (h)	2,497	250
Class 1M1, 0.62% 12/20/54 (h)	1,624	244
Class 2C1, 0.9% 12/20/54 (h)	1,140	114
Class 2M1, 0.72% 12/20/54 (h)	2,086	334
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (h)	2,890	289
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (h)	579	145
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (h)	418	279
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (h)	823	566
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (h)	572	257
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(h)	819	573
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (h)	2,629	1,498
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (h)	210	119
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (h)	353	209
Series 2005-1:
Class M4, 1.2238% 4/25/35 (h)	42	7
Class M5, 1.2438% 4/25/35 (h)	42	5
Class M6, 1.2938% 4/25/35 (h)	67	10
Series 2005-3 Class A1, 0.7138% 8/25/35 (h)	835	424
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (h)	261	9
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (h)	226	18
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (h)	$ 2,768	$ 1,651
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (h)	1,899	1,561
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (h)	5,063	4,171
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (h)	3,696	3,172
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(h)	667	341
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (h)	100	62
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (h)	1,918	927
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (h)	2,414	1,014
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(h)	280	154
Class C, 0.645% 6/15/22 (b)(h)	1,712	856
Class D, 0.655% 6/15/22 (b)(h)	659	296
Class E, 0.665% 6/15/22 (b)(h)	1,054	421
Class F, 0.695% 6/15/22 (b)(h)	1,900	665
Class G, 0.765% 6/15/22 (b)(h)	395	118
Class H, 0.785% 6/15/22 (b)(h)	791	198
Class J, 0.825% 6/15/22 (b)(h)	923	185
Class TM, 0.955% 6/15/22 (b)(h)	8,932	5,493
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (h)	299	174
Series 2003-B Class A1, 0.8138% 4/25/28 (h)	318	186
Series 2003-D Class A, 0.7838% 8/25/28 (h)	270	173
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	450	269
Series 2003-F Class A2, 3.805% 10/25/28 (h)	361	217
Series 2004-A Class A2, 3.715% 4/25/29 (h)	416	257
Series 2004-B Class A2, 2.8388% 6/25/29 (h)	317	188
Series 2004-C Class A2, 2.15% 7/25/29 (h)	367	218
Series 2004-D Class A2, 3.4625% 9/25/29 (h)	312	185
Series 2004-E:
Class A2B, 3.825% 11/25/29 (h)	738	471
Class A2D, 4.015% 11/25/29 (h)	107	63
Series 2004-G Class A2, 3.48% 11/25/29 (h)	357	215
Series 2005-A Class A2, 3.3525% 2/25/30 (h)	345	208
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	1,054	657
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (h)	$ 2,191	$ 10
Series 2004-A4 Class A1, 4.2286% 8/25/34 (h)	3,380	2,585
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (h)	2,095	1,648
Class A7, 4.4861% 2/25/35 (h)	3,021	1,954
Series 2006-A6 Class A4, 5.3897% 10/25/33 (h)	2,724	2,220
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (h)	380	247
Class A2, 0.9238% 12/25/34 (h)	514	357
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (h)	433	287
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (h)	4,378	2,142
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (h)	3,286	155
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (h)	2,759	1,868
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (h)	702	519
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (h)	7,220	5,756
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(h)	1,834	892
Class B6, 3.2988% 7/10/35 (b)(h)	3,657	1,620
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(h)	1,414	756
Class B4, 2.0988% 6/10/35 (b)(h)	2,823	1,455
Class B5, 2.6988% 6/10/35 (b)(h)	1,927	960
Class B6, 3.1988% 6/10/35 (b)(h)	1,143	561
Series 2004-A:
Class B4, 1.6488% 2/10/36 (b)(h)	1,078	373
Class B5, 2.1488% 2/10/36 (b)(h)	718	230
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(h)	467	129
Class B5, 1.9988% 2/10/36 (b)(h)	362	90
Class B6, 2.4488% 2/10/36 (b)(h)	126	26
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(h)	601	176
Class B5, 1.7988% 9/10/36 (b)(h)	674	181
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B6, 2.1988% 9/10/36 (b)(h)	$ 149	$ 33
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (h)	2,323	1,791
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	329	291
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (h)	336	247
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (h)	1,832	1,488
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(h)	369	277
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (b)(h)	83	81
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (h)	604	368
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	216	138
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	312	193
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	942	579
Series 2004-3 Class A, 3.885% 5/20/34 (h)	296	181
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	1,130	703
Series 2004-5 Class A3, 2.9113% 6/20/34 (h)	443	271
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (h)	340	218
Class A3B, 2.3038% 7/20/34 (h)	65	40
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	343	205
Class A3B, 2.1388% 7/20/34 (h)	42	25
Series 2004-8 Class A2, 2.15% 9/20/34 (h)	851	551
Series 2005-1 Class A2, 1.8388% 2/20/35 (h)	571	354
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	713	429
Series 2005-3 Class A1, 0.67% 5/20/35 (h)	346	186
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (h)	707	9
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (b)(h)	127	54
Series 2003-15A Class 4A, 5.4533% 4/25/33 (h)	1,674	1,357
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,086	931
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (h)	$ 4,401	$ 2,244
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (h)	204	195
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (h)	83	80
Series 2003-AR10 Class A7, 4.669% 10/25/33 (h)	8,193	5,144
Series 2003-AR8 Class A, 4.2743% 8/25/33 (h)	1,679	1,352
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (h)	2,555	2,530
Series 2005-AR14 Class 1A1, 5.0454% 12/25/35 (h)	12,190	9,863
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (h)	4,820	3,878
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (h)	12,381	9,863
Series 2004-V Class 1A2, 4.0139% 10/25/34 (h)	5,278	4,217
Series 2004-W:
Class A1, 4.5429% 11/25/34 (h)	1,600	1,277
Class A9, 4.5429% 11/25/34 (h)	3,709	2,333
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (h)	1,346	1,050
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (h)	6,141	4,691
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (h)	3,871	2,979
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (h)	44,967	32,164
TOTAL PRIVATE SPONSOR		214,371
U.S. Government Agency - 1.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	22,448
Series 3258 Class PM, 5.5% 12/15/36	78,537	81,460
TOTAL U.S. GOVERNMENT AGENCY		103,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,111)		318,279
Commercial Mortgage Securities - 2.2%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (b)(h)	828	373
Class G, 0.9913% 3/15/22 (b)(h)	537	204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(h)	$ 2,131	$ 959
Class G, 0.785% 10/15/19 (b)(h)	1,451	508
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (b)(h)	142	81
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(h)	1,849	1,387
Class B, 2.3738% 4/25/34 (b)(h)	206	77
Class M1, 1.0338% 4/25/34 (b)(h)	167	104
Class M2, 1.6738% 4/25/34 (b)(h)	150	79
Series 2004-2:
Class A, 0.9038% 8/25/34 (b)(h)	1,396	1,117
Class M1, 1.0538% 8/25/34 (b)(h)	318	198
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(h)	2,816	2,042
Class A2, 0.8938% 1/25/35 (b)(h)	405	284
Class M1, 0.9738% 1/25/35 (b)(h)	487	317
Class M2, 1.4738% 1/25/35 (b)(h)	315	173
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (b)(h)	2,062	1,443
Class M1, 0.9038% 8/25/35 (b)(h)	153	61
Class M2, 0.9538% 8/25/35 (b)(h)	252	101
Class M3, 0.9738% 8/25/35 (b)(h)	140	49
Class M4, 1.0838% 8/25/35 (b)(h)	128	38
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (b)(h)	1,124	730
Class A2, 0.8738% 11/25/35 (b)(h)	729	474
Class M1, 0.9138% 11/25/35 (b)(h)	133	51
Class M2, 0.9638% 11/25/35 (b)(h)	169	64
Class M3, 0.9838% 11/25/35 (b)(h)	151	53
Class M4, 1.0738% 11/25/35 (b)(h)	188	66
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (b)(h)	2,642	1,519
Class B1, 1.8738% 1/25/36 (b)(h)	228	80
Class M1, 0.9238% 1/25/36 (b)(h)	852	490
Class M2, 0.9438% 1/25/36 (b)(h)	256	141
Class M3, 0.9738% 1/25/36 (b)(h)	373	187
Class M4, 1.0838% 1/25/36 (b)(h)	207	98
Class M5, 1.1238% 1/25/36 (b)(h)	207	93
Class M6, 1.1738% 1/25/36 (b)(h)	219	92
Series 2006-1:
Class A2, 0.8338% 4/25/36 (b)(h)	411	270
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M1, 0.8538% 4/25/36 (b)(h)	$ 147	$ 74
Class M2, 0.8738% 4/25/36 (b)(h)	155	70
Class M3, 0.8938% 4/25/36 (b)(h)	134	56
Class M4, 0.9938% 4/25/36 (b)(h)	76	41
Class M5, 1.0338% 4/25/36 (b)(h)	74	28
Class M6, 1.1138% 4/25/36 (b)(h)	147	76
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (b)(h)	4,034	3,227
Class A2, 0.7538% 7/25/36 (b)(h)	364	291
Class B1, 1.3438% 7/25/36 (b)(h)	136	27
Class B3, 3.1738% 7/25/36 (b)(h)	206	41
Class M1, 0.7838% 7/25/36 (b)(h)	382	191
Class M2, 0.8038% 7/25/36 (b)(h)	270	129
Class M3, 0.8238% 7/25/36 (b)(h)	224	101
Class M4, 0.8938% 7/25/36 (b)(h)	151	60
Class M5, 0.9438% 7/25/36 (b)(h)	186	65
Class M6, 1.0138% 7/25/36 (b)(h)	277	97
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (b)(h)	236	73
Class B2, 1.8238% 10/25/36 (b)(h)	170	50
Class B3, 3.0738% 10/25/36 (b)(h)	277	62
Class M4, 0.9038% 10/25/36 (b)(h)	261	114
Class M5, 0.9538% 10/25/36 (b)(h)	312	125
Class M6, 1.0338% 10/25/36 (b)(h)	612	229
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(h)	1,126	766
Class A2, 0.7438% 12/25/36 (b)(h)	5,074	3,521
Class B1, 1.1738% 12/25/36 (b)(h)	177	35
Class B2, 1.7238% 12/25/36 (b)(h)	183	84
Class B3, 2.9238% 12/25/36 (b)(h)	308	136
Class M1, 0.7638% 12/25/36 (b)(h)	367	235
Class M2, 0.7838% 12/25/36 (b)(h)	247	155
Class M3, 0.8138% 12/25/36 (b)(h)	250	105
Class M4, 0.8738% 12/25/36 (b)(h)	299	120
Class M5, 0.9138% 12/25/36 (b)(h)	274	110
Class M6, 0.9938% 12/25/36 (b)(h)	247	137
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(h)	954	549
Class B1, 1.1438% 3/25/37 (b)(h)	312	109
Class B2, 1.6238% 3/25/37 (b)(h)	225	72
Class B3, 3.8238% 3/25/37 (b)(h)	608	178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 0.7438% 3/25/37 (b)(h)	$ 272	$ 148
Class M2, 0.7638% 3/25/37 (b)(h)	204	106
Class M3, 0.7938% 3/25/37 (b)(h)	182	91
Class M4, 0.8438% 3/25/37 (b)(h)	151	73
Class M5, 0.8938% 3/25/37 (b)(h)	227	102
Class M6, 0.9738% 3/25/37 (b)(h)	317	127
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(h)	3,020	1,827
Class A2, 0.7938% 7/25/37 (b)(h)	2,829	1,747
Class B1, 2.0738% 7/25/37 (b)(h)	850	270
Class B2, 2.7238% 7/25/37 (b)(h)	739	229
Class B3, 3.8238% 7/25/37 (b)(h)	830	249
Class M1, 0.8438% 7/25/37 (b)(h)	966	524
Class M2, 0.8838% 7/25/37 (b)(h)	505	261
Class M3, 0.9638% 7/25/37 (b)(h)	511	252
Class M4, 1.1238% 7/25/37 (b)(h)	1,059	442
Class M5, 1.2238% 7/25/37 (b)(h)	934	367
Class M6, 1.4738% 7/25/37 (b)(h)	1,190	437
Series 2007-3:
Class A2, 0.7638% 7/25/37 (b)(h)	1,403	1,042
Class B1, 1.4238% 7/25/37 (b)(h)	752	358
Class B2, 2.0738% 7/25/37 (b)(h)	1,939	923
Class B3, 4.4738% 7/25/37 (b)(h)	1,012	465
Class M1, 0.7838% 7/25/37 (b)(h)	657	382
Class M2, 0.8138% 7/25/37 (b)(h)	702	394
Class M3, 0.8438% 7/25/37 (b)(h)	1,128	595
Class M4, 0.9738% 7/25/37 (b)(h)	1,778	930
Class M5, 1.0738% 7/25/37 (b)(h)	903	464
Class M6, 1.2738% 7/25/37 (b)(h)	686	348
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(h)	310	98
Class B2, 3.9238% 9/25/37 (b)(h)	1,101	322
Class M1, 1.4238% 9/25/37 (b)(h)	297	148
Class M2, 1.5238% 9/25/37 (b)(h)	297	133
Class M4, 2.0738% 9/25/37 (b)(h)	741	296
Class M5, 2.2238% 9/25/37 (b)(h)	741	278
Class M6, 2.4238% 9/25/37 (b)(h)	742	260
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (b)(h)	1,083	618
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 1.1113% 3/15/19 (b)(h)	$ 728	$ 328
Class J, 1.3113% 3/15/19 (b)(h)	547	219
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(h)	561	348
Class E, 0.755% 3/15/22 (b)(h)	2,913	1,708
Class F, 0.805% 3/15/22 (b)(h)	1,786	1,001
Class G, 0.855% 3/15/22 (b)(h)	459	250
Class H, 1.005% 3/15/22 (b)(h)	561	252
Class J, 1.155% 3/15/22 (b)(h)	561	224
sequential payer Series 2007 PW17 Class A4, 5.694% 6/11/50	23,863	15,555
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (b)(h)	1,472	639
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	4,806
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(h)	597	185
Class H, 0.825% 11/15/36 (b)(h)	478	143
Series 2007-FL3A Class A2, 0.595% 4/15/22 (b)(h)	8,398	3,779
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (b)(h)	1,277	604
Class E, 0.825% 4/15/17 (b)(h)	407	190
Class F, 0.865% 4/15/17 (b)(h)	231	102
Class G, 1.005% 4/15/17 (b)(h)	231	100
Class H, 1.075% 4/15/17 (b)(h)	231	94
Class J, 1.305% 4/15/17 (b)(h)	177	80
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (b)(h)	523	175
Class G, 0.9613% 11/15/17 (b)(h)	362	113
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (b)(h)(j)	136,665	2,267
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (b)(h)	2,507	752
0.7313% 2/15/22 (b)(h)	895	224
Class F, 0.7813% 2/15/22 (b)(h)	1,790	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 6,458	$ 6,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (h)(j)	12,668	151
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (h)	18,000	12,535
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (b)(h)	1,122	640
Series 2007-EOP:
Class D, 0.815% 3/6/20 (b)(h)	9,955	6,371
Class H, 1.095% 3/6/20 (b)(h)	960	576
Class J, 1.295% 3/6/20 (b)(h)	1,375	784
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	17,870	11,765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(h)	310	146
Class E, 0.7413% 11/15/18 (b)(h)	440	198
Class F, 0.7913% 11/15/18 (b)(h)	660	290
Class G, 0.8213% 11/15/18 (b)(h)	573	241
Class H, 0.9613% 11/15/18 (b)(h)	440	176
sequential payer Series 2007-CB20 Class A4, 5.794% 2/12/51	11,600	6,822
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,080	6,771
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (b)(h)	1,537	632
Class G, 0.815% 9/15/21 (b)(h)	3,036	1,111
Class H, 0.855% 9/15/21 (b)(h)	783	271
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/12/50	2,790	757
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (b)(h)	1,106	111
Series 2007-XCLA Class A1, 0.662% 7/17/17 (b)(h)	3,684	2,026
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(h)	2,097	189
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (b)(h)	897	224
Class E, 0.712% 10/15/20 (b)(h)	1,122	224
Class F, 0.762% 10/15/20 (b)(h)	673	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.802% 10/15/20 (b)(h)	$ 832	$ 125
Class H, 0.892% 10/15/20 (b)(h)	524	52
Class J, 1.042% 10/15/20 (b)(h)	598	48
Class MHRO, 1.152% 10/15/20 (b)(h)	243	27
Class MJPM, 1.462% 10/15/20 (b)(h)	82	7
Class MSTR, 1.162% 10/15/20 (b)(h)	150	21
Class NHRO, 1.352% 10/15/20 (b)(h)	355	32
Class NSTR, 1.312% 10/15/20 (b)(h)	140	15
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	7,620	5,059
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	11,215
Series 2007-IQ16 Class A4, 5.809% 12/12/49	23,610	14,588
Series 2007-T27 Class A4, 5.804% 6/11/42	8,517	5,296
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(h)	2,862	229
Class D, 1.1613% 7/17/17 (b)(h)	1,347	94
Class E, 1.2613% 7/17/17 (b)(h)	1,094	66
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (b)(h)	236	194
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (b)(h)	1,716	944
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (b)(h)	1,873	768
Class F, 0.795% 8/11/18 (b)(h)	2,525	757
Class G, 0.815% 8/11/18 (b)(h)	2,392	598
Class J, 0.9331% 8/11/18 (b)(h)	532	191
Class X1A, 0.0239% 9/15/21 (b)(h)(j)	3,806	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(h)	126	31
Class AP2, 1.255% 6/15/20 (b)(h)	206	41
Class F, 0.935% 6/15/20 (b)(h)	3,993	1,278
Class LXR2, 1.255% 6/15/20 (b)(h)	2,722	408
sequential payer Series 2007-C32 Class A3, 5.7407% 6/15/49 (h)	29,290	15,297
Series 2007-C31 Class C, 5.6924% 4/15/47 (h)	8,950	1,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $248,855)		193,456
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento:
5.2% 5/21/13	$ 875	$ 770
6.875% 3/15/12	880	843
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,743)		1,613
Fixed-Income Funds - 29.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	2,086,859	148,021
Fidelity Commercial Mortgage-Backed Securities Central Fund (i)	7,974,388	542,258
Fidelity Corporate Bond 1-5 Year Central Fund (i)	2,670,805	245,687
Fidelity Mortgage Backed Securities Central Fund (i)	14,810,519	1,480,608
Fidelity Specialized High Income Central Fund (i)	2,535,452	197,055
TOTAL FIXED-INCOME FUNDS (Cost $2,995,168)		2,613,629
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $12,535)	$ 12,535	7,846
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $59,251)	$ 59,252	59,251
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $9,936,827)		8,998,191
NET OTHER ASSETS - (2.9)%		(255,061)
NET ASSETS - 100%		$ 8,743,130
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (f)

	Nov. 2034	$ 2,971	$ (2,752)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	957	(514)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	2,971	(2,496)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (f)	Oct. 2036	2,274	(2,195)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	868	(798)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	233
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	1,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 2,997
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	291
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	9,200	(8,878)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	25,000	(24,125)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	18,700	(18,046)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	5,600	(5,404)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	10,200	(9,843)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	16,700	(16,116)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34 (Rating-Ba1) (f)

	Oct. 2034	$ 9,300	$ (8,312)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (f)	Feb. 2035	3,200	(3,018)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	717	(422)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (f)	June 2035	3,200	(3,034)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	889	(527)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	262	(213)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	95	(6)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)

	Feb. 2034	$ 4	$ (3)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (f)	August 2035	4,750	(4,460)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	11,200	(375)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2) (f)	March 2013	13,500	(5,659)
TOTAL CREDIT DEFAULT SWAPS		182,798	(112,333)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	10,728
		$ 282,798	$ (101,605)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,081,000 or 6.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to$144,388,000, of which $104,161 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Non-income producing.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$59,251,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 23,232
UBS Securities LLC	36,019
$ 59,251
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,002
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,444
Fidelity Corporate Bond 1-5 Year Central Fund	8,948
Fidelity Mortgage Backed Securities Central Fund	49,230
Fidelity Specialized High Income Central Fund	7,568
Fidelity Ultra-Short Central Fund	5,737
Total	$ 95,929
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 99,991	$ 148,021	18.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	105,088	542,258	23.2%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	190,295	245,687	69.1%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	49,233	600,266	1,480,608	20.2%
Fidelity Specialized High Income Central Fund	195,170	32,861	-	197,055	51.0%
Fidelity Ultra-Short Central Fund	806,565	-	678,853*	-	0.0%
Total	$ 4,532,847	$ 115,488	$ 1,674,493	$ 2,613,629
*Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,998,191	$ 2,613,629	$ 6,327,387	$ 57,175
Other Financial Instruments*	$ (101,239)	$ -	$ (4,326)	$ (96,913)
*Other financial instruments include Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	629	-*
Total Unrealized Gain (Loss)	4,094	19,571
Cost of Purchases	59,042	-
Proceeds of Sales	(2,826)	-
Amortization/Accretion	(11,310)	-
Transfer in/out of Level 3	6,832	(78,329)
Ending Balance	$ 57,175	$ (96,913)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(25,184,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $123,382,000 of which $107,051,000 and $16,331,000 will expire on August 31, 2014 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $92,508,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $59,251) - See accompanying schedule: Unaffiliated issuers (cost $6,941,659)	$ 6,384,562
Fidelity Central Funds (cost $2,995,168)	2,613,629
Total Investments (cost $9,936,827)		$ 8,998,191
Commitment to sell securities on a delayed delivery basis	(209,067)
Receivable for securities sold on a delayed delivery basis	209,433	366
Receivable for investments sold, regular delivery		137,473
Receivable for swap agreements		148
Receivable for fund shares sold		10,300
Interest receivable		55,790
Distributions receivable from Fidelity Central Funds		13,532
Unrealized appreciation on swaps agreements		15,591
Other receivables		69
Total assets		9,231,460

Liabilities
Payable to custodian bank	$ 23
Payable for investments purchased Regular delivery	118,543
Delayed delivery	197,787
Payable for swap agreements	32,536
Payable for fund shares redeemed	17,414
Distributions payable	1,193
Unrealized depreciation on swap agreements	117,196
Accrued management fee	2,362
Distribution fees payable	56
Other affiliated payables	969
Other payables and accrued expenses	251
Total liabilities		488,330

Net Assets		$ 8,743,130
Net Assets consist of:
Paid in capital		$ 10,399,036
Distributions in excess of net investment income		(23,566)
Accumulated undistributed net realized gain (loss) on investments		(607,454)
Net unrealized appreciation (depreciation) on investments		(1,024,886)
Net Assets		$ 8,743,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($118,496 ÷ 18,805 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class T: Net Asset Value and redemption price per share ($43,967 ÷ 6,974 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class B: Net Asset Value and offering price per share ($9,777 ÷ 1,550 shares)A	$ 6.31

Class C: Net Asset Value and offering price per share ($18,940 ÷ 3,002 shares)A	$ 6.31

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($8,528,345 ÷ 1,352,616 shares)	$ 6.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,605 ÷ 3,740 shares)	$ 6.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 486
Interest		117,621
Income from Fidelity Central Funds		95,929
Total income		214,036

Expenses
Management fee	$ 14,362
Transfer agent fees	4,579
Distribution fees	284
Fund wide operations fee	1,333
Independent trustees' compensation	17
Miscellaneous	209
Total expenses before reductions	20,784
Expense reductions	(38)	20,746
Net investment income		193,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,864)
Fidelity Central Funds	(369,587)
Swap agreements	(31,097)
Total net realized gain (loss)		(445,548)
Change in net unrealized appreciation (depreciation) on: Investment securities	(361,689)
Swap agreements	33,130
Delayed delivery commitments	2,681
Total change in net unrealized appreciation (depreciation)		(325,878)
Net gain (loss)		(771,426)
Net increase (decrease) in net assets resulting from operations		$ (578,136)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,290	$ 545,862
Net realized gain (loss)	(445,548)	(26,541)
Change in net unrealized appreciation (depreciation)	(325,878)	(414,694)
Net increase (decrease) in net assets resulting from operations	(578,136)	104,627
Distributions to shareholders from net investment income	(250,069)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(250,069)	(528,030)
Share transactions - net increase (decrease)	(431,495)	(1,526,467)
Total increase (decrease) in net assets	(1,259,700)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including distributions in excess of net investment income of $23,566 and undistributed net investment income of $33,213, respectively)	$ 8,743,130	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.127	.331	.353	.118	.298	.237	.224
Net realized and unrealized gain (loss)	(.547)	(.303)	(.161)	.092	(.206)	.131	(.095)
Total from investment operations	(.420)	.028	.192	.210	.092	.368	.129
Distributions from net investment income	(.170)	(.311)	(.352)	(.100)	(.282)	(.238)	(.229)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.170)	(.318)	(.362)	(.100)	(.352)	(.338)	(.359)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C, D	(6.10)%	.36%	2.61%	2.92%	1.23%	5.03%	1.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of fee waivers, if any	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of all reductions	.80% A	.80%	.74%	.71% A	.71%	.83%	.83%
Net investment income	4.01% A	4.67%	4.83%	4.86% A	4.04%	3.17%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 79	$ 79	$ 46	$ 37	$ 31	$ 22
Portfolio turnover rate G	129% A, I	231%	181% K	206%A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.128	.332	.350	.116	.290	.230	.214
Net realized and unrealized gain (loss)	(.549)	(.303)	(.163)	.091	(.216)	.141	(.094)
Total from investment operations	(.421)	.029	.187	.207	.074	.371	.120
Distributions from net investment income	(.169)	(.312)	(.347)	(.097)	(.274)	(.231)	(.220)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.169)	(.319)	(.357)	(.097)	(.344)	(.331)	(.350)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.11)%	.36%	2.54%	2.89%	.98%	5.07%	1.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.80%	.80%	.82% A	.83%	.93%	.96%
Expenses net of fee waivers, if any	.83% A	.80%	.80%	.82% A	.83%	.93%	.95%
Expenses net of all reductions	.83% A	.79%	.79%	.81% A	.83%	.93%	.95%
Net investment income	3.99% A	4.67%	4.77%	4.76% A	3.92%	3.07%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 53	$ 68	$ 59	$ 57	$ 48	$ 30
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the fourth month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.105	.281	.299	.099	.239	.180	.166
Net realized and unrealized gain (loss)	(.538)	(.313)	(.164)	.102	(.216)	.140	(.095)
Total from investment operations	(.433)	(.032)	.135	.201	.023	.320	.071
Distributions from net investment income	(.147)	(.261)	(.295)	(.081)	(.223)	(.180)	(.171)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.147)	(.268)	(.305)	(.081)	(.293)	(.280)	(.301)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.29)%	(.49)%	1.83%	2.79%	.28%	4.37%	.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.64%	1.63%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.60%	1.60%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.59%	1.60%
Net investment income	3.29% A	3.96%	4.07%	4.07% A	3.24%	2.40%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 10	$ 9	$ 9	$ 9	$ 9
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.103	.278	.294	.097	.233	.176	.161
Net realized and unrealized gain (loss)	(.549)	(.304)	(.163)	.102	(.216)	.140	(.095)
Total from investment operations	(.446)	(.026)	.131	.199	.017	.316	.066
Distributions from net investment income	(.144)	(.257)	(.291)	(.079)	(.217)	(.176)	(.166)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.144)	(.264)	(.301)	(.079)	(.287)	(.276)	(.296)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.46)%	(.40)%	1.77%	2.76%	.20%	4.30%	.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.67%	1.66%
Expenses net of fee waivers, if any	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Expenses net of all reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Net investment income	3.22% A	3.91%	4.02%	3.99% A	3.15%	2.34%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 14	$ 17	$ 10	$ 9	$ 7	$ 7
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Investment Grade Bond

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income D	.139	.356	.376	.124	.317	.254	.240
Net realized and unrealized gain (loss)	(.539)	(.313)	(.153)	.092	(.206)	.130	(.095)
Total from investment operations	(.400)	.043	.223	.216	.111	.384	.145
Distributions from net investment income	(.180)	(.336)	(.373)	(.106)	(.301)	(.254)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.180)	(.343)	(.383)	(.106)	(.371)	(.354)	(.375)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C	(5.79)%	.57%	3.05%	3.01%	1.48%	5.26%	1.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of all reductions	.46% A	.44%	.44%	.45% A	.46%	.61%	.63%
Net investment income	4.35% A	5.02%	5.13%	5.12% A	4.29%	3.39%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 8,528	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Income from Investment Operations
Net investment income D	.138	.353	.374	.124	.313	.254	.233
Net realized and unrealized gain (loss)	(.550)	(.303)	(.163)	.091	(.205)	.129	(.078)
Total from investment operations	(.412)	.050	.211	.215	.108	.383	.155
Distributions from net investment income	(.178)	(.333)	(.371)	(.105)	(.298)	(.253)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.178)	(.340)	(.381)	(.105)	(.368)	(.353)	(.375)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Total Return B, C	(5.96)%	.66%	2.88%	2.99%	1.44%	5.24%	2.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of fee waivers, if any	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of all reductions	.52% A	.49%	.47%	.49% A	.50%	.59%	.64%
Net investment income	4.29% A	4.97%	5.10%	5.07% A	4.25%	3.40%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,605	$ 33,808	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,592
Unrealized depreciation	(1,030,108)
Net unrealized appreciation (depreciation)	$ (930,516)
Cost for federal income tax purposes	$ 9,928,707

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to

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4. Operating Policies - continued

Swap Agreements - continued

exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $142,558,000 representing 1.6% of net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $975,635 and $2,316,570, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 8
Class T	0%	.25%	57	2
Class B	.65%	.25%	40	29
Class C	.75%	.25%	71	11
			$ 284	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	11
Class C*	1
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 86.19
Class T	49.22
Class B	11.25
Class C	15.22
Investment Grade Bond	4,396.10
Institutional Class	22.17
	$ 4,579

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $405,891 in return for its 6,492 of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 37

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 2,495	$ 3,742
Class T	1,196	2,716
Class B	201	358
Class C	315	556
Investment Grade Bond	245,137	507,696
Institutional Class	725	1,805
Total	$ 250,069	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	5,251	6,217	$ 33,666	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	306	515	1,943	3,652
Shares redeemed	(3,734)	(6,144)	(24,124)	(43,427)
Net increase (decrease)	7,275	588	$ 45,235	$ 4,603
Class T
Shares sold	1,283	3,480	$ 8,252	$ 24,742
Reinvestment of distributions	181	382	1,152	2,711
Shares redeemed	(2,158)	(5,613)	(14,006)	(39,832)
Net increase (decrease)	(694)	(1,751)	$ (4,602)	$ (12,379)
Class B
Shares sold	487	446	$ 3,137	$ 3,206
Reinvestment of distributions	25	39	157	280
Shares redeemed	(281)	(537)	(1,811)	(3,818)
Net increase (decrease)	231	(52)	$ 1,483	$ (332)
Class C
Shares sold	1,391	846	$ 8,894	$ 6,043
Reinvestment of distributions	37	53	236	379
Shares redeemed	(424)	(1,238)	(2,735)	(8,831)
Net increase (decrease)	1,004	(339)	$ 6,395	$ (2,409)
Investment Grade Bond
Shares sold	184,785	235,999	$ 1,186,619	$ 1,676,819
Reinvestment of distributions	37,468	71,069	238,478	504,629
Shares redeemed	(293,639)	(516,730)	(1,897,724)	(3,691,519)
Net increase (decrease)	(71,386)	(209,662)	$ (472,627)	$ (1,510,071)
Institutional Class
Shares sold	801	2,395	$ 5,170	$ 16,310
Reinvestment of distributions	97	212	616	1,503
Shares redeemed	(2,059)	(3,445)	(13,165)	(23,692)
Net increase (decrease)	(1,161)	(838)	$ (7,379)	$ (5,879)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into

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11. Other - continued

contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 10% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Subsequent to period end, the Fidelity Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-USAN-0409
1.784859.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Institutional Class

Semiannual Report

February 28, 2009

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.80%
Actual		$ 1,000.00	$ 939.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.83%
Actual		$ 1,000.00	$ 938.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class B	1.52%
Actual		$ 1,000.00	$ 937.10	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.59%
Actual		$ 1,000.00	$ 935.40	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Investment Grade Bond	.46%
Actual		$ 1,000.00	$ 942.10	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.52%
Actual		$ 1,000.00	$ 940.40	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
AAA 10.8%	AAA 13.4%
AA 3.2%	AA 5.7%
A 8.8%	A 9.8%
BBB 17.8%	BBB 20.0%
BB and Below 5.1%	BB and Below 4.3%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	6.1	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.8	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *	As of August 31, 2008 **
Corporate Bonds 30.7%	Corporate Bonds 33.6%
U.S. Government and U.S. Government Agency Obligations 64.2%	U.S. Government and U.S. Government Agency Obligations 58.4%
Asset-Backed Securities 4.5%	Asset-Backed Securities 5.8%
CMOs and Other Mortgage Related Securities 10.6%	CMOs and Other Mortgage Related Securities 13.3%
Municipal Bonds 0.0%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (10.2)%	Short-Term Investments and Net Other Assets† (12.0)%

* Foreign investments	6.4%	** Foreign investments	10.5%
* Futures and Swaps	1.4%	** Futures and Swaps	0.5%

†Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 7,546
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	1,895
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	22,712
Comcast Corp.:
4.95% 6/15/16	15,874	14,188
5.9% 3/15/16	9,300	8,767
COX Communications, Inc.:
6.25% 6/1/18 (b)	2,536	2,228
6.45% 12/1/36 (b)	14,215	11,402
6.95% 6/1/38 (b)	7,041	5,901
Liberty Media Corp.:
5.7% 5/15/13	8,500	6,428
8.25% 2/1/30	19,105	11,123
News America Holdings, Inc. 7.75% 12/1/45	6,015	5,224
News America, Inc.:
6.15% 3/1/37	6,365	4,953
6.2% 12/15/34	4,570	3,473
6.9% 3/1/19 (b)	7,150	6,770
Time Warner Cable, Inc. 5.85% 5/1/17	35,779	32,356
Viacom, Inc.:
6.125% 10/5/17	9,190	7,563
6.75% 10/5/37	8,475	6,140
		149,228
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	20,510	21,518
TOTAL CONSUMER DISCRETIONARY		180,187
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (b)	10,900	10,568
Diageo Capital PLC 5.2% 1/30/13	3,020	3,074
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	9,360
		23,002
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	14,340	8,819
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	$ 6,360	$ 6,433
6% 2/11/13	3,380	3,523
6.25% 6/1/12	6,081	6,433
6.875% 2/1/38	9,031	8,957
		25,346
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	11,164	11,379
9.7% 11/10/18	11,828	12,384
Philip Morris International, Inc. 6.375% 5/16/38	12,770	12,561
Reynolds American, Inc.:
6.75% 6/15/17	15,115	12,766
7.25% 6/15/37	22,265	16,207
		65,297
TOTAL CONSUMER STAPLES		122,464
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	14,255	13,122
DCP Midstream LLC:
6.75% 9/15/37 (b)	7,295	5,341
9.75% 3/15/19 (b)	8,334	8,080
Transocean Ltd.:
6% 3/15/18	5,000	4,719
6.8% 3/15/38	4,060	3,710
Weatherford International Ltd.:
6% 3/15/18	5,650	4,687
9.625% 3/1/19	7,000	7,150
		46,809
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,437
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	5,929
6.45% 9/15/36	9,885	7,549
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	6,332
5.9% 2/1/18	2,830	2,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp. 3.95% 3/3/14	$ 24,991	$ 25,134
ConocoPhillips:
4.4% 5/15/13	50,000	49,959
5.75% 2/1/19	11,897	11,642
6.5% 2/1/39	7,891	7,648
Duke Energy Field Services 7.875% 8/16/10	7,580	7,671
EnCana Corp. 4.75% 10/15/13	2,269	2,135
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,415
Nakilat, Inc. 6.067% 12/31/33 (b)	12,415	8,105
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	5,985	3,805
Nexen, Inc.:
5.875% 3/10/35	10,560	7,198
6.4% 5/15/37	7,730	5,455
Pemex Project Funding Master Trust 2.82% 12/3/12 (b)(h)	11,870	10,149
Petro-Canada:
6.05% 5/15/18	4,170	3,437
6.8% 5/15/38	10,305	7,589
Petroleos Mexicanos 8% 5/3/19 (b)	6,517	6,403
Suncor Energy, Inc.:
6.1% 6/1/18	12,820	10,565
6.5% 6/15/38	2,565	1,754
6.85% 6/1/39	11,275	8,203
Talisman Energy, Inc. yankee 6.25% 2/1/38	11,230	7,670
TEPPCO Partners LP:
6.65% 4/15/18	11,620	9,797
7.55% 4/15/38	10,010	7,783
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	20,583
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	3,884
Valero Energy Corp. 6.625% 6/15/37	5,740	4,383
XTO Energy, Inc.:
5.9% 8/1/12	6,352	6,296
6.25% 8/1/17	9,995	9,684
6.75% 8/1/37	5,265	4,696
		285,789
TOTAL ENERGY		332,598
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 10.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 21,590	$ 22,347
BlackRock, Inc. 6.25% 9/15/17	12,840	12,210
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,880	4,704
5.95% 1/18/18	10,230	9,144
6.15% 4/1/18	9,490	8,623
7.5% 2/15/19	14,350	14,213
Janus Capital Group, Inc. 6.125% 9/15/11	2,605	1,823
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	2,579
JPMorgan Chase Capital XX 6.55% 9/29/36	96,700	68,394
Lazard Group LLC:
6.85% 6/15/17	5,200	3,886
7.125% 5/15/15	16,430	12,472
Merrill Lynch & Co., Inc. 6.875% 4/25/18	23,797	19,800
Morgan Stanley 1.6975% 1/9/14 (h)	40,435	27,099
		207,294
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	8,150	5,604
Bank One Corp. 5.25% 1/30/13	13,775	13,381
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,220	589
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	4,415
Credit Suisse First Boston 6% 2/15/18	17,850	16,194
Credit Suisse First Boston New York Branch 5% 5/15/13	9,731	9,395
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(h)	1,564	1,235
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	6,486
Fifth Third Bancorp:
4.5% 6/1/18	3,545	2,223
8.25% 3/1/38	2,904	2,104
HBOS PLC 6.75% 5/21/18 (b)	6,489	5,209
HSBC Holdings PLC:
1.6125% 10/6/16 (h)	1,537	1,233
6.5% 5/2/36	11,470	10,146
6.5% 9/15/37	5,010	4,361
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	9,070
Korea Development Bank 5.75% 9/10/13	6,838	6,268
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(h)	969	811
Regions Bank 6.45% 6/26/37	3,200	2,086
Santander Issuances SA Unipersonal 1.885% 6/20/16 (b)(h)	4,691	3,532
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.88% 8/1/13 (h)	$ 2,199	$ 1,640
Standard Chartered Bank 6.4% 9/26/17 (b)	23,680	18,940
Wachovia Bank NA 5.85% 2/1/37	19,011	15,126
Wachovia Corp. 4.875% 2/15/14	1,791	1,601
Wells Fargo Bank NA 5.95% 8/26/36	11,449	9,487
		151,136
Consumer Finance - 0.7%
SLM Corp.:
1.3194% 7/26/10 (h)	64,500	53,147
1.3894% 10/25/11 (h)	3,925	2,750
1.4594% 1/27/14 (h)	2,240	1,155
2.1963% 3/15/11 (h)	1,130	858
4.5% 7/26/10	2,325	1,838
5% 10/1/13	830	507
		60,255
Diversified Financial Services - 1.2%
Bank of America Corp. 5.75% 12/1/17	16,395	13,834
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(h)	2,541	1,963
Citigroup, Inc.:
5.3% 10/17/12	8,650	7,673
5.5% 4/11/13	13,702	12,407
6.125% 5/15/18	20,068	17,306
CME Group, Inc. 5.75% 2/15/14	5,028	5,060
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	10,694
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,296	3,062
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	8,603
5.5% 1/15/14 (b)	8,820	6,036
TECO Finance, Inc. 7% 5/1/12	11,415	10,802
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	7,500	3,053
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	13,680	5,404
		105,897
Insurance - 1.3%
Assurant, Inc. 5.625% 2/15/14	8,540	7,051
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	10,297
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	22,081	13,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	$ 15,840	$ 12,467
10.75% 6/15/88 (b)(h)	8,540	4,526
Lincoln National Corp. 7% 5/17/66 (h)	2,370	874
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,358
5.125% 4/10/13 (b)	11,934	11,401
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,380
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,538
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,803
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	18,775	8,824
Symetra Financial Corp. 6.125% 4/1/16 (b)	10,405	8,201
The Chubb Corp. 6.5% 5/15/38	4,535	4,217
		115,627
Real Estate Investment Trusts - 2.8%
AMB Property LP:
5.9% 8/15/13	9,635	6,678
6.3% 6/1/13	9,785	6,899
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	17,578
5.75% 4/1/12	6,713	3,692
Camden Property Trust 5.875% 11/30/12	6,435	5,534
Colonial Properties Trust:
4.75% 2/1/10	20,412	19,517
4.8% 4/1/11	2,650	2,283
5.5% 10/1/15	12,730	7,920
6.875% 8/15/12	5,000	3,976
Colonial Realty LP 6.05% 9/1/16	9,420	6,029
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	688
5% 5/3/10	6,840	4,788
5.25% 4/15/11	8,195	4,033
5.375% 10/15/12	5,485	2,627
Duke Realty LP:
5.4% 8/15/14	10,700	7,299
5.5% 3/1/16	10,700	6,680
5.625% 8/15/11	4,860	4,141
5.875% 8/15/12	1,205	923
5.95% 2/15/17	2,540	1,570
6.25% 5/15/13	5,180	3,885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 8,800	$ 5,446
Equity One, Inc.:
6% 9/15/17	6,860	4,524
6.25% 1/15/17	4,535	3,084
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	3,714
6% 7/15/12	3,355	2,760
6.2% 1/15/17	2,580	1,961
HRPT Properties Trust:
5.75% 11/1/15	2,925	1,931
6.65% 1/15/18	6,500	4,137
Liberty Property LP:
5.5% 12/15/16	6,665	4,596
6.375% 8/15/12	4,617	3,786
6.625% 10/1/17	6,640	4,797
Mack-Cali Realty LP:
5.05% 4/15/10	9,145	8,596
7.25% 3/15/09	4,110	4,103
7.75% 2/15/11	1,080	1,015
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,232
6% 3/31/16	2,600	1,540
Simon Property Group LP:
4.6% 6/15/10	8,400	8,047
5.1% 6/15/15	15,660	12,706
5.375% 6/1/11	3,565	3,321
5.45% 3/15/13	8,720	7,520
5.75% 5/1/12	4,015	3,493
7.75% 1/20/11	2,250	2,151
Tanger Properties LP 6.15% 11/15/15	17,300	12,769
UDR, Inc. 5.5% 4/1/14	10,720	8,498
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	2,816
Washington (REIT) 5.95% 6/15/11	10,660	9,287
		245,570
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	2,405	1,946
5.5% 10/1/12	9,240	8,418
5.75% 6/15/17	11,250	9,144
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
6.625% 3/15/12	$ 2,360	$ 2,266
Post Apartment Homes LP 6.3% 6/1/13	11,550	9,471
Regency Centers LP 6.75% 1/15/12	12,435	10,616
		41,861
Thrifts & Mortgage Finance - 0.0%
Capmark Financial Group, Inc. 6.8% 5/10/17	3,809	766
Independence Community Bank Corp. 3.585% 6/20/13 (h)	2,790	2,008
		2,774
TOTAL FINANCIALS		930,414
INDUSTRIALS - 1.4%
Airlines - 1.3%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	12,854
7.858% 4/1/13	26,059	22,541
Continental Airlines, Inc. 6.545% 8/2/20	3,981	3,483
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	13,618	9,873
7.57% 11/18/10	21,770	19,920
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,895	4,965
8.36% 7/20/20	21,289	16,393
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	8,263	5,908
6.071% 9/1/14	1,161	1,126
6.602% 9/1/13	2,068	1,954
7.032% 4/1/12	2,243	2,148
7.186% 10/1/12	5,570	5,333
7.811% 4/1/11	4,909	5,057
		111,555
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (h)	3,591	3,221
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	990	670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 6,338	$ 4,690
TOTAL INDUSTRIALS		120,136
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	12,106	11,700
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	9,971	8,628
6.55% 10/1/17	8,770	6,612
7.125% 10/1/37	4,405	2,874
		18,114
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	8,176
6.375% 8/3/15	10,650	6,365
National Semiconductor Corp.:
2.2463% 6/15/10 (h)	4,168	3,621
6.15% 6/15/12	7,260	5,693
		23,855
TOTAL INFORMATION TECHNOLOGY		53,669
MATERIALS - 0.6%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	8,975	7,855
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,562
Rio Tinto Finance Ltd.:
5.875% 7/15/13	12,154	11,048
6.5% 7/15/18	20,204	17,850
7.125% 7/15/28	17,840	14,649
		47,109
TOTAL MATERIALS		54,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	$ 17,617	$ 17,013
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	12,803
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,995	7,017
5.875% 8/20/13	10,485	10,673
6.75% 8/20/18	5,870	6,004
Sprint Capital Corp.:
6.875% 11/15/28	9,870	5,453
7.625% 1/30/11	7,295	6,328
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	9,691
5.25% 10/1/15	5,117	4,316
Telefonica Emisiones SAU:
5.855% 2/4/13	2,732	2,801
6.221% 7/3/17	11,230	11,285
Verizon Communications, Inc.:
5.25% 4/15/13	7,395	7,508
6.1% 4/15/18	9,830	9,733
		110,625
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. 6% 12/1/16	21,361	13,885
Vodafone Group PLC 5.625% 2/27/17	2,952	2,866
		16,751
TOTAL TELECOMMUNICATION SERVICES		127,376
UTILITIES - 3.9%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	10,662	10,399
Baltimore Gas & Electric Co. 6.125% 7/1/13	8,010	7,684
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	10,941
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	18,593
5.8% 3/15/18	11,545	10,967
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,989
EDP Finance BV 6% 2/2/18 (b)	25,358	23,548
Exelon Corp. 4.9% 6/15/15	27,100	23,261
Florida Power Corp. 5.65% 6/15/18	5,665	5,811
Nevada Power Co. 6.5% 5/15/18	16,280	15,372
Oncor Electric Delivery Co. 6.375% 5/1/12	17,030	17,023
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
4.8% 3/1/14	$ 2,670	$ 2,725
5.8% 3/1/37	7,180	6,916
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	9,581
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	15,620	9,372
		182,182
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	5,243
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	13,400	12,368
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	21,983
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	10,943
6.5% 5/1/18	11,365	9,844
TXU Corp. 5.55% 11/15/14	7,555	3,778
		58,916
Multi-Utilities - 1.1%
CMS Energy Corp. 6.55% 7/17/17	13,140	11,595
Dominion Resources, Inc. 7.5% 6/30/66 (h)	12,110	7,872
National Grid PLC 6.3% 8/1/16	26,485	25,289
NiSource Finance Corp.:
1.8206% 11/23/09 (h)	9,874	9,451
5.4% 7/15/14	2,960	2,324
5.45% 9/15/20	10,810	7,402
6.4% 3/15/18	21,180	16,628
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	20,065	12,240
		92,801
TOTAL UTILITIES		339,142
TOTAL NONCONVERTIBLE BONDS (Cost $2,722,494)		2,260,950
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.75% 2/5/14	100,000	99,965
3.625% 2/12/13	47,560	49,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5% 2/13/17	$ 30,000	$ 33,150
5.375% 6/12/17	25,000	28,172
Freddie Mac:
2.125% 3/23/12	50,700	50,659
4.125% 12/21/12	45,060	48,213
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		310,119
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	10,162	10,224
2% 1/15/14 (e)	123,650	123,116
2% 1/15/14	23,560	23,459
2.375% 1/15/17 (e)	305,200	303,932
2.375% 1/15/27 (e)	117,691	114,121
2.375% 1/15/27	2,242	2,174
2.625% 7/15/17	51,462	52,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		629,606
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 4.5% 5/15/38 (e)	90,400	102,632
U.S. Treasury Notes:
2.75% 10/31/13	168,800	175,156
4% 8/15/18	234,900	253,453
TOTAL U.S. TREASURY OBLIGATIONS		531,241
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,467,860)		1,470,966
U.S. Government Agency - Mortgage Securities - 20.2%

Fannie Mae - 15.8%
3.991% 9/1/33 (h)	8,394	8,517
4.5% 4/1/23	249	254
4.616% 9/1/35 (h)	11,435	11,658
5% 4/1/18 to 6/1/38	348,814	356,167
5.176% 4/1/36 (h)	19,216	19,796
5.5% 12/1/30 to 12/1/38 (d)	717,212	736,430
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/39 (c)	$ 98,000	$ 100,394
5.5% 3/12/39 (c)	32,000	32,782
5.5% 3/12/39 (c)	25,000	25,611
5.5% 3/12/39 (c)	35,000	35,855
5.593% 7/1/37 (h)	2,696	2,782
5.821% 7/1/46 (h)	30,540	31,734
6% 3/1/16 to 11/1/38 (d)	4,308	4,474
6% 3/12/39 (c)(d)	2,000	2,066
6.013% 4/1/36 (h)	2,044	2,125
6.118% 4/1/36 (h)	5,032	5,235
6.243% 6/1/36 (h)	795	808
6.328% 4/1/36 (h)	2,017	2,099
TOTAL FANNIE MAE		1,378,787
Freddie Mac - 0.9%
4.289% 8/1/35 (h)	18,128	18,309
4.478% 10/1/34 (h)	9,951	10,105
4.556% 4/1/35 (h)	20,770	21,181
4.635% 4/1/35 (h)	6,515	6,617
4.767% 7/1/35 (h)	7,559	7,695
4.984% 1/1/36 (h)	5,886	5,996
5.694% 10/1/35 (h)	1,427	1,487
5.86% 6/1/36 (h)	2,312	2,397
5.977% 6/1/36 (h)	2,103	2,182
6% 11/1/33 to 9/1/35	5,806	6,043
6.101% 6/1/36 (h)	2,252	2,343
TOTAL FREDDIE MAC		84,355
Government National Mortgage Association - 3.5%
5.5% 12/20/28 to 12/20/38 (c)	298,391	306,844
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,718,427)		1,769,986
Asset-Backed Securities - 3.5%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (h)	136	48
Series 2005-1 Class M1, 0.9438% 4/25/35 (h)	2,507	1,479
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (h)	$ 1,122	$ 9
Class M8, 1.3238% 7/25/36 (h)	556	3
Class M9, 2.1738% 7/25/36 (h)	367	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (h)	0*	0*
Class M2, 3.0988% 6/25/33 (h)	167	116
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (h)	399	354
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (h)	836	364
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (h)	353	289
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (h)	46	42
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (h)	487	15
Class M4, 0.8738% 5/25/36 (h)	412	9
Class M5, 0.9138% 5/25/36 (h)	599	9
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (h)	229	9
Class M5, 0.8638% 4/25/36 (h)	217	7
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (h)	1,600	112
Series 2007-A4 Class A4, 0.5% 4/22/13 (h)	5,864	4,339
Series 2007-B1 Class B, 0.72% 12/22/14 (h)	3,386	508
Series 2007-D1 Class D, 1.87% 1/22/13 (b)(h)	10,400	728
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (b)(h)	11,165	3,686
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(h)	1,314	1,296
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (b)(h)	334	303
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	760	755
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,448	2,724
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (h)	189	183
Class M7, 1.3238% 10/25/36 (h)	965	1
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (h)	218	138
Series 2004-R10 Class M1, 1.1738% 11/25/34 (h)	912	406
Series 2004-R11 Class M1, 1.1338% 11/25/34 (h)	785	385
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (h)	$ 345	$ 263
Class M3, 1.0238% 4/25/34 (h)	226	86
Series 2005-R1 Class M1, 0.9238% 3/25/35 (h)	1,267	738
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (h)	1,149	788
Series 2005-R2 Class M1, 0.9238% 4/25/35 (h)	2,776	1,598
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (h)	243	122
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (h)	292	1
Series 2006-M2 Class M7, 1.3738% 9/25/36 (h)	930	1
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (h)	64	13
Series 2004-W11 Class M2, 1.1738% 11/25/34 (h)	754	280
Series 2004-W5 Class M1, 1.0738% 4/25/34 (h)	913	537
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (h)	799	252
Class M2, 1.0738% 5/25/34 (h)	698	377
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (h)	2,086	734
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (h)	1,751	22
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (h)	1,928	934
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (h)	328	146
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (h)	721	375
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (h)	3,588	1,555
Series 2004-HE3 Class M1, 1.0138% 6/25/34 (h)	318	126
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (h)	560	216
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (h)	554	7
Class M9, 2.6238% 11/25/36 (h)	1,479	8
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(h)	4,576	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (h)	4,616	4,150
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (h)	436	265
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (h)	865	538
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (h)	$ 147	$ 107
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (h)	1,302	591
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (h)	2,052	680
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (h)	678	519
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (h)	3,088	2,761
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (h)	1,033	889
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (h)	847	835
Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	2,937
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (h)	513	477
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (b)(h)	3,909	2,814
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (b)(h)	615	154
Class B, 1.22% 7/20/39 (b)(h)	355	50
Class C, 1.57% 7/20/39 (b)(h)	456	41
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (h)	1,534	74
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (h)	572	11
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (b)(h)	1,449	18
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (h)	251	7
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (h)	2,423	587
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (b)(h)	367	266
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (h)	713	643
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	459	229
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (b)(h)	513	348
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (h)	1,017	12
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (h)	1,029	40
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (b)(h)	1,759	1,732
Class B, 0.735% 7/15/12 (b)(h)	1,759	1,659
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (h)	656	558
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	2,825	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (h)	$ 70	$ 38
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (h)	257	138
Class M1, 0.9738% 6/25/34 (h)	889	585
Class M4, 1.4438% 4/25/34 (h)	215	102
Series 2004-4:
Class A, 0.8438% 8/25/34 (h)	56	27
Class M2, 1.0038% 6/25/34 (h)	790	523
Series 2005-1:
Class M1, 0.8938% 8/25/35 (h)	689	497
Class MV2, 0.9138% 7/25/35 (h)	1,901	1,326
Series 2005-3 Class MV1, 0.8938% 8/25/35 (h)	3,333	2,905
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (h)	638	527
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	205	187
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	3,601
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (h)	2,860	2,836
Series 2006-2 Class B1, 0.575% 1/17/12 (h)	3,909	3,504
Series 2007-1 Class B, 0.555% 8/15/12 (h)	3,909	3,055
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (h)	52	27
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (h)	391	97
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (h)	6,052	1,706
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (h)	31	16
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (h)	8,919	6,881
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (h)	656	601
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	236	234
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	2,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	2,047
Series 2007-A Class D, 7.05% 12/15/13 (b)	2,335	1,168
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (h)	2,722	1,905
Series 2006-4 Class B, 1.005% 6/15/13 (h)	1,039	524
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (h)	97	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Class M2, 1.2238% 2/25/34 (h)	$ 166	$ 106
Series 2004-A Class M1, 1.2988% 1/25/34 (h)	1,615	862
Series 2005-A:
Class M1, 0.9038% 1/25/35 (h)	140	129
Class M2, 0.9338% 1/25/35 (h)	2,360	863
Class M3, 0.9638% 1/25/35 (h)	1,275	545
Class M4, 1.1538% 1/25/35 (h)	489	239
Series 2006-A:
Class M4, 0.8738% 5/25/36 (h)	1,216	17
Class M5, 0.9738% 5/25/36 (h)	651	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(h)	3,167	2,133
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (b)(h)	483	299
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (h)	1,196	837
Class C, 0.7013% 9/17/12 (h)	930	605
Series 2007-1 Class C, 0.7313% 3/15/13 (h)	6,381	4,211
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	3,280	1,312
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (h)	837	408
Series 2003-FM1 Class M1, 1.7% 3/20/33 (h)	1,611	976
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	1,074	90
Class M1, 1.1238% 6/25/34 (h)	2,949	1,121
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (h)	548	293
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (h)	1,410	811
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (h)	772	251
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (h)	1,223	58
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (h)	21	10
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (h)	477	440
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (h)	580	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (b)(h)	887	399
Series 2006-3:
Class B, 0.8738% 9/25/46 (b)(h)	880	141
Class C, 1.0238% 9/25/46 (b)(h)	2,052	246
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (b)(h)	4,736	2,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (h)	$ 1	$ 0*
Series 2003-3 Class M1, 1.7638% 8/25/33 (h)	1,344	613
Series 2003-4 Class M1, 1.6738% 10/25/33 (h)	398	176
Series 2003-5:
Class A2, 1.1738% 12/25/33 (h)	44	13
Class M1, 1.5238% 12/25/33 (h)	460	277
Series 2003-7 Class A2, 1.2338% 3/25/34 (h)	2	0*
Series 2003-8 Class M1, 1.5538% 4/25/34 (h)	700	325
Series 2004-3 Class M2, 2.1738% 8/25/34 (h)	456	277
Series 2004-7 Class A3, 0.8638% 1/25/35 (h)	1	0*
Series 2005-1 Class M1, 0.9038% 5/25/35 (h)	1,753	1,567
Series 2005-3 Class M1, 0.8838% 8/25/35 (h)	1,199	1,071
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (h)	537	474
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (h)	4,907	3,388
Series 2006-7 Class M4, 0.8538% 1/25/37 (h)	1,542	7
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (h)	380	231
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (h)	3,025	2,686
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (h)	1,039	550
Class M2, 0.8494% 1/20/35 (h)	779	382
Series 2005-3 Class A1, 0.6194% 1/20/35 (h)	546	292
Series 2006-2:
Class M1, 0.74% 3/20/36 (h)	856	448
Class M2, 0.76% 3/20/36 (h)	1,416	695
Series 2006-3 Class A1V, 0.55% 3/20/36 (h)	935	892
Series 2007-2 Class A3V, 0.69% 7/21/36 (h)	755	334
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (h)	1,664	500
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (h)	1,671	710
Class MV1, 0.7038% 11/25/36 (h)	1,357	138
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (h)	1,491	1,158
Series 2006-A Class 2A1, 1.4963% 9/27/21 (h)	1,012	986
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (b)(h)	361	4
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (h)	2,853	1,284
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0038% 6/25/34 (h)	$ 836	$ 441
Class M2, 1.5538% 6/25/34 (h)	594	453
Series 2006-9 Class M4, 0.8438% 11/25/36 (h)	488	1
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (h)	604	22
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (h)	284	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (h)	1,055	44
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(h)	17,200	15,743
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (h)	801	514
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (h)	220	153
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (h)	3,497	2,479
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (h)	2,282	1,051
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (h)	59	34
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (h)	708	401
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (h)	547	317
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (h)	77	13
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (h)	1,385	666
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (h)	656	316
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (h)	593	202
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (h)	537	183
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (h)	686	331
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (h)	305	1
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (h)	712	673
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (h)	458	5
Class M6, 0.9238% 6/25/36 (h)	229	1
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (h)	152	123
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (h)	148	99
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (h)	80	64
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (h)	35	10
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (h)	138	113
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (h)	874	492
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (b)(h)	746	428
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (h)	46	8
Class M1, 1.5538% 8/25/32 (h)	85	39
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (h)	$ 548	$ 270
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (h)	458	6
Series 2007-2 Class A1, 0.5738% 4/25/37 (h)	1,169	888
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (h)	1,690	1,587
Series 2006-4 Class A1, 0.5038% 3/25/25 (h)	1,377	1,228
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (h)	1,572	879
Series 2005-4 Class M2, 0.9838% 9/25/35 (h)	1,918	286
Series 2005-D Class M2, 0.9438% 2/25/36 (h)	400	27
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	355	310
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (h)	1,306	7
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (h)	1,119	1,013
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (b)(h)	761	267
Series 2006-1A Class A, 1.87% 3/20/11 (b)(h)	1,581	632
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (h)	462	291
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (h)	253	225
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (h)	351	315
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (h)	374	215
Class M3, 1.7238% 9/25/34 (h)	716	161
Class M4, 1.9238% 9/25/34 (h)	919	97
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (h)	539	89
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (h)	1,564	1,144
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (h)	2,162	1,269
Class M3, 1.2138% 2/25/35 (h)	268	108
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (h)	1,037	592
Class M3, 1.0338% 1/25/35 (h)	643	254
Class M4, 1.3038% 1/25/35 (h)	1,984	306
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (h)	2,441	95
Class M9, 2.3538% 5/25/35 (h)	795	23
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (h)	$ 562	$ 537
Class M4, 0.8338% 9/25/36 (h)	2,293	14
Class M5, 0.8638% 9/25/36 (h)	1,143	5
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (b)(h)	4,884	2,100
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (h)	510	449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (h)	7	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (h)	2,541	1,208
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (b)(h)	1,444	1,083
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (h)	1,711	770
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (b)(h)	2,325	1,976
Class C, 0.835% 8/15/11 (b)(h)	1,060	795
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (h)	315	205
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (h)	123	49
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (h)	185	82
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (h)	4	0*
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (b)(h)	1,759	511
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (h)	4,877	3,695
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (h)	12,170	9,797
Class B, 0.7413% 9/15/11 (h)	5,287	2,115
Series 2007-AE1:
Class A, 0.555% 1/15/12 (h)	1,315	921
Class B, 0.755% 1/15/12 (h)	1,144	458
Class C, 1.055% 1/15/12 (h)	1,422	427
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (b)(h)	15,495	13,946
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.555% 6/15/12 (h)	3,863	2,782
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (h)	$ 39	$ 8
Series 2003-6HE Class A1, 0.9438% 11/25/33 (h)	49	16
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (b)(h)	3,805	3,618
Series 2006-2:
Class B, 0.605% 10/17/11 (h)	4,604	4,029
Class C, 0.805% 10/17/11 (h)	4,326	3,496
Series 2007-1 Class C, 0.8313% 6/15/12 (h)	4,932	3,174
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	49,097
Class E, 7.05% 5/20/14 (b)	6,660	1,931
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,193	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (h)	810	15
Class M7, 1.2738% 10/25/36 (h)	587	7
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (b)(h)	7,385	7,034
Series 2006-C2A Class C2, 0.955% 8/15/15 (b)(h)	9,412	4,089
Series 2006-C3A Class C3A, 0.835% 10/15/13 (b)(h)	6,587	5,316
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,370	3,911
Series 2007-C1 Class C1, 0.855% 5/15/14 (b)(h)	5,732	3,373
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (b)(k)	10	0*
Series 2006-2 Class A2, 0.5738% 7/25/36 (h)	1,442	1,303
Series 2007-2 Class A1, 0.5638% 4/25/37 (h)	929	766
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	24	24
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(h)	2,406	289
TOTAL ASSET-BACKED SECURITIES (Cost $353,383)		302,215
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 2.4%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(h)	900	675
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(h)	3,168	2,956
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2M, 1.4375% 2/17/52 (b)(h)	$ 2,154	$ 1,935
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(h)	2,022	858
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	1,775	266
Class C, 5.6985% 4/10/49 (h)	4,735	663
Class D, 5.6985% 4/10/49 (h)	2,370	308
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (h)	706	561
Series 2003-J Class 2A2, 5.2918% 11/25/33 (h)	3,248	2,636
Series 2003-K Class 1A1, 5.2035% 12/25/33 (h)	91	74
Series 2003-L Class 2A1, 5.3147% 1/25/34 (h)	1,152	895
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (h)	1,731	1,347
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (h)	2,192	1,787
Class 2A2, 5.1951% 2/25/34 (h)	1,709	1,393
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (h)	101	77
Class 2A2, 4.0864% 3/25/34 (h)	630	470
Series 2004-C Class 1A1, 5.971% 4/25/34 (h)	179	141
Series 2004-D Class 2A1, 3.6163% 5/25/34 (h)	1,295	998
Series 2004-F Class 2A6, 4.1429% 7/25/34 (h)	931	910
Series 2004-J Class 2A1, 4.7597% 11/25/34 (h)	778	606
Series 2004-L Class 2A1, 4.3695% 1/25/35 (h)	934	713
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (h)	1,276	919
Class 2A2, 4.8028% 9/25/35 (h)	1,433	462
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(j)	69,412	5,796
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (h)	1,947	1,327
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (h)	4,136	2,043
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (h)	767	425
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (h)	975	494
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (h)	2,999	2,249
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (h)	3,593	2,907
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (h)	$ 2,420	$ 1,959
Class A4, 4.399% 8/25/34 (h)	2,229	1,783
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (h)	139	132
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (h)	78	39
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (h)	170	80
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (h)	37	16
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (h)	623	297
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (h)	989	472
Class 5A2, 0.7938% 1/25/36 (h)	445	178
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (h)	155	69
Class 6M2, 0.9538% 6/25/35 (h)	1,983	484
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (h)	736	374
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (h)	233	115
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (h)	581	329
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (h)	22	13
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (h)	44	23
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (h)	212	106
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (h)	64	29
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (h)	40	24
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (h)	3,117	2,195
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (h)	4,618	2,399
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (h)	955	777
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	77	48
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (h)	3,212	2,473
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(h)	3,843	2,948
Class C2, 1.6125% 10/18/54 (b)(h)	1,288	644
Class M2, 1.3925% 10/18/54 (b)(h)	2,209	1,427
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(h)	$ 3,297	$ 1,541
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(h)	4,187	1,813
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (b)(h)	8,080	566
Series 2006-2 Class C1, 0.94% 12/20/54 (h)	7,196	720
Series 2006-3 Class C2, 0.97% 12/20/54 (h)	1,511	93
Series 2006-4:
Class B1, 0.56% 12/20/54 (h)	4,042	808
Class C1, 0.85% 12/20/54 (h)	2,472	173
Class M1, 0.64% 12/20/54 (h)	1,064	160
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (h)	2,497	250
Class 1M1, 0.62% 12/20/54 (h)	1,624	244
Class 2C1, 0.9% 12/20/54 (h)	1,140	114
Class 2M1, 0.72% 12/20/54 (h)	2,086	334
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (h)	2,890	289
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (h)	579	145
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (h)	418	279
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (h)	823	566
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (h)	572	257
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(h)	819	573
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (h)	2,629	1,498
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (h)	210	119
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (h)	353	209
Series 2005-1:
Class M4, 1.2238% 4/25/35 (h)	42	7
Class M5, 1.2438% 4/25/35 (h)	42	5
Class M6, 1.2938% 4/25/35 (h)	67	10
Series 2005-3 Class A1, 0.7138% 8/25/35 (h)	835	424
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (h)	261	9
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (h)	226	18
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (h)	$ 2,768	$ 1,651
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (h)	1,899	1,561
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (h)	5,063	4,171
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (h)	3,696	3,172
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(h)	667	341
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (h)	100	62
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (h)	1,918	927
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (h)	2,414	1,014
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (b)(h)	280	154
Class C, 0.645% 6/15/22 (b)(h)	1,712	856
Class D, 0.655% 6/15/22 (b)(h)	659	296
Class E, 0.665% 6/15/22 (b)(h)	1,054	421
Class F, 0.695% 6/15/22 (b)(h)	1,900	665
Class G, 0.765% 6/15/22 (b)(h)	395	118
Class H, 0.785% 6/15/22 (b)(h)	791	198
Class J, 0.825% 6/15/22 (b)(h)	923	185
Class TM, 0.955% 6/15/22 (b)(h)	8,932	5,493
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (h)	299	174
Series 2003-B Class A1, 0.8138% 4/25/28 (h)	318	186
Series 2003-D Class A, 0.7838% 8/25/28 (h)	270	173
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	450	269
Series 2003-F Class A2, 3.805% 10/25/28 (h)	361	217
Series 2004-A Class A2, 3.715% 4/25/29 (h)	416	257
Series 2004-B Class A2, 2.8388% 6/25/29 (h)	317	188
Series 2004-C Class A2, 2.15% 7/25/29 (h)	367	218
Series 2004-D Class A2, 3.4625% 9/25/29 (h)	312	185
Series 2004-E:
Class A2B, 3.825% 11/25/29 (h)	738	471
Class A2D, 4.015% 11/25/29 (h)	107	63
Series 2004-G Class A2, 3.48% 11/25/29 (h)	357	215
Series 2005-A Class A2, 3.3525% 2/25/30 (h)	345	208
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	1,054	657
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (h)	$ 2,191	$ 10
Series 2004-A4 Class A1, 4.2286% 8/25/34 (h)	3,380	2,585
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (h)	2,095	1,648
Class A7, 4.4861% 2/25/35 (h)	3,021	1,954
Series 2006-A6 Class A4, 5.3897% 10/25/33 (h)	2,724	2,220
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (h)	380	247
Class A2, 0.9238% 12/25/34 (h)	514	357
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (h)	433	287
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (h)	4,378	2,142
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (h)	3,286	155
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (h)	2,759	1,868
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (h)	702	519
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (h)	7,220	5,756
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7988% 7/10/35 (b)(h)	1,834	892
Class B6, 3.2988% 7/10/35 (b)(h)	3,657	1,620
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (b)(h)	1,414	756
Class B4, 2.0988% 6/10/35 (b)(h)	2,823	1,455
Class B5, 2.6988% 6/10/35 (b)(h)	1,927	960
Class B6, 3.1988% 6/10/35 (b)(h)	1,143	561
Series 2004-A:
Class B4, 1.6488% 2/10/36 (b)(h)	1,078	373
Class B5, 2.1488% 2/10/36 (b)(h)	718	230
Series 2004-B:
Class B4, 1.5488% 2/10/36 (b)(h)	467	129
Class B5, 1.9988% 2/10/36 (b)(h)	362	90
Class B6, 2.4488% 2/10/36 (b)(h)	126	26
Series 2004-C:
Class B4, 1.3988% 9/10/36 (b)(h)	601	176
Class B5, 1.7988% 9/10/36 (b)(h)	674	181
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B6, 2.1988% 9/10/36 (b)(h)	$ 149	$ 33
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (h)	2,323	1,791
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	329	291
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (h)	336	247
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (h)	1,832	1,488
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (b)(h)	369	277
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (b)(h)	83	81
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (h)	604	368
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	216	138
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	312	193
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	942	579
Series 2004-3 Class A, 3.885% 5/20/34 (h)	296	181
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	1,130	703
Series 2004-5 Class A3, 2.9113% 6/20/34 (h)	443	271
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (h)	340	218
Class A3B, 2.3038% 7/20/34 (h)	65	40
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	343	205
Class A3B, 2.1388% 7/20/34 (h)	42	25
Series 2004-8 Class A2, 2.15% 9/20/34 (h)	851	551
Series 2005-1 Class A2, 1.8388% 2/20/35 (h)	571	354
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	713	429
Series 2005-3 Class A1, 0.67% 5/20/35 (h)	346	186
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (h)	707	9
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (b)(h)	127	54
Series 2003-15A Class 4A, 5.4533% 4/25/33 (h)	1,674	1,357
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,086	931
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (h)	$ 4,401	$ 2,244
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (h)	204	195
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (h)	83	80
Series 2003-AR10 Class A7, 4.669% 10/25/33 (h)	8,193	5,144
Series 2003-AR8 Class A, 4.2743% 8/25/33 (h)	1,679	1,352
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (h)	2,555	2,530
Series 2005-AR14 Class 1A1, 5.0454% 12/25/35 (h)	12,190	9,863
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (h)	4,820	3,878
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (h)	12,381	9,863
Series 2004-V Class 1A2, 4.0139% 10/25/34 (h)	5,278	4,217
Series 2004-W:
Class A1, 4.5429% 11/25/34 (h)	1,600	1,277
Class A9, 4.5429% 11/25/34 (h)	3,709	2,333
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (h)	1,346	1,050
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (h)	6,141	4,691
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (h)	3,871	2,979
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (h)	44,967	32,164
TOTAL PRIVATE SPONSOR		214,371
U.S. Government Agency - 1.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	22,448
Series 3258 Class PM, 5.5% 12/15/36	78,537	81,460
TOTAL U.S. GOVERNMENT AGENCY		103,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,111)		318,279
Commercial Mortgage Securities - 2.2%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (b)(h)	828	373
Class G, 0.9913% 3/15/22 (b)(h)	537	204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (b)(h)	$ 2,131	$ 959
Class G, 0.785% 10/15/19 (b)(h)	1,451	508
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (b)(h)	142	81
Series 2004-1:
Class A, 0.8338% 4/25/34 (b)(h)	1,849	1,387
Class B, 2.3738% 4/25/34 (b)(h)	206	77
Class M1, 1.0338% 4/25/34 (b)(h)	167	104
Class M2, 1.6738% 4/25/34 (b)(h)	150	79
Series 2004-2:
Class A, 0.9038% 8/25/34 (b)(h)	1,396	1,117
Class M1, 1.0538% 8/25/34 (b)(h)	318	198
Series 2004-3:
Class A1, 0.8438% 1/25/35 (b)(h)	2,816	2,042
Class A2, 0.8938% 1/25/35 (b)(h)	405	284
Class M1, 0.9738% 1/25/35 (b)(h)	487	317
Class M2, 1.4738% 1/25/35 (b)(h)	315	173
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (b)(h)	2,062	1,443
Class M1, 0.9038% 8/25/35 (b)(h)	153	61
Class M2, 0.9538% 8/25/35 (b)(h)	252	101
Class M3, 0.9738% 8/25/35 (b)(h)	140	49
Class M4, 1.0838% 8/25/35 (b)(h)	128	38
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (b)(h)	1,124	730
Class A2, 0.8738% 11/25/35 (b)(h)	729	474
Class M1, 0.9138% 11/25/35 (b)(h)	133	51
Class M2, 0.9638% 11/25/35 (b)(h)	169	64
Class M3, 0.9838% 11/25/35 (b)(h)	151	53
Class M4, 1.0738% 11/25/35 (b)(h)	188	66
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (b)(h)	2,642	1,519
Class B1, 1.8738% 1/25/36 (b)(h)	228	80
Class M1, 0.9238% 1/25/36 (b)(h)	852	490
Class M2, 0.9438% 1/25/36 (b)(h)	256	141
Class M3, 0.9738% 1/25/36 (b)(h)	373	187
Class M4, 1.0838% 1/25/36 (b)(h)	207	98
Class M5, 1.1238% 1/25/36 (b)(h)	207	93
Class M6, 1.1738% 1/25/36 (b)(h)	219	92
Series 2006-1:
Class A2, 0.8338% 4/25/36 (b)(h)	411	270
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M1, 0.8538% 4/25/36 (b)(h)	$ 147	$ 74
Class M2, 0.8738% 4/25/36 (b)(h)	155	70
Class M3, 0.8938% 4/25/36 (b)(h)	134	56
Class M4, 0.9938% 4/25/36 (b)(h)	76	41
Class M5, 1.0338% 4/25/36 (b)(h)	74	28
Class M6, 1.1138% 4/25/36 (b)(h)	147	76
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (b)(h)	4,034	3,227
Class A2, 0.7538% 7/25/36 (b)(h)	364	291
Class B1, 1.3438% 7/25/36 (b)(h)	136	27
Class B3, 3.1738% 7/25/36 (b)(h)	206	41
Class M1, 0.7838% 7/25/36 (b)(h)	382	191
Class M2, 0.8038% 7/25/36 (b)(h)	270	129
Class M3, 0.8238% 7/25/36 (b)(h)	224	101
Class M4, 0.8938% 7/25/36 (b)(h)	151	60
Class M5, 0.9438% 7/25/36 (b)(h)	186	65
Class M6, 1.0138% 7/25/36 (b)(h)	277	97
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (b)(h)	236	73
Class B2, 1.8238% 10/25/36 (b)(h)	170	50
Class B3, 3.0738% 10/25/36 (b)(h)	277	62
Class M4, 0.9038% 10/25/36 (b)(h)	261	114
Class M5, 0.9538% 10/25/36 (b)(h)	312	125
Class M6, 1.0338% 10/25/36 (b)(h)	612	229
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (b)(h)	1,126	766
Class A2, 0.7438% 12/25/36 (b)(h)	5,074	3,521
Class B1, 1.1738% 12/25/36 (b)(h)	177	35
Class B2, 1.7238% 12/25/36 (b)(h)	183	84
Class B3, 2.9238% 12/25/36 (b)(h)	308	136
Class M1, 0.7638% 12/25/36 (b)(h)	367	235
Class M2, 0.7838% 12/25/36 (b)(h)	247	155
Class M3, 0.8138% 12/25/36 (b)(h)	250	105
Class M4, 0.8738% 12/25/36 (b)(h)	299	120
Class M5, 0.9138% 12/25/36 (b)(h)	274	110
Class M6, 0.9938% 12/25/36 (b)(h)	247	137
Series 2007-1:
Class A2, 0.7438% 3/25/37 (b)(h)	954	549
Class B1, 1.1438% 3/25/37 (b)(h)	312	109
Class B2, 1.6238% 3/25/37 (b)(h)	225	72
Class B3, 3.8238% 3/25/37 (b)(h)	608	178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 0.7438% 3/25/37 (b)(h)	$ 272	$ 148
Class M2, 0.7638% 3/25/37 (b)(h)	204	106
Class M3, 0.7938% 3/25/37 (b)(h)	182	91
Class M4, 0.8438% 3/25/37 (b)(h)	151	73
Class M5, 0.8938% 3/25/37 (b)(h)	227	102
Class M6, 0.9738% 3/25/37 (b)(h)	317	127
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (b)(h)	3,020	1,827
Class A2, 0.7938% 7/25/37 (b)(h)	2,829	1,747
Class B1, 2.0738% 7/25/37 (b)(h)	850	270
Class B2, 2.7238% 7/25/37 (b)(h)	739	229
Class B3, 3.8238% 7/25/37 (b)(h)	830	249
Class M1, 0.8438% 7/25/37 (b)(h)	966	524
Class M2, 0.8838% 7/25/37 (b)(h)	505	261
Class M3, 0.9638% 7/25/37 (b)(h)	511	252
Class M4, 1.1238% 7/25/37 (b)(h)	1,059	442
Class M5, 1.2238% 7/25/37 (b)(h)	934	367
Class M6, 1.4738% 7/25/37 (b)(h)	1,190	437
Series 2007-3:
Class A2, 0.7638% 7/25/37 (b)(h)	1,403	1,042
Class B1, 1.4238% 7/25/37 (b)(h)	752	358
Class B2, 2.0738% 7/25/37 (b)(h)	1,939	923
Class B3, 4.4738% 7/25/37 (b)(h)	1,012	465
Class M1, 0.7838% 7/25/37 (b)(h)	657	382
Class M2, 0.8138% 7/25/37 (b)(h)	702	394
Class M3, 0.8438% 7/25/37 (b)(h)	1,128	595
Class M4, 0.9738% 7/25/37 (b)(h)	1,778	930
Class M5, 1.0738% 7/25/37 (b)(h)	903	464
Class M6, 1.2738% 7/25/37 (b)(h)	686	348
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (b)(h)	310	98
Class B2, 3.9238% 9/25/37 (b)(h)	1,101	322
Class M1, 1.4238% 9/25/37 (b)(h)	297	148
Class M2, 1.5238% 9/25/37 (b)(h)	297	133
Class M4, 2.0738% 9/25/37 (b)(h)	741	296
Class M5, 2.2238% 9/25/37 (b)(h)	741	278
Class M6, 2.4238% 9/25/37 (b)(h)	742	260
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (b)(h)	1,083	618
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 1.1113% 3/15/19 (b)(h)	$ 728	$ 328
Class J, 1.3113% 3/15/19 (b)(h)	547	219
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (b)(h)	561	348
Class E, 0.755% 3/15/22 (b)(h)	2,913	1,708
Class F, 0.805% 3/15/22 (b)(h)	1,786	1,001
Class G, 0.855% 3/15/22 (b)(h)	459	250
Class H, 1.005% 3/15/22 (b)(h)	561	252
Class J, 1.155% 3/15/22 (b)(h)	561	224
sequential payer Series 2007 PW17 Class A4, 5.694% 6/11/50	23,863	15,555
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (b)(h)	1,472	639
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	4,806
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (b)(h)	597	185
Class H, 0.825% 11/15/36 (b)(h)	478	143
Series 2007-FL3A Class A2, 0.595% 4/15/22 (b)(h)	8,398	3,779
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (b)(h)	1,277	604
Class E, 0.825% 4/15/17 (b)(h)	407	190
Class F, 0.865% 4/15/17 (b)(h)	231	102
Class G, 1.005% 4/15/17 (b)(h)	231	100
Class H, 1.075% 4/15/17 (b)(h)	231	94
Class J, 1.305% 4/15/17 (b)(h)	177	80
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (b)(h)	523	175
Class G, 0.9613% 11/15/17 (b)(h)	362	113
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (b)(h)(j)	136,665	2,267
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (b)(h)	2,507	752
0.7313% 2/15/22 (b)(h)	895	224
Class F, 0.7813% 2/15/22 (b)(h)	1,790	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	$ 6,458	$ 6,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6604% 12/10/41 (h)(j)	12,668	151
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (h)	18,000	12,535
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (b)(h)	1,122	640
Series 2007-EOP:
Class D, 0.815% 3/6/20 (b)(h)	9,955	6,371
Class H, 1.095% 3/6/20 (b)(h)	960	576
Class J, 1.295% 3/6/20 (b)(h)	1,375	784
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	17,870	11,765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (b)(h)	310	146
Class E, 0.7413% 11/15/18 (b)(h)	440	198
Class F, 0.7913% 11/15/18 (b)(h)	660	290
Class G, 0.8213% 11/15/18 (b)(h)	573	241
Class H, 0.9613% 11/15/18 (b)(h)	440	176
sequential payer Series 2007-CB20 Class A4, 5.794% 2/12/51	11,600	6,822
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,080	6,771
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (b)(h)	1,537	632
Class G, 0.815% 9/15/21 (b)(h)	3,036	1,111
Class H, 0.855% 9/15/21 (b)(h)	783	271
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/12/50	2,790	757
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (b)(h)	1,106	111
Series 2007-XCLA Class A1, 0.662% 7/17/17 (b)(h)	3,684	2,026
Series 2007-XLCA Class B, 0.9613% 7/17/17 (b)(h)	2,097	189
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (b)(h)	897	224
Class E, 0.712% 10/15/20 (b)(h)	1,122	224
Class F, 0.762% 10/15/20 (b)(h)	673	121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.802% 10/15/20 (b)(h)	$ 832	$ 125
Class H, 0.892% 10/15/20 (b)(h)	524	52
Class J, 1.042% 10/15/20 (b)(h)	598	48
Class MHRO, 1.152% 10/15/20 (b)(h)	243	27
Class MJPM, 1.462% 10/15/20 (b)(h)	82	7
Class MSTR, 1.162% 10/15/20 (b)(h)	150	21
Class NHRO, 1.352% 10/15/20 (b)(h)	355	32
Class NSTR, 1.312% 10/15/20 (b)(h)	140	15
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	7,620	5,059
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	17,270	11,215
Series 2007-IQ16 Class A4, 5.809% 12/12/49	23,610	14,588
Series 2007-T27 Class A4, 5.804% 6/11/42	8,517	5,296
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (b)(h)	2,862	229
Class D, 1.1613% 7/17/17 (b)(h)	1,347	94
Class E, 1.2613% 7/17/17 (b)(h)	1,094	66
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (b)(h)	236	194
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (b)(h)	1,716	944
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (b)(h)	1,873	768
Class F, 0.795% 8/11/18 (b)(h)	2,525	757
Class G, 0.815% 8/11/18 (b)(h)	2,392	598
Class J, 0.9331% 8/11/18 (b)(h)	532	191
Class X1A, 0.0239% 9/15/21 (b)(h)(j)	3,806	0*
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (b)(h)	126	31
Class AP2, 1.255% 6/15/20 (b)(h)	206	41
Class F, 0.935% 6/15/20 (b)(h)	3,993	1,278
Class LXR2, 1.255% 6/15/20 (b)(h)	2,722	408
sequential payer Series 2007-C32 Class A3, 5.7407% 6/15/49 (h)	29,290	15,297
Series 2007-C31 Class C, 5.6924% 4/15/47 (h)	8,950	1,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $248,855)		193,456
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento:
5.2% 5/21/13	$ 875	$ 770
6.875% 3/15/12	880	843
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,743)		1,613
Fixed-Income Funds - 29.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	2,086,859	148,021
Fidelity Commercial Mortgage-Backed Securities Central Fund (i)	7,974,388	542,258
Fidelity Corporate Bond 1-5 Year Central Fund (i)	2,670,805	245,687
Fidelity Mortgage Backed Securities Central Fund (i)	14,810,519	1,480,608
Fidelity Specialized High Income Central Fund (i)	2,535,452	197,055
TOTAL FIXED-INCOME FUNDS (Cost $2,995,168)		2,613,629
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $12,535)	$ 12,535	7,846
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $59,251)	$ 59,252	59,251
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $9,936,827)		8,998,191
NET OTHER ASSETS - (2.9)%		(255,061)
NET ASSETS - 100%		$ 8,743,130
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (f)

	Nov. 2034	$ 2,971	$ (2,752)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	957	(514)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	2,971	(2,496)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (f)	Oct. 2036	2,274	(2,195)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	868	(798)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	233
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	1,342
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 2,997
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	291
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	9,200	(8,878)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	25,000	(24,125)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	18,700	(18,046)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	5,600	(5,404)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	10,200	(9,843)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	16,700	(16,116)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34 (Rating-Ba1) (f)

	Oct. 2034	$ 9,300	$ (8,312)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (f)	Feb. 2035	3,200	(3,018)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	717	(422)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (f)	June 2035	3,200	(3,034)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	889	(527)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	262	(213)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	95	(6)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)

	Feb. 2034	$ 4	$ (3)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (f)	August 2035	4,750	(4,460)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	11,200	(375)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2) (f)	March 2013	13,500	(5,659)
TOTAL CREDIT DEFAULT SWAPS		182,798	(112,333)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	10,728
		$ 282,798	$ (101,605)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,081,000 or 6.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to$144,388,000, of which $104,161 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Non-income producing.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$59,251,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 23,232
UBS Securities LLC	36,019
$ 59,251
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,002
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,444
Fidelity Corporate Bond 1-5 Year Central Fund	8,948
Fidelity Mortgage Backed Securities Central Fund	49,230
Fidelity Specialized High Income Central Fund	7,568
Fidelity Ultra-Short Central Fund	5,737
Total	$ 95,929
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 99,991	$ 148,021	18.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	105,088	542,258	23.2%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	190,295	245,687	69.1%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	49,233	600,266	1,480,608	20.2%
Fidelity Specialized High Income Central Fund	195,170	32,861	-	197,055	51.0%
Fidelity Ultra-Short Central Fund	806,565	-	678,853*	-	0.0%
Total	$ 4,532,847	$ 115,488	$ 1,674,493	$ 2,613,629
*Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,998,191	$ 2,613,629	$ 6,327,387	$ 57,175
Other Financial Instruments*	$ (101,239)	$ -	$ (4,326)	$ (96,913)
*Other financial instruments include Forward Commitments, and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	629	-*
Total Unrealized Gain (Loss)	4,094	19,571
Cost of Purchases	59,042	-
Proceeds of Sales	(2,826)	-
Amortization/Accretion	(11,310)	-
Transfer in/out of Level 3	6,832	(78,329)
Ending Balance	$ 57,175	$ (96,913)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(25,184,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At August 31, 2008, the fund had a capital loss carryforward of approximately $123,382,000 of which $107,051,000 and $16,331,000 will expire on August 31, 2014 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $92,508,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $59,251) - See accompanying schedule: Unaffiliated issuers (cost $6,941,659)	$ 6,384,562
Fidelity Central Funds (cost $2,995,168)	2,613,629
Total Investments (cost $9,936,827)		$ 8,998,191
Commitment to sell securities on a delayed delivery basis	(209,067)
Receivable for securities sold on a delayed delivery basis	209,433	366
Receivable for investments sold, regular delivery		137,473
Receivable for swap agreements		148
Receivable for fund shares sold		10,300
Interest receivable		55,790
Distributions receivable from Fidelity Central Funds		13,532
Unrealized appreciation on swaps agreements		15,591
Other receivables		69
Total assets		9,231,460

Liabilities
Payable to custodian bank	$ 23
Payable for investments purchased Regular delivery	118,543
Delayed delivery	197,787
Payable for swap agreements	32,536
Payable for fund shares redeemed	17,414
Distributions payable	1,193
Unrealized depreciation on swap agreements	117,196
Accrued management fee	2,362
Distribution fees payable	56
Other affiliated payables	969
Other payables and accrued expenses	251
Total liabilities		488,330

Net Assets		$ 8,743,130
Net Assets consist of:
Paid in capital		$ 10,399,036
Distributions in excess of net investment income		(23,566)
Accumulated undistributed net realized gain (loss) on investments		(607,454)
Net unrealized appreciation (depreciation) on investments		(1,024,886)
Net Assets		$ 8,743,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($118,496 ÷ 18,805 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class T: Net Asset Value and redemption price per share ($43,967 ÷ 6,974 shares)	$ 6.30

Maximum offering price per share (100/96.00 of $6.30)	$ 6.56
Class B: Net Asset Value and offering price per share ($9,777 ÷ 1,550 shares)A	$ 6.31

Class C: Net Asset Value and offering price per share ($18,940 ÷ 3,002 shares)A	$ 6.31

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($8,528,345 ÷ 1,352,616 shares)	$ 6.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,605 ÷ 3,740 shares)	$ 6.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Dividends		$ 486
Interest		117,621
Income from Fidelity Central Funds		95,929
Total income		214,036

Expenses
Management fee	$ 14,362
Transfer agent fees	4,579
Distribution fees	284
Fund wide operations fee	1,333
Independent trustees' compensation	17
Miscellaneous	209
Total expenses before reductions	20,784
Expense reductions	(38)	20,746
Net investment income		193,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,864)
Fidelity Central Funds	(369,587)
Swap agreements	(31,097)
Total net realized gain (loss)		(445,548)
Change in net unrealized appreciation (depreciation) on: Investment securities	(361,689)
Swap agreements	33,130
Delayed delivery commitments	2,681
Total change in net unrealized appreciation (depreciation)		(325,878)
Net gain (loss)		(771,426)
Net increase (decrease) in net assets resulting from operations		$ (578,136)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,290	$ 545,862
Net realized gain (loss)	(445,548)	(26,541)
Change in net unrealized appreciation (depreciation)	(325,878)	(414,694)
Net increase (decrease) in net assets resulting from operations	(578,136)	104,627
Distributions to shareholders from net investment income	(250,069)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(250,069)	(528,030)
Share transactions - net increase (decrease)	(431,495)	(1,526,467)
Total increase (decrease) in net assets	(1,259,700)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including distributions in excess of net investment income of $23,566 and undistributed net investment income of $33,213, respectively)	$ 8,743,130	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.127	.331	.353	.118	.298	.237	.224
Net realized and unrealized gain (loss)	(.547)	(.303)	(.161)	.092	(.206)	.131	(.095)
Total from investment operations	(.420)	.028	.192	.210	.092	.368	.129
Distributions from net investment income	(.170)	(.311)	(.352)	(.100)	(.282)	(.238)	(.229)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.170)	(.318)	(.362)	(.100)	(.352)	(.338)	(.359)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C, D	(6.10)%	.36%	2.61%	2.92%	1.23%	5.03%	1.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of fee waivers, if any	.80% A	.80%	.75%	.71% A	.71%	.83%	.83%
Expenses net of all reductions	.80% A	.80%	.74%	.71% A	.71%	.83%	.83%
Net investment income	4.01% A	4.67%	4.83%	4.86% A	4.04%	3.17%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 79	$ 79	$ 46	$ 37	$ 31	$ 22
Portfolio turnover rate G	129% A, I	231%	181% K	206%A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.128	.332	.350	.116	.290	.230	.214
Net realized and unrealized gain (loss)	(.549)	(.303)	(.163)	.091	(.216)	.141	(.094)
Total from investment operations	(.421)	.029	.187	.207	.074	.371	.120
Distributions from net investment income	(.169)	(.312)	(.347)	(.097)	(.274)	(.231)	(.220)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.169)	(.319)	(.357)	(.097)	(.344)	(.331)	(.350)
Net asset value, end of period	$ 6.30	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.11)%	.36%	2.54%	2.89%	.98%	5.07%	1.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.80%	.80%	.82% A	.83%	.93%	.96%
Expenses net of fee waivers, if any	.83% A	.80%	.80%	.82% A	.83%	.93%	.95%
Expenses net of all reductions	.83% A	.79%	.79%	.81% A	.83%	.93%	.95%
Net investment income	3.99% A	4.67%	4.77%	4.76% A	3.92%	3.07%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 53	$ 68	$ 59	$ 57	$ 48	$ 30
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the fourth month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.105	.281	.299	.099	.239	.180	.166
Net realized and unrealized gain (loss)	(.538)	(.313)	(.164)	.102	(.216)	.140	(.095)
Total from investment operations	(.433)	(.032)	.135	.201	.023	.320	.071
Distributions from net investment income	(.147)	(.261)	(.295)	(.081)	(.223)	(.180)	(.171)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.147)	(.268)	(.305)	(.081)	(.293)	(.280)	(.301)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.29)%	(.49)%	1.83%	2.79%	.28%	4.37%	.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.64%	1.63%
Expenses net of fee waivers, if any	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.60%	1.60%
Expenses net of all reductions	1.52% A	1.50%	1.50%	1.50% A	1.51%	1.59%	1.60%
Net investment income	3.29% A	3.96%	4.07%	4.07% A	3.24%	2.40%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 10	$ 9	$ 9	$ 9	$ 9
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 L

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income E	.103	.278	.294	.097	.233	.176	.161
Net realized and unrealized gain (loss)	(.549)	(.304)	(.163)	.102	(.216)	.140	(.095)
Total from investment operations	(.446)	(.026)	.131	.199	.017	.316	.066
Distributions from net investment income	(.144)	(.257)	(.291)	(.079)	(.217)	(.176)	(.166)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.144)	(.264)	(.301)	(.079)	(.287)	(.276)	(.296)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Total Return B, C, D	(6.46)%	(.40)%	1.77%	2.76%	.20%	4.30%	.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.67%	1.66%
Expenses net of fee waivers, if any	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Expenses net of all reductions	1.59% A	1.55%	1.55%	1.58% A	1.60%	1.66%	1.66%
Net investment income	3.22% A	3.91%	4.02%	3.99% A	3.15%	2.34%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 14	$ 17	$ 10	$ 9	$ 7	$ 7
Portfolio turnover rate G	129% A, I	231%	181% K	206% A,I	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. L For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Investment Grade Bond

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Income from Investment Operations
Net investment income D	.139	.356	.376	.124	.317	.254	.240
Net realized and unrealized gain (loss)	(.539)	(.313)	(.153)	.092	(.206)	.130	(.095)
Total from investment operations	(.400)	.043	.223	.216	.111	.384	.145
Distributions from net investment income	(.180)	(.336)	(.373)	(.106)	(.301)	(.254)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.180)	(.343)	(.383)	(.106)	(.371)	(.354)	(.375)
Net asset value, end of period	$ 6.31	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Total Return B, C	(5.79)%	.57%	3.05%	3.01%	1.48%	5.26%	1.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.46%	.61%	.63%
Expenses net of all reductions	.46% A	.44%	.44%	.45% A	.46%	.61%	.63%
Net investment income	4.35% A	5.02%	5.13%	5.12% A	4.29%	3.39%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 8,528	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721	$ 5,735
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 K

2006 I

2005 I

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Income from Investment Operations
Net investment income D	.138	.353	.374	.124	.313	.254	.233
Net realized and unrealized gain (loss)	(.550)	(.303)	(.163)	.091	(.205)	.129	(.078)
Total from investment operations	(.412)	.050	.211	.215	.108	.383	.155
Distributions from net investment income	(.178)	(.333)	(.371)	(.105)	(.298)	(.253)	(.245)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)	(.130)
Total distributions	(.178)	(.340)	(.381)	(.105)	(.368)	(.353)	(.375)
Net asset value, end of period	$ 6.31	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Total Return B, C	(5.96)%	.66%	2.88%	2.99%	1.44%	5.24%	2.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of fee waivers, if any	.52% A	.50%	.48%	.49% A	.50%	.59%	.64%
Expenses net of all reductions	.52% A	.49%	.47%	.49% A	.50%	.59%	.64%
Net investment income	4.29% A	4.97%	5.10%	5.07% A	4.25%	3.40%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,605	$ 33,808	$ 41,276	$ 29,386	$ 25,776	$ 16,084	$ 2,840
Portfolio turnover rate F	129% A, H	231%	181% J	206% A,H	145%	227%	238%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the period ended April 30. J Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity. K For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,592
Unrealized depreciation	(1,030,108)
Net unrealized appreciation (depreciation)	$ (930,516)
Cost for federal income tax purposes	$ 9,928,707

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $142,558,000 representing 1.6% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $975,635 and $2,316,570, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 116	$ 8
Class T	0%	.25%	57	2
Class B	.65%	.25%	40	29
Class C	.75%	.25%	71	11
			$ 284	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	11
Class C*	1
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 86.19
Class T	49.22
Class B	11.25
Class C	15.22
Investment Grade Bond	4,396.10
Institutional Class	22.17
	$ 4,579

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $405,891 in return for its 6,492 of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 37

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 2,495	$ 3,742
Class T	1,196	2,716
Class B	201	358
Class C	315	556
Investment Grade Bond	245,137	507,696
Institutional Class	725	1,805
Total	$ 250,069	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	5,251	6,217	$ 33,666	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	306	515	1,943	3,652
Shares redeemed	(3,734)	(6,144)	(24,124)	(43,427)
Net increase (decrease)	7,275	588	$ 45,235	$ 4,603
Class T
Shares sold	1,283	3,480	$ 8,252	$ 24,742
Reinvestment of distributions	181	382	1,152	2,711
Shares redeemed	(2,158)	(5,613)	(14,006)	(39,832)
Net increase (decrease)	(694)	(1,751)	$ (4,602)	$ (12,379)
Class B
Shares sold	487	446	$ 3,137	$ 3,206
Reinvestment of distributions	25	39	157	280
Shares redeemed	(281)	(537)	(1,811)	(3,818)
Net increase (decrease)	231	(52)	$ 1,483	$ (332)
Class C
Shares sold	1,391	846	$ 8,894	$ 6,043
Reinvestment of distributions	37	53	236	379
Shares redeemed	(424)	(1,238)	(2,735)	(8,831)
Net increase (decrease)	1,004	(339)	$ 6,395	$ (2,409)
Investment Grade Bond
Shares sold	184,785	235,999	$ 1,186,619	$ 1,676,819
Reinvestment of distributions	37,468	71,069	238,478	504,629
Shares redeemed	(293,639)	(516,730)	(1,897,724)	(3,691,519)
Net increase (decrease)	(71,386)	(209,662)	$ (472,627)	$ (1,510,071)
Institutional Class
Shares sold	801	2,395	$ 5,170	$ 16,310
Reinvestment of distributions	97	212	616	1,503
Shares redeemed	(2,059)	(3,445)	(13,165)	(23,692)
Net increase (decrease)	(1,161)	(838)	$ (7,379)	$ (5,879)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into

Semiannual Report

11. Other - continued

contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 10% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Subsequent to period end, the Fidelity Freedom Funds sold all their shares of the Fund.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-USAN-0409
1.784860.105

Fidelity®
Series Investment Grade Bond
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 8, 2008 to February 28, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 28, 2009	Expenses Paid During Period
Actual	.45%	$ 1,000.00	$ 1,053.10	$ 1.82A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 144/365 (to reflect the period October 8, 2008 to February 28, 2009).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations 76.1%
AAA 7.3%
AA 1.3%
A 5.6%
BBB 9.0%
Not Rated 0.2%
Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2009

Years	6.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009

Years	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009 *
Corporate Bonds 16.8%
U.S. Government and U.S. Government Agency Obligations 76.1%
Asset-Backed Securities 2.8%
CMOs and Other Mortgage Related Securities 3.8%
Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	1.8%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 0.5%
President and Fellows of Harvard College 6.5% 1/15/39 (a)	$ 4,062,000	$ 4,519,016
Trustees of Princeton Univ 5.7% 3/1/39	8,900,000	8,699,928
		13,218,944
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	6,000,000	5,214,018
5.875% 1/15/36	2,000,000	1,380,990
		6,595,008
Media - 2.1%
Comcast Corp. 6.45% 3/15/37	18,770,000	16,117,273
COX Communications, Inc. 6.25% 6/1/18 (a)	6,500,000	5,711,739
News America, Inc.:
6.15% 3/1/37	3,000,000	2,334,402
6.2% 12/15/34	6,115,000	4,646,733
6.9% 3/1/19 (a)	2,500,000	2,366,995
Time Warner Cable, Inc. 6.75% 7/1/18	18,000,000	17,065,332
Time Warner, Inc. 6.5% 11/15/36	8,223,000	7,036,364
		55,278,838
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	4,846,000	5,084,258
TOTAL CONSUMER DISCRETIONARY		80,177,048
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (a)	2,000,000	1,939,114
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,272,074
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,000,000	2,548,095
PepsiCo, Inc. 7.9% 11/1/18	1,100,000	1,321,890
		8,081,173
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (a)	1,675,000	1,562,591
General Mills, Inc. 5.65% 2/15/19	3,070,000	3,067,433
Kraft Foods, Inc.:
6.25% 6/1/12	3,425,000	3,623,403
6.75% 2/19/14	881,000	940,381
		9,193,808
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
9.7% 11/10/18	$ 1,100,000	$ 1,151,698
9.95% 11/10/38	5,667,000	5,660,035
Reynolds American, Inc. 7.25% 6/15/37	3,803,000	2,768,257
		9,579,990
TOTAL CONSUMER STAPLES		26,854,971
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 9.75% 3/15/19 (a)	2,447,000	2,372,293
Weatherford International Ltd. 9.625% 3/1/19	5,344,000	5,458,832
		7,831,125
Oil, Gas & Consumable Fuels - 0.7%
ConocoPhillips:
5.75% 2/1/19	2,974,000	2,910,226
6.5% 2/1/39	1,938,000	1,878,358
Devon Energy Corp. 6.3% 1/15/19	3,000,000	2,937,249
Duke Energy Field Services 6.45% 11/3/36 (a)	4,000,000	2,818,012
Petroleos Mexicanos 8% 5/3/19 (a)	4,530,000	4,450,725
Plains All American Pipeline LP 6.125% 1/15/17	5,000,000	4,258,155
		19,252,725
TOTAL ENERGY		27,083,850
FINANCIALS - 6.5%
Capital Markets - 1.0%
BlackRock, Inc. 6.25% 9/15/17	3,000,000	2,852,811
Goldman Sachs Group, Inc. 7.5% 2/15/19	9,943,000	9,847,985
Merrill Lynch & Co., Inc. 5.45% 2/5/13	13,819,000	12,336,829
Morgan Stanley 6.625% 4/1/18	3,000,000	2,770,203
		27,807,828
Commercial Banks - 1.0%
Credit Suisse First Boston 6% 2/15/18	10,170,000	9,226,448
Fifth Third Bancorp 8.25% 3/1/38	5,000,000	3,623,305
Wachovia Corp.:
5.625% 10/15/16	10,000,000	8,893,600
5.75% 2/1/18	4,000,000	3,738,608
		25,481,961
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co. 6.15% 8/28/17	$ 5,000,000	$ 4,459,565
Discover Financial Services 6.45% 6/12/17	2,263,000	1,712,030
General Electric Capital Corp.:
5.625% 5/1/18	10,000,000	8,566,510
5.875% 1/14/38	3,000,000	2,132,718
6.375% 11/15/67 (d)	7,000,000	4,058,285
SLM Corp.:
1.3894% 10/25/11 (d)	5,000,000	3,503,260
5.375% 1/15/13	2,851,000	1,854,710
		26,287,078
Diversified Financial Services - 1.8%
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	2,063,499
CIT Group, Inc.:
4.75% 12/15/10	1,388,000	1,053,913
5.4% 2/13/12	2,168,000	1,636,526
Citigroup, Inc.:
5.5% 4/11/13	12,405,000	11,232,839
6.5% 8/19/13	6,511,000	6,070,186
CME Group, Inc. 5.75% 2/15/14	1,371,000	1,379,854
International Lease Finance Corp. 6.375% 3/25/13	7,000,000	4,060,000
JPMorgan Chase & Co.:
4.75% 5/1/13	10,000,000	9,690,800
6% 1/15/18	10,000,000	9,666,150
		46,853,767
Insurance - 0.2%
MetLife, Inc. 7.717% 2/15/19	3,830,000	3,695,506
Prudential Financial, Inc.:
5.4% 6/13/35	718,000	424,690
5.5% 3/15/16	676,000	564,892
5.7% 12/14/36	605,000	369,533
		5,054,621
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	5,345,000	4,980,214
6.625% 9/15/11	756,000	729,393
Brandywine Operating Partnership LP:
5.7% 5/1/17	789,000	393,736
5.75% 4/1/12	98,000	53,900
Colonial Properties Trust 5.5% 10/1/15	535,000	332,871
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential 5.125% 3/15/16	$ 7,000,000	$ 5,667,410
Federal Realty Investment Trust 5.4% 12/1/13	1,000,000	760,975
Liberty Property LP 6.625% 10/1/17	6,585,000	4,757,090
Simon Property Group LP 5.75% 5/1/12	3,000,000	2,610,000
UDR, Inc. 5.5% 4/1/14	6,340,000	5,025,769
		25,311,358
Real Estate Management & Development - 0.2%
ERP Operating LP:
5.375% 8/1/16	2,050,000	1,659,001
5.75% 6/15/17	5,750,000	4,673,410
		6,332,411
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp. 5.65% 5/1/18	5,000,000	4,233,995
Countrywide Financial Corp. 5.8% 6/7/12	3,000,000	2,749,269
		6,983,264
TOTAL FINANCIALS		170,112,288
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
United Technologies Corp. 6.125% 2/1/19	2,251,000	2,388,545
Road & Rail - 0.2%
Norfolk Southern Corp. 5.75% 1/15/16 (a)	5,000,000	4,856,525
TOTAL INDUSTRIALS		7,245,070
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 5.9% 2/15/39	6,141,000	5,718,346
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA 7.125% 10/1/37	10,000,000	6,524,920
TOTAL INFORMATION TECHNOLOGY		12,243,266
MATERIALS - 0.1%
Chemicals - 0.1%
Lubrizol Corp. 8.875% 2/1/19	2,610,000	2,675,983
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.3% 1/15/38	$ 5,000,000	$ 4,491,660
Telecom Italia Capital SA:
5.25% 10/1/15	3,000,000	2,530,662
7.2% 7/18/36	8,320,000	6,744,142
Verizon Communications, Inc.:
6.1% 4/15/18	14,430,000	14,287,028
6.4% 2/15/38	7,002,000	6,569,605
		34,623,097
Wireless Telecommunication Services - 0.9%
Verizon Wireless Capital LLC 5.55% 2/1/14 (a)	10,000,000	9,941,880
Vodafone Group PLC:
5.625% 2/27/17	6,000,000	5,824,506
6.15% 2/27/37	8,370,000	7,727,201
		23,493,587
TOTAL TELECOMMUNICATION SERVICES		58,116,684
UTILITIES - 2.2%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 8.875% 11/15/18	1,000,000	1,104,766
Duke Energy Carolinas LLC 7% 11/15/18	1,540,000	1,758,591
Exelon Corp. 4.9% 6/15/15	5,000,000	4,291,655
Florida Power Corp. 6.4% 6/15/38	2,697,000	2,835,030
FPL Group Capital, Inc. 7.875% 12/15/15	1,025,000	1,158,447
Jersey Central Power & Light Co. 7.35% 2/1/19	4,960,000	4,979,215
PacifiCorp 6% 1/15/39	7,500,000	7,412,055
Potomac Electric Power Co. 7.9% 12/15/38	3,000,000	3,403,788
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	1,000,000	600,000
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,546,336
		31,089,883
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	10,000,000	9,734,910
Multi-Utilities - 0.6%
Dominion Resources, Inc. 7.5% 6/30/66 (d)	246,000	159,900
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.75% 4/1/18	$ 8,650,000	$ 8,593,498
NiSource Finance Corp. 6.8% 1/15/19	10,000,000	7,841,830
		16,595,228
TOTAL UTILITIES		57,420,021
TOTAL NONCONVERTIBLE BONDS (Cost $446,005,614)		441,929,181
U.S. Government and Government Agency Obligations - 21.2%

U.S. Government Agency Obligations - 1.2%
Fannie Mae 2.75% 2/5/14	15,000,000	14,994,705
Freddie Mac 4.875% 6/13/18	15,000,000	16,386,342
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		31,381,047
U.S. Treasury Inflation Protected Obligations - 6.9%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	79,599,200	77,451,320
1.375% 7/15/18	58,516,200	54,769,452
2.125% 1/15/19	48,977,000	49,408,555
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		181,629,327
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds:
4.5% 5/15/38	25,000,000	28,382,800
5% 5/15/37	10,000,000	12,029,690
U.S. Treasury Notes:
3.125% 9/30/13	125,000,000	131,709,000
4% 8/15/18	160,000,000	172,637,440
TOTAL U.S. TREASURY OBLIGATIONS		344,758,930
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $556,850,706)		557,769,304
U.S. Government Agency - Mortgage Securities - 54.9%
	Principal Amount	Value
Fannie Mae - 47.7%
4% 1/1/24 to 3/1/24	$ 5,000,002	$ 5,010,969
4.5% 3/17/24 (b)	40,000,000	40,717,568
4.5% 10/1/33 to 3/1/39 (c)	520,001,317	522,211,118
5% 2/1/19 to 1/1/39	216,724,371	221,807,987
5% 3/12/39 (b)	53,000,000	53,918,962
5% 3/12/39 (b)(c)	40,000,000	40,693,556
5.5% 10/1/28 to 8/1/38	135,103,424	138,665,149
6% 3/17/24 (b)	10,000,000	10,445,501
6% 4/1/35 to 9/1/38	79,185,659	82,215,076
6% 3/12/39 (b)(c)	25,000,000	25,824,913
6% 4/13/39 (b)	25,000,000	25,765,340
6.5% 3/12/39 (b)	60,000,000	62,729,262
6.5% 3/12/39 (b)	17,000,000	17,773,291
6.5% 3/12/39 (b)	8,000,000	8,363,902
TOTAL FANNIE MAE		1,256,142,594
Freddie Mac - 3.5%
4.5% 12/1/35	9,912,533	9,948,750
5% 4/1/38	1,902,024	1,936,861
5.5% 3/12/39 (b)	8,000,000	8,193,570
5.5% 3/12/39 (b)	9,000,000	9,217,766
5.5% 3/12/39 (b)(c)	8,000,000	8,193,570
5.5% 3/12/39 (b)	20,000,000	20,483,924
5.5% 4/13/39 (b)	8,000,000	8,171,875
6% 11/1/33 to 9/1/35	24,190,334	25,180,242
TOTAL FREDDIE MAC		91,326,558
Government National Mortgage Association - 3.7%
5.5% 6/15/36	32,094,948	33,060,835
5.5% 3/18/39 (b)	29,000,000	29,785,517
5.5% 3/18/39 (b)	9,000,000	9,243,781
5.5% 3/18/39 (b)	5,000,000	5,135,434
6% 12/15/38	9,964,908	10,319,794
6% 3/18/39 (b)	10,000,000	10,336,215
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		97,881,576
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,440,481,873)		1,445,350,728
Asset-Backed Securities - 2.8%
	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (d)	$ 7,000,000	$ 5,250,000
Series 2006-A6 Class A6, 0.5% 9/20/13 (d)	470,000	339,705
Series 2006-A7 Class A7, 0.49% 10/20/12 (d)	520,000	416,000
Series 2007-A1 Class A, 0.52% 1/20/15 (d)	340,000	252,987
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.525% 5/15/13 (d)	1,660,000	1,575,071
Series 2008-A5 Class A5, 4.85% 2/18/14	5,000,000	4,903,230
Series 2008-A6 Class A6, 1.555% 3/17/14 (d)	13,801,000	13,166,981
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,047,033
Series 2005-A10 Class A10, 4.65% 12/17/12	5,000,000	5,031,023
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	26,276,497
MBNA Credit Card Master Note Trust Series 2005-A3 Class A3, 4.1% 10/15/12	10,000,000	9,903,242
WaMu Master Note Trust Series 2007-A2 Class A2, 0.485% 5/15/14 (a)(d)	1,290,000	1,102,959
TOTAL ASSET-BACKED SECURITIES (Cost $73,686,978)		75,264,728
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.698% 1/19/34 (d)	1,952,420	1,516,112
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (d)	3,404,823	2,397,124
JPMorgan Mortgage Trust Series 2007-A1 Class 1A1, 4.1959% 7/25/35 (d)	4,915,880	4,045,134
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (d)	218,755	170,631
Series 2005-AR12 Class 2A5, 4.313% 7/25/35 (d)	11,270,000	7,356,251
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,836,050)		15,485,252
Commercial Mortgage Securities - 3.2%
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7121% 6/11/40 (d)	$ 1,470,000	$ 974,656
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7% 12/10/49 (d)	540,000	324,208
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	2,500,000	1,416,973
Series 2007-C3 Class A4, 5.723% 6/15/39 (d)	880,000	451,897
Series 2007-C5 Class A4, 5.695% 9/15/40 (d)	2,300,000	1,311,887
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	2,500,000	1,430,788
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	11,100,000	6,953,921
Series 2006-GG7 Class A4, 5.9139% 7/10/38 (d)	2,990,000	2,082,129
GS Mortgage Securities Corp. II Series 2006-GG6 Class A3, 5.5536% 4/10/38 (d)	20,000,000	14,636,283
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (d)	17,860,000	11,758,656
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,620,000	1,065,451
Series 2007-CB19 Class A4, 5.7465% 2/12/49 (d)	10,000,000	5,990,281
Series 2007-CB20 Class A4, 5.794% 2/12/51	12,500,000	7,351,443
Series 2007-LD11 Class A4, 5.8187% 6/15/49 (d)	3,075,000	1,816,343
Series 2007-LDPX Class A3, 5.412% 1/15/49	5,190,000	3,110,470
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A3, 5.347% 11/15/38	1,880,000	1,210,480
Series 2007-C1 Class A4, 5.424% 2/15/40	9,135,000	5,582,096
Series 2007-C6 Class A4, 5.858% 7/15/40 (d)	1,750,000	1,032,409
Merrill Lynch Mortgage Trust Series 2007-C1 Class A3, 5.8288% 6/12/50 (d)	7,212,000	4,412,294
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	6,000,000	3,020,305
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	2,500,000	1,209,974
Series 2007-C32 Class A3, 5.7407% 6/15/49 (d)	13,360,000	6,977,542
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.9024% 2/15/51 (d)	$ 1,500,000	$ 757,996
Class A5, 5.9024% 2/15/51 (d)	1,670,000	857,014
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $101,214,772)		85,735,496
Cash Equivalents - 15.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $402,822,000)	$ 402,830,688	402,822,000
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $3,036,897,993)		3,024,356,689
NET OTHER ASSETS - (14.8)%		(390,853,865)
NET ASSETS - 100%		$ 2,633,502,824
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,189,944 or 1.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$402,822,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 157,946,525
UBS Securities LLC	244,875,475
$ 402,822,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,024,356,689	$ -	$ 3,024,356,689	$ -
Other Financial Instruments*	$ 2,850,905	$ -	$ 2,850,905	$ -
*Other financial instruments include Forward Commitments.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $402,822,000) - See accompanying schedule: Unaffiliated issuers (cost $3,036,897,993)		$ 3,024,356,689
Commitment to sell securities on a delayed delivery basis	$ (596,083,353)
Receivable for securities sold on a delayed delivery basis	598,934,258	2,850,905
Receivable for investments sold, regular delivery		26,303,363
Cash		505,933
Receivable for fund shares sold		26,643,339
Interest receivable		15,807,038
Receivable from investment adviser for expense reductions		259,175
Total assets		3,096,726,442

Liabilities
Payable for investments purchased Regular delivery	$ 67,815,975
Delayed delivery	394,362,263
Distributions payable	975
Accrued management fee	738,505
Other affiliated payables	305,900
Total liabilities		463,223,618

Net Assets		$ 2,633,502,824
Net Assets consist of:
Paid in capital		$ 2,627,478,707
Undistributed net investment income		797,551
Accumulated undistributed net realized gain (loss) on investments		14,916,965
Net unrealized appreciation (depreciation) on investments		(9,690,399)
Net Assets, for 252,738,253 shares outstanding		$ 2,633,502,824
Net Asset Value, offering price and redemption price per share ($2,633,502,824 ÷ 252,738,253 shares)		$ 10.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period October 8, 2008 (commencement of operations) to February 28, 2009 (Unaudited)

Investment Income
Interest		$ 21,750,085

Expenses
Management fee	$ 2,231,847
Transfer agent fees	1,068,851
Independent trustees' compensation	1,558
Miscellaneous	2,094
Total expenses before reductions	3,304,350
Expense reductions	(493,427)	2,810,923
Net investment income		18,939,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,205,545
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,541,304)
Delayed delivery commitments	2,850,905
Total change in net unrealized appreciation (depreciation)		(9,690,399)
Net gain (loss)		6,515,146
Net increase (decrease) in net assets resulting from operations		$ 25,454,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 8, 2008 (commencement of operations) to February 28, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,939,162
Net realized gain (loss)	16,205,545
Change in net unrealized appreciation (depreciation)	(9,690,399)
Net increase (decrease) in net assets resulting from operations	25,454,308
Distributions to shareholders from net investment income	(18,141,611)
Distributions to shareholders from net realized gain	(1,288,580)
Total distributions	(19,430,191)
Affiliated share transactions Proceeds from sales of shares	3,092,891,233
Reinvestment of distributions	19,429,217
Cost of shares redeemed	(484,841,743)
Net increase (decrease) in net assets resulting from share transactions	2,627,478,707
Total increase (decrease) in net assets	2,633,502,824

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $797,551	$ 2,633,502,824
Other Information Shares
Sold	297,513,817
Issued in reinvestment of distributions	1,852,640
Redeemed	(46,628,204)
Net increase (decrease)	252,738,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2009 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.123
Net realized and unrealized gain (loss)	.408
Total from investment operations	.531
Distributions from net investment income	(.101)
Distributions from net realized gain	(.010)
Total distributions	(.111)
Net asset value, end of period	$ 10.42
Total Return B, C	5.31%
Ratios to Average Net Assets F
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	3.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,633,503
Portfolio turnover rate	533% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 8, 2008 (commencement of operations) to February 28, 2009.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 39,086,830
Unrealized depreciation	(49,875,174)
Net unrealized appreciation (depreciation)	$ (10,788,344)
Cost for federal income tax purposes	$ 3,035,145,033

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $661,796,743 and $26,743,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent fees and interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Committed Line of Credit. The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,094 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $491,550.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,877.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

On September 18, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles.

Investment Performance. Fidelity Series Investment Grade Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance measured against a broad-based securities market index.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-SANN-0409
1.873110.100

Fidelity®
Short-Term Bond
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.45%	$ 1,000.00	$ 972.00	$ 2.20
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations† 62.2%	U.S. Government and U.S. Government Agency Obligations 49.6%
AAA 10.1%	AAA 13.5%
AA 5.6%	AA 5.2%
A 7.9%	A 9.7%
BBB 10.9%	BBB 16.0%
BB and Below 1.5%	BB and Below 0.6%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	2.1	1.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	1.6	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 16.7%		Corporate Bonds 19.2%
	U.S. Government and U.S. Government Agency Obligations† 62.2%		U.S. Government and U.S. Government Agency Obligations 49.6%
	Asset-Backed Securities 11.0%		Asset-Backed Securities 14.2%
	CMOs and Other Mortgage Related Securities 8.6%		CMOs and Other Mortgage Related Securities 11.7%
	Municipal Bonds 0.1%		Municipal Bonds 0.1%
	Other Investments 0.0%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	5.0%	** Foreign investments	7.8%
* Futures and Swaps	9.8%	** Futures and Swaps	17.3%
† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
2.4263% 3/13/09 (k)	$ 11,200	$ 11,199
5.75% 8/10/09	29,260	29,059
		40,258
Media - 0.6%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000	10,148
Comcast Cable Communications, Inc. 6.75% 1/30/11	12,965	13,434
Time Warner Cable, Inc. 5.4% 7/2/12	6,060	5,830
Viacom, Inc. 5.75% 4/30/11	4,045	3,922
		33,334
TOTAL CONSUMER DISCRETIONARY		73,592
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	1,380	1,396
5.625% 8/11/10	14,495	14,892
		16,288
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	7,435	7,392
Chevron Corp. 3.45% 3/3/12	13,989	14,024
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	9,324	8,722
Duke Capital LLC:
4.37% 3/1/09	9,565	9,565
7.5% 10/1/09	6,050	6,164
Enterprise Products Operating LP 4.625% 10/15/09	11,730	11,673
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	1,925	1,782
4.633% 6/15/10 (e)	1,157	1,071
		60,393
FINANCIALS - 5.8%
Capital Markets - 1.2%
Bear Stearns Companies, Inc.:
3.25% 3/25/09	8,450	8,450
5.85% 7/19/10	21,335	21,518
Credit Suisse USA, Inc. 0.5275% 6/5/09 (k)	15,555	15,434
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. 6.125% 9/15/11	$ 4,828	$ 3,379
Morgan Stanley:
5.05% 1/21/11	6,808	6,714
6.75% 4/15/11	8,280	8,314
		63,809
Commercial Banks - 1.9%
American Express Bank FSB 0.5369% 4/26/10 (k)	6,977	6,508
Bank of America NA 1.8219% 5/12/10 (k)	12,250	11,968
Bank One Corp. 7.875% 8/1/10	4,708	4,858
Chase Manhattan Corp. 7.875% 6/15/10	10,588	10,837
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (e)(k)	783	619
HSBC Holdings PLC:
1.6125% 10/6/16 (k)	770	617
7.5% 7/15/09	6,165	6,193
Korea Development Bank:
3.875% 3/2/09	7,300	7,300
4.75% 7/20/09	5,500	5,474
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (e)(k)	485	406
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,015
Santander Issuances SA Unipersonal 1.885% 6/20/16 (e)(k)	2,350	1,769
Sovereign Bank 2.88% 8/1/13 (k)	1,101	821
US Bancorp 4.5% 7/29/10	6,090	6,152
Wachovia Corp. 1.2244% 10/15/11 (k)	6,946	6,163
Wells Fargo & Co. 3.98% 10/29/10	27,960	27,204
		103,904
Consumer Finance - 0.7%
Capital One Financial Corp. 2.4694% 9/10/09 (k)	6,977	6,718
Household Finance Corp.:
4.125% 11/16/09	2,225	2,207
4.75% 5/15/09	8,978	8,990
MBNA Capital I 8.278% 12/1/26	4,885	2,687
Nelnet, Inc.:
5.125% 6/1/10	2,885	1,749
7.4% 9/29/36 (k)	15,075	2,261
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	10,620	9,978
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	3,542	3,015
		37,605
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Bank of America Corp.:
4.375% 12/1/10	$ 3,724	$ 3,468
7.4% 1/15/11	485	450
7.8% 2/15/10	2,593	2,463
BTM Curacao Holding NV 1.8975% 12/19/16 (e)(k)	1,273	983
Citigroup Funding, Inc. 0.4731% 4/23/09 (k)	5,575	5,507
Citigroup, Inc. 1.3356% 5/18/11 (k)	5,200	4,351
Iberbond 2004 PLC 4.826% 12/24/17 (n)	8,692	7,041
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (k)	1,425	774
JPMorgan Chase & Co. 4.891% 9/1/15 (k)	13,105	10,525
		35,562
Insurance - 0.2%
Metropolitan Life Global Funding I 2.2163% 6/25/10 (e)(k)	11,430	10,857
Real Estate Investment Trusts - 1.0%
Arden Realty LP 8.5% 11/15/10	7,855	7,962
Brandywine Operating Partnership LP 5.625% 12/15/10	13,110	11,581
Colonial Properties Trust 4.75% 2/1/10	4,715	4,508
Developers Diversified Realty Corp. 5% 5/3/10	4,910	3,437
Duke Realty LP:
5.25% 1/15/10	3,215	3,065
5.625% 8/15/11	4,580	3,902
6.95% 3/15/11	3,815	3,376
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,762
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,575
Simon Property Group LP 4.6% 6/15/10	8,660	8,296
		52,464
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,317	2,296
Independence Community Bank Corp.:
3.585% 6/20/13 (k)	5,937	4,275
3.75% 4/1/14 (k)	4,000	2,680
		9,251
TOTAL FINANCIALS		313,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
4.125% 8/15/09	$ 3,525	$ 3,526
5.125% 11/15/10	8,357	8,237
		11,763
Pharmaceuticals - 0.1%
Roche Holdings, Inc. 4.5% 3/1/12 (e)	7,200	7,318
TOTAL HEALTH CARE		19,081
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	14,430	14,396
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,739
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	425	418
6.978% 10/1/12	179	166
Continental Airlines, Inc. 7.056% 3/15/11	4,110	3,987
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	7,700
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	1,044	1,012
6.201% 3/1/10	866	818
6.602% 9/1/13	2,140	2,022
7.186% 10/1/12	3,258	3,119
		19,242
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (k)	1,798	1,613
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	6,039
5.625% 1/15/12	16,805	14,817
		20,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10	$ 14,600	$ 14,949
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	5,030	5,159
		20,108
TOTAL INDUSTRIALS		94,954
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,200
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 2.2463% 6/15/10 (k)	2,088	1,814
TOTAL INFORMATION TECHNOLOGY		10,014
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,761
BellSouth Corp. 4.2% 9/15/09	7,115	7,198
British Telecommunications PLC 8.625% 12/15/10	5,605	5,841
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,430
SBC Communications, Inc. 5.875% 2/1/12	2,154	2,226
Telecom Italia Capital SA 4% 1/15/10	15,080	14,818
Telefonica Emisiones SAU 5.984% 6/20/11	21,000	21,722
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,605
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,007
Verizon New England, Inc. 6.5% 9/15/11	7,775	7,995
		109,603
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,610
Verizon Wireless Capital LLC 5.25% 2/1/12 (e)	5,544	5,465
Vodafone Group PLC 7.75% 2/15/10	4,810	4,999
		28,074
TOTAL TELECOMMUNICATION SERVICES		137,677
UTILITIES - 2.3%
Electric Utilities - 1.1%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp. 7.75% 12/15/09 (e)	$ 12,000	$ 11,502
Exelon Corp. 4.45% 6/15/10	14,150	14,013
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,466
Progress Energy, Inc. 7.1% 3/1/11	9,628	9,890
Southern Co. 1.9513% 8/20/10 (k)	12,070	11,762
		56,947
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	21,694
PSEG Power LLC 3.75% 4/1/09	7,625	7,626
		29,320
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.9213% 6/17/10 (k)	8,180	7,933
6.3% 9/30/66 (k)	8,805	5,195
DTE Energy Co. 7.05% 6/1/11	8,462	8,541
KeySpan Corp. 7.625% 11/15/10	4,040	4,211
NiSource Finance Corp. 7.875% 11/15/10	3,925	3,844
NSTAR 8% 2/15/10	3,625	3,767
Sempra Energy 4.75% 5/15/09	4,475	4,475
		37,966
TOTAL UTILITIES		124,233
TOTAL NONCONVERTIBLE BONDS (Cost $889,600)		849,684
U.S. Government and Government Agency Obligations - 49.1%

U.S. Government Agency Obligations - 17.7%
Fannie Mae:
1.75% 3/23/11	121,595	121,774
2% 1/9/12	98,740	99,181
2.75% 4/11/11	64,530	66,123
2.75% 2/5/14	15,000	14,995
3% 7/12/10 (d)	175,000	178,668
3.25% 8/12/10 (d)	87,021	89,199
3.625% 8/15/11	30,000	31,499
Freddie Mac:
1.5% 1/7/11 (h)	193,306	193,134
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
2.125% 3/23/12 (d)	$ 54,176	$ 54,132
2.75% 4/11/11	100,000	102,421
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		951,126
U.S. Treasury Obligations - 30.2%
U.S. Treasury Notes:
0.875% 1/31/11 (d)(g)	603,746	602,441
0.875% 2/28/11 (g)	101,356	101,025
1.125% 12/15/11 (i)	269,733	268,321
1.25% 11/30/10 (i)	195,657	196,575
1.75% 11/15/11 (i)	35,943	36,370
4.625% 8/31/11	72,927	79,080
4.875% 5/31/11	273,585	296,391
4.875% 7/31/11	45,554	49,586
TOTAL U.S. TREASURY OBLIGATIONS		1,629,789
Other Government Related - 1.2%
Bank of America Corp. 1.4744% 4/30/12 (FDIC Guaranteed) (f)(k)	5,500	5,525
Goldman Sachs Group, Inc.:
1.4913% 11/9/11 (FDIC Guaranteed) (f)(k)	22,120	22,090
1.625% 7/15/11 (FDIC Guaranteed) (f)	9,220	9,174
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (f)	17,840	17,845
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	9,500	9,794
TOTAL OTHER GOVERNMENT RELATED		64,428
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,629,895)		2,645,343
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 7.3%
4.082% 6/1/35 (k)	992	998
4.175% 5/1/35 (k)	5,283	5,305
4.263% 7/1/35 (k)	886	894
4.287% 3/1/33 (k)	195	198
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.291% 5/1/33 (k)	$ 88	$ 89
4.303% 3/1/33 (k)	241	245
4.318% 7/1/35 (k)	1,311	1,324
4.331% 2/1/35 (k)	1,479	1,489
4.34% 1/1/35 (k)	588	597
4.345% 3/1/35 (k)	2,009	2,039
4.376% 2/1/35 (k)	4,643	4,716
4.38% 7/1/33 (k)	3,412	3,471
4.405% 8/1/35 (k)	744	750
4.423% 5/1/35 (k)	289	294
4.43% 6/1/35 (k)	2,710	2,739
4.432% 3/1/35 (k)	713	725
4.455% 2/1/35 (k)	5,581	5,660
4.456% 7/1/35 (k)	3,903	3,884
4.487% 10/1/33 (k)	4,617	4,619
4.5% 12/1/18	22,537	23,176
4.543% 11/1/34 (k)	241	243
4.548% 10/1/33 (k)	308	311
4.55% 10/1/35 (k)	22,228	22,517
4.552% 5/1/35 (k)	10,304	10,499
4.562% 6/1/33 (k)	1,178	1,203
4.594% 7/1/35 (k)	2,092	2,131
4.6% 10/1/33 (k)	359	359
4.603% 7/1/35 (k)	170	171
4.623% 2/1/33 (k)	370	372
4.649% 10/1/35 (k)	1,179	1,190
4.651% 10/1/33 (k)	166	167
4.667% 7/1/35 (k)	1,550	1,579
4.686% 10/1/34 (k)	2,698	2,720
4.688% 7/1/35 (k)	2,980	3,039
4.69% 12/1/34 (k)	182	185
4.701% 11/1/35 (k)	3,581	3,665
4.739% 8/1/35 (k)	3,271	3,320
4.742% 12/1/34 (k)	447	452
4.747% 4/1/35 (k)	150	152
4.765% 8/1/33 (k)	401	405
4.765% 2/1/34 (k)	139	142
4.784% 8/1/35 (k)	1,637	1,675
4.785% 2/1/36 (k)	9,549	9,775
4.792% 1/1/35 (k)	292	296
4.806% 11/1/34 (k)	1,226	1,242
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.81% 2/1/36 (k)	$ 660	$ 670
4.871% 9/1/34 (k)	117	119
4.893% 2/1/36 (k)	22,532	23,037
4.919% 7/1/35 (k)	6,927	7,081
4.935% 7/1/34 (k)	1,919	1,954
4.946% 7/1/34 (k)	175	177
4.98% 5/1/35 (k)	1,455	1,465
4.987% 7/1/35 (k)	31,525	32,070
5% 3/1/18 to 10/1/18	8,622	8,930
5.003% 9/1/34 (k)	6,030	6,108
5.042% 3/1/37 (k)	2,959	3,011
5.046% 3/1/35 (k)	69	70
5.053% 7/1/35 (k)	8,269	8,465
5.087% 10/1/33 (k)	7,207	7,327
5.089% 9/1/34 (k)	466	471
5.125% 5/1/36 (k)	2,972	3,036
5.141% 5/1/35 (k)	276	282
5.142% 9/1/36 (k)	14,345	14,783
5.156% 9/1/35 (k)	19,213	19,715
5.157% 9/1/35 (k)	11,127	11,418
5.16% 10/1/18 (k)	208	210
5.185% 3/1/35 (k)	223	227
5.193% 6/1/35 (k)	1,529	1,542
5.198% 3/1/35 (k)	249	250
5.241% 5/1/36 (k)	1,486	1,518
5.31% 12/1/34 (k)	533	539
5.331% 10/1/35 (k)	1,582	1,627
5.379% 11/1/35 (k)	3,041	3,135
5.467% 4/1/36 (k)	23,412	24,215
5.496% 2/1/35 (k)	78	79
5.5% 3/1/13 to 1/1/20	35,355	36,865
5.51% 11/1/36 (k)	3,507	3,573
5.557% 5/1/36 (k)	8,580	8,914
5.995% 3/1/33 (k)	168	170
6.192% 2/1/35 (k)	236	240
6.243% 6/1/36 (k)	598	608
6.5% 11/1/11 to 3/1/35	25,321	26,645
7% 10/1/12 to 5/1/32	2,859	3,015
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 6/1/12 to 11/1/31	$ 151	$ 156
11.5% 11/1/15	48	50
TOTAL FANNIE MAE		394,789
Freddie Mac - 1.2%
3.456% 2/1/34 (k)	390	389
3.883% 1/1/35 (k)	261	263
4.275% 6/1/35 (k)	600	609
4.315% 12/1/34 (k)	542	550
4.361% 2/1/35 (k)	684	694
4.407% 3/1/35 (k)	676	686
4.422% 4/1/35 (k)	4,606	4,674
4.471% 3/1/35 (k)	589	598
4.522% 2/1/35 (k)	1,117	1,135
4.62% 2/1/35 (k)	673	682
4.705% 12/1/35 (k)	3,682	3,699
4.745% 4/1/35 (k)	5,458	5,556
4.84% 11/1/35 (k)	2,537	2,577
4.921% 9/1/35 (k)	3,452	3,536
4.976% 4/1/35 (k)	6,128	6,190
5.117% 1/1/36 (k)	2,433	2,474
5.282% 8/1/36 (k)	2,265	2,329
5.288% 3/1/35 (k)	393	395
5.294% 1/1/34 (k)	4,066	4,135
5.294% 6/1/35 (k)	1,698	1,738
5.333% 8/1/34 (k)	1,367	1,386
5.353% 6/1/37 (k)	4,138	4,248
5.526% 2/1/35 (k)	728	732
5.54% 1/1/36 (k)	6,130	6,309
5.576% 5/1/36 (k)	8,347	8,639
5.694% 10/1/35 (k)	1,081	1,127
6.095% 3/1/33 (k)	90	91
8.5% 5/1/27 to 7/1/28	362	389
12% 11/1/19	25	28
TOTAL FREDDIE MAC		65,858
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (k)	$ 609	$ 611
7% 11/15/27 to 8/15/32	3,888	4,136
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,747
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $455,365)		465,394
Asset-Backed Securities - 10.7%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,665	1,507
Series 2004-4 Class A2D, 0.8238% 1/25/35 (k)	660	235
Series 2005-1 Class M1, 0.9438% 4/25/35 (k)	1,256	741
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (k)	562	4
Class M8, 1.3238% 7/25/36 (k)	278	1
Class M9, 2.1738% 7/25/36 (k)	184	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 1.4488% 11/25/33 (k)	1,852	965
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (k)	0*	0*
Class M2, 3.0988% 6/25/33 (k)	84	58
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (k)	200	177
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (k)	1,226	534
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (k)	177	145
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (k)	23	21
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (k)	244	8
Class M4, 0.8738% 5/25/36 (k)	206	4
Class M5, 0.9138% 5/25/36 (k)	300	5
Series 2006-OP1:
Class M1, 0.7538% 4/25/36 (k)	8,000	588
Class M4, 0.8438% 4/25/36 (k)	115	5
Class M5, 0.8638% 4/25/36 (k)	109	4
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.95% 10/20/14 (k)	801	56
Series 2007-A4 Class A4, 0.5% 4/22/13 (k)	2,937	2,173
Series 2007-B1 Class B, 0.72% 12/22/14 (k)	1,696	254
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(k)	658	649
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (e)(k)	$ 749	$ 680
AmeriCredit Automobile Receivables Trust:
Series 2005-1:
Class C, 4.73% 7/6/10	381	378
Class D, 5.04% 5/6/11	9,500	9,056
Series 2005-DA Class A4, 5.02% 11/6/12	7,915	6,952
Series 2006-1 Class D, 5.49% 4/6/12	4,635	3,396
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	6,295	5,567
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class M7, 1.3238% 10/25/36 (k)	940	1
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (k)	109	69
Series 2004-R10 Class M1, 1.1738% 11/25/34 (k)	5,942	2,647
Series 2004-R11 Class M1, 1.1338% 11/25/34 (k)	7,657	3,758
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (k)	173	132
Class M3, 1.0238% 4/25/34 (k)	113	43
Series 2005-R1 Class M1, 0.9238% 3/25/35 (k)	634	370
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (k)	575	395
Series 2005-R2 Class M1, 0.9238% 4/25/35 (k)	1,390	800
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (k)	635	318
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (k)	4,003	11
Series 2006-M2 Class M7, 1.3738% 9/25/36 (k)	466	0*
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7:
Class A2, 0.7794% 3/1/34 (k)	378	76
Class M1, 1.0794% 3/1/34 (k)	11,700	6,053
Series 2003-W9 Class M1, 1.1638% 3/25/34 (k)	7,036	3,057
Series 2004-W11 Class M2, 1.1738% 11/25/34 (k)	3,408	1,264
Series 2004-W5 Class M1, 1.0738% 4/25/34 (k)	4,447	2,618
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (k)	400	126
Class M2, 1.0738% 5/25/34 (k)	350	189
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (k)	1,045	368
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (k)	877	11
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (k)	966	468
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (k)	$ 164	$ 73
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (k)	361	188
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (k)	1,797	779
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (k)	159	63
Class M2, 1.5938% 6/25/34 (k)	2,816	1,763
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (k)	281	108
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (k)	277	3
Class M9, 2.6238% 11/25/36 (k)	741	4
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(k)	2,292	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (k)	2,312	2,079
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (k)	219	133
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (k)	2,173	1,351
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 1.1238% 9/25/34 (k)	3,630	616
Series 2005-3 Class A1, 0.9238% 9/25/35 (k)	73	54
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (k)	652	296
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (k)	1,028	340
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (k)	2,883	2,206
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	11,778
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (k)	1,547	1,383
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (k)	333	286
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (k)	3,507	3,454
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,024
Series 2007-1 Class B, 5.15% 9/17/12	5,755	4,112
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	1,993
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	4,585	4,410
Series 2006-C Class A3B, 0.465% 7/15/11 (k)	257	239
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.525% 5/15/13 (k)	4,516	4,285
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	14,619
Series 2007-C3 Class C3, 0.745% 4/15/13 (e)(k)	1,958	1,409
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	$ 7,118	$ 6,237
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	4,506
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (e)(k)	308	77
Class B, 1.22% 7/20/39 (e)(k)	178	25
Class C, 1.57% 7/20/39 (e)(k)	229	21
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	4,235
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (k)	768	37
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (k)	287	6
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (k)	125	3
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (k)	1,214	294
Caterpillar Financial Asset Trust Series 2006-A Class B, 5.71% 6/25/12	13,600	11,917
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (e)(k)	184	133
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	3,865	3,690
Chase Issuance Trust:
Series 2004-3 Class C, 0.9313% 6/15/12 (k)	13,382	12,063
Series 2006-3 Class C, 0.6913% 6/15/11 (k)	12,500	12,145
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class B, 5.23% 2/20/13	479	472
Class D, 5.48% 2/20/13	533	483
Series 2006-VT2:
Class A3, 5.07% 2/20/10	5,162	5,157
Class D, 5.46% 4/20/14	230	115
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	20,756
Series 2007-B6 Class B6, 5% 11/8/12	17,265	14,330
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (e)(k)	2,949	2,002
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (k)	509	6
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (k)	515	20
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	2,734
Series 2007-A Class A3, 4.98% 10/15/10	4,062	4,053
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (e)(k)	881	868
Class B, 0.735% 7/15/12 (e)(k)	881	831
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	$ 222	$ 0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (k)	35	19
Series 2004-2 Class 3A4, 0.7238% 7/25/34 (k)	419	79
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (k)	1,761	942
Class M1, 0.9738% 6/25/34 (k)	445	293
Class M4, 1.4438% 4/25/34 (k)	108	51
Series 2004-4:
Class A, 0.8438% 8/25/34 (k)	262	124
Class M2, 1.0038% 6/25/34 (k)	396	262
Series 2005-1:
Class M1, 0.8938% 8/25/35 (k)	3,100	2,235
Class MV2, 0.9138% 7/25/35 (k)	952	664
Series 2005-3 Class MV1, 0.8938% 8/25/35 (k)	1,669	1,455
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (k)	320	264
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (e)	103	94
Series 2007-C Class A3, 5.45% 5/15/12 (e)	4,755	4,184
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,220	2,013
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (k)	1,432	1,421
Series 2006-2 Class B1, 0.575% 1/17/12 (k)	1,958	1,755
Series 2007-1 Class B, 0.555% 8/15/12 (k)	1,958	1,530
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (e)	507	329
Class E, 6.971% 3/8/10 (e)	4,135	1,241
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7453% 5/28/35 (k)	634	349
Class AB3, 0.8983% 5/28/35 (k)	273	143
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (k)	196	49
Series 2006-2 Class M1, 0.7838% 7/25/36 (k)	6,145	139
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (k)	3,031	854
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (k)	15	8
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (k)	329	301
Series 2006-FF5 Class 2A2, 0.5838% 4/25/36 (k)	1,531	1,399
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)	682	675
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	$ 9,900	$ 6,435
Series 2006-C Class C, 5.47% 9/15/12	6,400	4,358
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	1,803
Class C, 5.8% 2/15/13	4,100	2,570
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (k)	1,363	954
Series 2006-4 Class B, 1.005% 6/15/13 (k)	520	262
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6925% 10/18/54 (e)(k)	4,100	2,974
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	7,200
Class C, 5.43% 2/16/15	9,790	6,717
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (k)	516	147
Class M2, 1.2238% 2/25/34 (k)	883	565
Series 2004-A Class M1, 1.2988% 1/25/34 (k)	809	432
Series 2004-D:
Class M4, 1.4238% 11/25/34 (k)	410	68
Class M5, 1.4738% 11/25/34 (k)	262	20
Series 2005-A:
Class M1, 0.9038% 1/25/35 (k)	70	65
Class M2, 0.9338% 1/25/35 (k)	1,182	432
Class M3, 0.9638% 1/25/35 (k)	639	273
Class M4, 1.1538% 1/25/35 (k)	245	120
Series 2006-3 Class 2A1, 0.5438% 2/25/37 (k)	51	49
Series 2006-A:
Class M1, 0.7738% 5/25/36 (k)	10,000	359
Class M4, 0.8738% 5/25/36 (k)	609	8
Class M5, 0.9738% 5/25/36 (k)	326	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(k)	1,586	1,069
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	4,100	3,693
GE Business Loan Trust:
Series 2003-1 Class A, 0.8913% 4/15/31 (e)(k)	242	150
Series 2005-2 Class IO, 0.5242% 9/15/17 (e)(m)	253,249	687
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (k)	599	419
Class C, 0.7013% 9/17/12 (k)	466	303
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2007-1:
Class B, 4.95% 3/15/13	$ 16,195	$ 11,337
Class C, 0.7313% 3/15/13 (k)	3,196	2,109
Series 2007-3 Class B, 5.49% 6/15/13	17,655	12,359
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.81% 4/20/32 (k)	910	894
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (k)	419	204
Series 2003-FM1 Class M1, 1.7% 3/20/33 (k)	807	489
Series 2003-HE2 Class M1, 1.1238% 8/25/33 (k)	1,162	830
Series 2004-AR1 Class M1, 1.1238% 6/25/34 (k)	1,477	561
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (k)	274	147
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (k)	706	406
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (k)	2,267	736
Series 2006-NC2 Class M4, 0.8238% 6/25/36 (k)	9,945	153
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (k)	613	29
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (k)	11	5
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (k)	1,455	1,344
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (k)	290	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (e)(k)	4,169	1,876
Series 2006-3:
Class B, 0.8738% 9/25/46 (e)(k)	3,791	607
Class C, 1.0238% 9/25/46 (e)(k)	9,428	1,131
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (e)(k)	2,372	1,210
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.2338% 6/25/32 (k)	33	9
Series 2002-3 Class A5, 1.3538% 2/25/33 (k)	0*	0*
Series 2003-3:
Class A4, 1.3938% 2/25/33 (k)	2	1
Class M1, 1.7638% 8/25/33 (k)	673	307
Series 2003-4 Class M1, 1.6738% 10/25/33 (k)	199	88
Series 2003-5:
Class A2, 1.1738% 12/25/33 (k)	205	60
Class M1, 1.5238% 12/25/33 (k)	231	139
Series 2003-7 Class A2, 1.2338% 3/25/34 (k)	20	4
Series 2003-8 Class M1, 1.5538% 4/25/34 (k)	3,204	1,486
Series 2004-1 Class M2, 2.1738% 6/25/34 (k)	1,582	1,029
Series 2004-3 Class M2, 2.1738% 8/25/34 (k)	2,043	1,242
Series 2004-7 Class A3, 0.8638% 1/25/35 (k)	0*	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2005-1 Class M1, 0.9038% 5/25/35 (k)	$ 878	$ 785
Series 2005-3 Class M1, 0.8838% 8/25/35 (k)	600	537
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (k)	269	237
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (k)	2,458	1,697
Series 2006-7 Class M4, 0.8538% 1/25/37 (k)	772	4
Series 2006-8 Class 2A1, 0.5238% 3/25/37 (k)	181	157
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (k)	190	116
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	15,830
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (k)	1,515	1,345
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (k)	1,263	668
Class M2, 0.8494% 1/20/35 (k)	947	464
Series 2005-3 Class A1, 0.6194% 1/20/35 (k)	4,825	2,582
Series 2006-2:
Class M1, 0.74% 3/20/36 (k)	429	224
Class M2, 0.76% 3/20/36 (k)	709	348
Series 2006-3 Class A1V, 0.55% 3/20/36 (k)	468	447
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (k)	834	250
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,571	1,522
Class C, 4.22% 2/15/12	122	122
Series 2006-1:
Class B, 5.29% 11/15/12	351	349
Class C, 5.34% 11/15/12	455	453
Series 2006-B Class C, 5.25% 5/15/13	3,038	2,773
Series 2007-A Class A3A, 5.04% 1/17/12	9,896	9,907
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	1,154	1,107
Class C, 5.61% 12/15/14 (e)	4,157	4,064
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (k)	837	356
Class MV1, 0.7038% 11/25/36 (k)	680	69
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (k)	747	580
Series 2006-A Class 2A1, 1.4963% 9/27/21 (k)	507	494
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (e)(k)	$ 1,598	$ 16
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (k)	1,429	643
Series 2004-2:
Class M1, 1.0038% 6/25/34 (k)	419	221
Class M2, 1.5538% 6/25/34 (k)	298	227
Series 2005-WL1 Class M2, 1.0238% 6/25/35 (k)	5,717	3,219
Series 2006-6 Class 2A3, 0.6238% 7/25/36 (k)	10,340	3,173
Series 2006-9 Class M4, 0.8438% 11/25/36 (k)	244	0*
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	2,155	1,756
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	603	461
Class C, 6.125% 4/20/28 (e)	603	435
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (k)	303	11
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (k)	142	0*
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (k)	528	22
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (e)(k)	8,525	7,803
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (k)	401	258
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (k)	4,765	3,318
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (k)	1,751	1,242
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (k)	1,143	526
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (k)	29	17
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (k)	355	201
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (k)	274	159
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (k)	367	64
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (k)	694	334
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (k)	328	158
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (k)	297	101
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (k)	269	92
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (k)	344	166
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (k)	153	0*
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (k)	2,751	2,600
Series 2006-NC4:
Class A2D, 0.7138% 6/25/36 (k)	7,135	1,992
Class M4, 0.8238% 6/25/36 (k)	229	2
Class M6, 0.9238% 6/25/36 (k)	115	1
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (k)	76	62
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (k)	$ 74	$ 50
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (k)	40	32
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (k)	69	19
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (k)	540	441
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (k)	438	247
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (e)(k)	2,527	1,450
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (k)	23	4
Class M1, 1.5538% 8/25/32 (k)	42	19
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (k)	2,127	1,046
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (k)	229	3
Series 2007-2 Class A1, 0.5738% 4/25/37 (k)	427	324
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.5238% 11/25/36 (k)	435	401
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(k)(m)	7,900	711
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	7,044	1,324
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	344
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	3,500	198
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,850	970
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,700	370
Series 2006-3:
Class A1, 0.5038% 9/25/19 (k)	846	795
Class AIO, 7.1% 1/25/12 (m)	26,140	3,817
Series 2006-4:
Class A1, 0.5038% 3/25/25 (k)	690	615
Class AIO, 6.35% 2/27/12 (m)	4,670	633
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	3,863	3,734
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (k)	787	440
Series 2005-4 Class M2, 0.9838% 9/25/35 (k)	961	143
Series 2005-D Class M2, 0.9438% 2/25/36 (k)	200	14
Newcastle CDO VIII Series 2006-8A Class 4, 0.9894% 11/1/52 (e)(k)	5,300	636
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	1,007	877
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (k)	654	4
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (k)	560	507
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.9338% 10/30/45 (k)	$ 6,029	$ 4,732
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (e)(k)	381	133
Series 2006-1A Class A, 1.87% 3/20/11 (e)(k)	792	317
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1238% 11/25/34 (k)	232	146
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (k)	1,732	994
Class M3, 1.7238% 9/25/34 (k)	3,309	741
Class M4, 1.9238% 9/25/34 (k)	460	49
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (k)	2,460	408
Series 2004-WHQ2:
Class A3E, 0.8938% 2/25/35 (k)	695	539
Class M1, 1.0638% 2/25/35 (k)	783	573
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (k)	9,798	5,752
Class M3, 1.2138% 2/25/35 (k)	1,209	487
Class M4, 1.5738% 1/25/35 (k)	7,490	1,082
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (k)	519	297
Class M3, 1.0338% 1/25/35 (k)	322	127
Class M4, 1.3038% 1/25/35 (k)	994	153
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (k)	1,178	46
Class M9, 2.3538% 5/25/35 (k)	398	11
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8338% 9/25/36 (k)	9,185	57
Class M5, 0.8638% 9/25/36 (k)	4,577	20
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 1.3738% 1/25/35 (k)	1,650	331
Providian Master Note Trust:
Series 2006-B1A Class B1, 5.35% 3/15/13 (e)	10,210	9,700
Series 2006-C1A Class C1, 1.005% 3/16/15 (e)(k)	2,446	1,052
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	7,525	4,515
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,047	942
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (k)	3	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	$ 5,741	$ 5,618
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (k)	1,273	605
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (e)(k)	723	542
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (e)	2,567	1,899
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.1963% 6/15/21 (k)	8,200	5,245
Series 2004-A:
Class B, 2.5763% 6/15/33 (k)	2,100	1,030
Class C, 2.9463% 6/15/33 (k)	5,772	2,597
Series 2004-B Class C, 2.8663% 9/15/33 (k)	8,600	2,150
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (e)(k)	1,165	990
Class C, 0.835% 8/15/11 (e)(k)	531	398
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (k)	158	103
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (k)	61	25
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (k)	92	41
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (k)	2	0*
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (e)(k)	881	256
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (k)	3,541	2,851
Class B, 0.7413% 9/15/11 (k)	2,648	1,059
Series 2007-AE1:
Class A, 0.555% 1/15/12 (k)	659	461
Class B, 0.755% 1/15/12 (k)	573	229
Class C, 1.055% 1/15/12 (k)	712	214
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (e)(k)	11,595	10,436
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.555% 6/15/12 (k)	1,935	1,393
Series 2007-2 Class A, 1.105% 10/15/12 (k)	7,700	5,005
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (k)	386	80
Series 2003-6HE Class A1, 0.9438% 11/25/33 (k)	25	8
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 0.5225% 4/13/11 (e)(k)	10,000	9,946
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (e)(k)	$ 1,906	$ 1,812
Series 2006-2:
Class B, 0.605% 10/17/11 (k)	2,306	2,018
Class C, 0.805% 10/17/11 (k)	2,167	1,751
Series 2007-1 Class C, 0.8313% 6/15/12 (k)	2,471	1,590
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (e)	18,700	14,332
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	8,116	8,077
Class D, 5.54% 12/20/12 (e)	11,725	5,980
Series 2007-1 Class D, 5.65% 2/20/13	14,015	6,026
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (k)	406	7
Class M7, 1.2738% 10/25/36 (k)	294	3
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (e)(k)	3,699	3,523
Series 2006-C2A Class C2, 0.955% 8/15/15 (e)(k)	4,714	2,048
Series 2006-C3A Class C3A, 0.835% 10/15/13 (e)(k)	3,299	2,663
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	7,425	6,645
Series 2007-C1 Class C1, 0.855% 5/15/14 (e)(k)	2,871	1,689
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(o)	5	0*
WFS Financial Owner Trust:
Series 2005-1 Class C, 3.82% 8/17/12	12	12
Series 2005-3 Class C, 4.54% 5/17/13	3,240	2,971
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (e)(k)	5,586	670
TOTAL ASSET-BACKED SECURITIES (Cost $827,339)		575,144
Collateralized Mortgage Obligations - 7.0%

Private Sponsor - 2.6%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (e)(k)	451	338
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (e)(k)	1,587	1,481
Class 2M, 1.4375% 2/17/52 (e)(k)	1,079	969
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (e)(k)	$ 1,013	$ 430
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (k)	45	37
Series 2004-A Class 2A2, 5.1951% 2/25/34 (k)	6,340	5,169
Series 2004-B Class 1A1, 6.433% 3/25/34 (k)	51	39
Series 2004-C Class 1A1, 5.971% 4/25/34 (k)	90	71
Series 2004-J Class 2A1, 4.7597% 11/25/34 (k)	3,302	2,570
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (k)	855	616
Class 2A2, 4.8028% 9/25/35 (k)	1,172	378
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (k)	3,028	1,496
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (k)	2,600	1,443
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (k)	2,484	1,258
Chase Mortgage Finance Trust Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (k)	77	62
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (k)	224	181
Class A4, 4.399% 8/25/34 (k)	10	8
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (k)	69	66
Series 2006-OC5N Class N, 7.25% 7/25/37 (e)	2,020	0*
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (k)	328	163
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (k)	886	415
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (k)	201	84
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (k)	312	149
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (k)	495	237
Class 5A2, 0.7938% 1/25/36 (k)	223	89
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (k)	78	34
Class 6M2, 0.9538% 6/25/35 (k)	993	243
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (k)	369	187
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (k)	117	58
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (k)	291	165
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (k)	121	71
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (k)	$ 214	$ 110
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (k)	106	53
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (k)	32	15
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (k)	208	124
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (k)	2,313	1,202
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (k)	478	389
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (k)	38	24
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (e)(k)	1,925	1,477
Class C2, 1.6125% 10/18/54 (e)(k)	645	323
Class M2, 1.3925% 10/18/54 (e)(k)	1,106	715
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (e)(k)	1,651	772
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (e)(k)	2,097	908
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (e)(k)	4,047	283
Series 2006-2:
Class C1, 0.94% 12/20/54 (k)	15,079	1,508
Class M2, 0.7% 12/20/54 (k)	3,000	390
Series 2006-3 Class C2, 0.97% 12/20/54 (k)	6,612	407
Series 2006-4:
Class B1, 0.56% 12/20/54 (k)	13,205	2,641
Class C1, 0.85% 12/20/54 (k)	8,073	565
Class M1, 0.64% 12/20/54 (k)	3,478	522
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (k)	1,251	125
Class 1M1, 0.62% 12/20/54 (k)	814	122
Class 2C1, 0.9% 12/20/54 (k)	571	57
Class 2M1, 0.72% 12/20/54 (k)	1,045	167
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (k)	1,448	145
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (k)	2,644	661
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (k)	3,398	2,337
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (k)	287	129
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (e)(k)	$ 410	$ 287
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (k)	1,317	750
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (k)	2,297	1,304
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (k)	177	104
Series 2004-9:
Class M2, 1.4488% 1/25/35 (k)	539	240
Class M3, 1.5238% 1/25/35 (k)	399	165
Class M4, 2.0488% 1/25/35 (k)	204	78
Series 2005-1:
Class M4, 1.2238% 4/25/35 (k)	21	3
Class M5, 1.2438% 4/25/35 (k)	21	3
Class M6, 1.2938% 4/25/35 (k)	33	5
Series 2005-3 Class A1, 0.7138% 8/25/35 (k)	418	212
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (k)	131	4
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (k)	113	9
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (k)	343	294
Series 2007-A1 Class 1A1, 4.1959% 7/25/35 (k)	17	14
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (e)(k)	1,496	764
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (k)	365	226
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (k)	960	464
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	883	641
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (k)	1,209	508
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (e)(k)	140	77
Class C, 0.645% 6/15/22 (e)(k)	858	429
Class D, 0.655% 6/15/22 (e)(k)	330	148
Class E, 0.665% 6/15/22 (e)(k)	528	211
Class F, 0.695% 6/15/22 (e)(k)	952	333
Class G, 0.765% 6/15/22 (e)(k)	198	59
Class H, 0.785% 6/15/22 (e)(k)	396	99
Class J, 0.825% 6/15/22 (e)(k)	462	92
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (k)	$ 2,105	$ 1,225
Series 2003-B Class A1, 0.8138% 4/25/28 (k)	159	93
Series 2003-D Class A, 0.7838% 8/25/28 (k)	135	87
Series 2003-E Class A2, 2.0813% 10/25/28 (k)	225	135
Series 2003-F Class A2, 3.805% 10/25/28 (k)	2,086	1,250
Series 2004-A Class A2, 3.715% 4/25/29 (k)	208	129
Series 2004-B Class A2, 2.8388% 6/25/29 (k)	1,178	697
Series 2004-C Class A2, 2.15% 7/25/29 (k)	1,911	1,134
Series 2004-D Class A2, 3.4625% 9/25/29 (k)	1,584	938
Series 2004-E:
Class A2B, 3.825% 11/25/29 (k)	370	236
Class A2D, 4.015% 11/25/29 (k)	54	31
Series 2004-G Class A2, 3.48% 11/25/29 (k)	179	108
Series 2005-A Class A2, 3.3525% 2/25/30 (k)	173	104
Series 2005-B Class A2, 2.7988% 7/25/30 (k)	1,576	982
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (k)	1,097	5
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (k)	2,043	1,331
Class A2, 0.9238% 12/25/34 (k)	2,764	1,921
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (k)	217	144
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (k)	2,193	1,073
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (k)	1,646	78
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (k)	1,382	936
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (k)	4,397	3,253
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (k)	4,498	3,586
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (e)(k)	918	447
Series 2003-CB1 Class B3, 1.8988% 6/10/35 (e)(k)	708	379
Series 2004-A:
Class B4, 1.6488% 2/10/36 (e)(k)	540	187
Class B5, 2.1488% 2/10/36 (e)(k)	360	115
Series 2004-B:
Class B4, 1.5488% 2/10/36 (e)(k)	234	65
Class B5, 1.9988% 2/10/36 (e)(k)	181	45
Class B6, 2.4488% 2/10/36 (e)(k)	63	13
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.3988% 9/10/36 (e)(k)	$ 301	$ 88
Class B5, 1.7988% 9/10/36 (e)(k)	338	91
Class B6, 2.1988% 9/10/36 (e)(k)	75	16
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (k)	1,163	897
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,923	1,699
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (k)	1,475	1,082
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (e)(k)	185	139
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (e)(k)	380	370
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	1,213	922
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (e)	1,466	0*
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (e)	5,280	4,594
Class E, 6.706% 11/15/35 (e)	1,410	1,191
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (k)	1,004	612
Series 2004-1 Class A, 1.8888% 2/20/34 (k)	108	69
Series 2004-10 Class A4, 4.5188% 11/20/34 (k)	156	97
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (k)	472	290
Series 2004-3 Class A, 3.885% 5/20/34 (k)	1,658	1,012
Series 2004-4 Class A, 4.4388% 5/20/34 (k)	1,940	1,207
Series 2004-5 Class A3, 2.9113% 6/20/34 (k)	1,686	1,031
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (k)	1,120	718
Class A3B, 2.3038% 7/20/34 (k)	33	20
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (k)	172	103
Class A3B, 2.1388% 7/20/34 (k)	21	12
Series 2004-8 Class A2, 2.15% 9/20/34 (k)	1,878	1,216
Series 2005-1 Class A2, 1.8388% 2/20/35 (k)	1,570	973
Series 2005-2 Class A2, 2.03% 3/20/35 (k)	357	215
Series 2005-3 Class A1, 0.67% 5/20/35 (k)	173	93
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (k)	$ 354	$ 5
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.6738% 6/25/35 (k)	731	497
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (e)(k)	63	27
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (k)	2,204	1,124
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (e)(k)	5,922	3,705
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (k)	102	98
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (k)	374	361
Series 2003-AR10 Class A7, 4.669% 10/25/33 (k)	4,404	2,765
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (k)	1,715	1,698
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (k)	5,298	4,220
Series 2004-V Class 1A2, 4.0139% 10/25/34 (k)	3,458	2,763
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (k)	17,166	13,389
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (k)	792	605
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	12,803	9,851
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (k)	1,371	1,055
Series 2005-AR4 Class 2A2, 4.5395% 4/25/35 (k)	21,343	17,034
TOTAL PRIVATE SPONSOR		140,882
U.S. Government Agency - 4.4%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,974	3,049
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,245
Series 2006-64 Class PA, 5.5% 2/25/30	16,039	16,508
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-122 Class TU, 4% 5/25/16	297	297
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,539
Series 2006-4 Class PB, 6% 9/25/35	15,554	16,189
Series 2006-49 Class CA, 6% 2/25/31	20,668	21,284
Series 2006-54 Class PE, 6% 2/25/33	7,085	7,335
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 3,814	$ 3,966
Series 2002-56 Class MC, 5.5% 9/25/17	2,405	2,497
Series 2003-123 Class AB, 4% 10/25/16	6,011	6,100
Series 2003-76 Class BA, 4.5% 3/25/18	10,091	10,334
Series 2004-3 Class BA, 4% 7/25/17	398	404
Series 2004-45 Class AV, 4.5% 10/25/22	685	683
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,741	1,814
Series 2508 Class UL, 5% 12/15/16	2,566	2,648
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	5,043	5,277
Series 2394 Class KD, 6% 12/15/16	2,881	3,028
Series 2417 Class EH, 6% 2/15/17	1,617	1,699
Series 2535 Class PC, 6% 9/15/32	5,578	5,769
Series 2617 Class TH, 4.5% 5/15/15	5,830	5,900
Series 2656 Class BW, 4.5% 4/15/28	7,156	7,233
Series 2690 Class PD, 5% 2/15/27	10,267	10,525
Series 2702 Class AB, 4.5% 7/15/27	17,987	18,443
Series 2755 Class LC, 4% 6/15/27	9,078	9,238
Series 2901 Class UM, 4.5% 1/15/30	14,033	14,296
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	3,562	3,740
Series 2635 Class DG, 4.5% 1/15/18	11,543	11,836
Series 2780 Class A, 4% 12/15/14	9,687	9,758
Series 2786 Class GA, 4% 8/15/17	4,715	4,797
Series 2809 Class UA, 4% 12/15/14	1,001	1,008
Series 2970 Class YA, 5% 9/15/18	4,173	4,300
Series 3077 Class GA, 4.5% 8/15/19	7,411	7,611
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	166	166
TOTAL U.S. GOVERNMENT AGENCY		237,516
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $450,528)		378,398
Commercial Mortgage Securities - 5.8%
	Principal Amount (000s)	Value (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9867% 2/3/11 (e)(k)(m)	$ 80,590	$ 1,537
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5863% 2/14/43 (k)(m)	23,317	826
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	2,837	2,764
Series 2007-3 Class A1, 5.6583% 6/10/49 (k)	6,923	5,516
Series 2006-5 Class XP, 0.832% 9/10/47 (m)	106,523	2,086
Series 2006-6 Class XP, 0.4316% 10/10/45 (k)(m)	169,846	2,461
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.794% 7/11/43 (e)(k)(m)	31,168	481
Series 2004-6 Class XP, 0.4529% 12/10/42 (k)(m)	40,781	439
Series 2005-4 Class XP, 0.1697% 7/10/45 (k)(m)	59,367	334
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (e)(k)	415	187
Class G, 0.9913% 3/15/22 (e)(k)	269	102
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (e)(k)	1,067	480
Class G, 0.785% 10/15/19 (e)(k)	727	254
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (e)(k)	71	41
Series 2004-1:
Class A, 0.8338% 4/25/34 (e)(k)	3,114	2,336
Class B, 2.3738% 4/25/34 (e)(k)	330	124
Class M1, 1.0338% 4/25/34 (e)(k)	282	176
Class M2, 1.6738% 4/25/34 (e)(k)	246	129
Series 2004-2:
Class A, 0.9038% 8/25/34 (e)(k)	2,260	1,808
Class M1, 1.0538% 8/25/34 (e)(k)	783	490
Series 2004-3:
Class A1, 0.8438% 1/25/35 (e)(k)	3,757	2,724
Class A2, 0.8938% 1/25/35 (e)(k)	533	373
Class M1, 0.9738% 1/25/35 (e)(k)	244	159
Class M2, 1.4738% 1/25/35 (e)(k)	158	87
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (e)(k)	1,033	723
Class M1, 0.9038% 8/25/35 (e)(k)	77	31
Class M2, 0.9538% 8/25/35 (e)(k)	126	51
Class M3, 0.9738% 8/25/35 (e)(k)	70	24
Class M4, 1.0838% 8/25/35 (e)(k)	64	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (e)(k)	$ 563	$ 366
Class A2, 0.8738% 11/25/35 (e)(k)	365	237
Class M1, 0.9138% 11/25/35 (e)(k)	67	25
Class M2, 0.9638% 11/25/35 (e)(k)	85	32
Class M3, 0.9838% 11/25/35 (e)(k)	76	26
Class M4, 1.0738% 11/25/35 (e)(k)	94	33
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (e)(k)	5,435	3,125
Class B1, 1.8738% 1/25/36 (e)(k)	426	149
Class M1, 0.9238% 1/25/36 (e)(k)	1,735	998
Class M2, 0.9438% 1/25/36 (e)(k)	564	310
Class M3, 0.9738% 1/25/36 (e)(k)	748	374
Class M4, 1.0838% 1/25/36 (e)(k)	415	197
Class M5, 1.1238% 1/25/36 (e)(k)	415	187
Class M6, 1.1738% 1/25/36 (e)(k)	421	177
Series 2006-1:
Class A2, 0.8338% 4/25/36 (e)(k)	1,835	1,207
Class M1, 0.8538% 4/25/36 (e)(k)	570	285
Class M2, 0.8738% 4/25/36 (e)(k)	604	272
Class M3, 0.8938% 4/25/36 (e)(k)	518	218
Class M4, 0.9938% 4/25/36 (e)(k)	294	160
Class M5, 1.0338% 4/25/36 (e)(k)	283	108
Class M6, 1.1138% 4/25/36 (e)(k)	619	320
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (e)(k)	2,020	1,616
Class A2, 0.7538% 7/25/36 (e)(k)	1,497	1,197
Class B1, 1.3438% 7/25/36 (e)(k)	542	108
Class B3, 3.1738% 7/25/36 (e)(k)	893	179
Class M1, 0.7838% 7/25/36 (e)(k)	1,570	785
Class M2, 0.8038% 7/25/36 (e)(k)	1,106	531
Class M3, 0.8238% 7/25/36 (e)(k)	875	394
Class M4, 0.8938% 7/25/36 (e)(k)	586	235
Class M5, 0.9438% 7/25/36 (e)(k)	723	253
Class M6, 1.0138% 7/25/36 (e)(k)	1,136	398
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (e)(k)	118	37
Class B2, 1.8238% 10/25/36 (e)(k)	85	25
Class B3, 3.0738% 10/25/36 (e)(k)	139	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M4, 0.9038% 10/25/36 (e)(k)	$ 131	$ 57
Class M5, 0.9538% 10/25/36 (e)(k)	156	63
Class M6, 1.0338% 10/25/36 (e)(k)	306	115
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (e)(k)	564	384
Class A2, 0.7438% 12/25/36 (e)(k)	2,542	1,763
Class B1, 1.1738% 12/25/36 (e)(k)	89	18
Class B2, 1.7238% 12/25/36 (e)(k)	92	42
Class B3, 2.9238% 12/25/36 (e)(k)	154	68
Class M1, 0.7638% 12/25/36 (e)(k)	184	118
Class M2, 0.7838% 12/25/36 (e)(k)	124	78
Class M3, 0.8138% 12/25/36 (e)(k)	125	53
Class M4, 0.8738% 12/25/36 (e)(k)	150	60
Class M5, 0.9138% 12/25/36 (e)(k)	137	55
Class M6, 0.9938% 12/25/36 (e)(k)	124	69
Series 2007-1:
Class A2, 0.7438% 3/25/37 (e)(k)	2,755	1,584
Class B1, 1.1438% 3/25/37 (e)(k)	884	310
Class B2, 1.6238% 3/25/37 (e)(k)	637	202
Class B3, 3.8238% 3/25/37 (e)(k)	1,809	529
Class M1, 0.7438% 3/25/37 (e)(k)	748	406
Class M2, 0.7638% 3/25/37 (e)(k)	562	291
Class M3, 0.7938% 3/25/37 (e)(k)	499	250
Class M4, 0.8438% 3/25/37 (e)(k)	384	184
Class M5, 0.8938% 3/25/37 (e)(k)	626	282
Class M6, 0.9738% 3/25/37 (e)(k)	875	350
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (e)(k)	424	256
Class A2, 0.7938% 7/25/37 (e)(k)	397	245
Class B1, 2.0738% 7/25/37 (e)(k)	124	39
Class B2, 2.7238% 7/25/37 (e)(k)	108	33
Class B3, 3.8238% 7/25/37 (e)(k)	121	36
Class M1, 0.8438% 7/25/37 (e)(k)	141	77
Class M2, 0.8838% 7/25/37 (e)(k)	79	41
Class M3, 0.9638% 7/25/37 (e)(k)	80	40
Class M4, 1.1238% 7/25/37 (e)(k)	155	65
Class M5, 1.2238% 7/25/37 (e)(k)	137	54
Class M6, 1.4738% 7/25/37 (e)(k)	174	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.7638% 7/25/37 (e)(k)	$ 703	$ 522
Class B1, 1.4238% 7/25/37 (e)(k)	604	288
Class B2, 2.0738% 7/25/37 (e)(k)	1,563	744
Class B3, 4.4738% 7/25/37 (e)(k)	810	372
Class M1, 0.7838% 7/25/37 (e)(k)	522	303
Class M2, 0.8138% 7/25/37 (e)(k)	559	314
Class M3, 0.8438% 7/25/37 (e)(k)	908	479
Class M4, 0.9738% 7/25/37 (e)(k)	1,424	745
Class M5, 1.0738% 7/25/37 (e)(k)	722	371
Class M6, 1.2738% 7/25/37 (e)(k)	550	279
Series 2007-4A:
Class A2, 1.0238% 9/25/37 (e)(k)	5,053	3,537
Class B1, 3.0238% 9/25/37 (e)(k)	841	267
Class B2, 3.9238% 9/25/37 (e)(k)	3,133	916
Class M1, 1.4238% 9/25/37 (e)(k)	785	392
Class M2, 1.5238% 9/25/37 (e)(k)	785	353
Class M4, 2.0738% 9/25/37 (e)(k)	2,061	825
Class M5, 2.2238% 9/25/37 (e)(k)	2,061	773
Class M6, 2.4238% 9/25/37 (e)(k)	2,062	722
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)	24,069	265
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(m)	59,842	3,591
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (e)(k)	542	309
Class H, 1.1113% 3/15/19 (e)(k)	365	164
Class J, 1.3113% 3/15/19 (e)(k)	274	110
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (e)(k)	281	175
Class E, 0.755% 3/15/22 (e)(k)	1,459	856
Class F, 0.805% 3/15/22 (e)(k)	895	501
Class G, 0.855% 3/15/22 (e)(k)	230	125
Class H, 1.005% 3/15/22 (e)(k)	281	126
Class J, 1.155% 3/15/22 (e)(k)	281	112
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	2,375	2,385
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	5,656
Series 2007-PW17 Class A1, 5.282% 6/11/50	8,122	7,769
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2002-TOP8 Class X2, 2.0827% 8/15/38 (e)(k)(m)	$ 35,994	$ 1,097
Series 2003-PWR2 Class X2, 0.4666% 5/11/39 (e)(k)(m)	73,485	769
Series 2004-PWR6 Class X2, 0.6189% 11/11/41 (e)(k)(m)	24,558	463
Series 2005-PWR9 Class X2, 0.3886% 9/11/42 (e)(k)(m)	163,436	1,926
Series 2006-PW13 Class A1, 5.294% 9/11/41	9,544	9,284
Series 2007-T28 Class A1, 5.422% 9/11/42	3,587	3,437
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (e)(k)	6,795	2,951
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.908% 5/15/35 (e)(k)(m)	147,699	5,832
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (e)(k)	2,291	2,276
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (e)(k)	299	93
Class H, 0.825% 11/15/36 (e)(k)	239	72
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	2,130	2,060
Series 2004-C2 Class XP, 0.8937% 10/15/41 (e)(k)(m)	31,818	611
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	5,357	5,271
Series 2006-CD3 Class X3, 0.4227% 10/15/48 (k)(m)	314,168	4,951
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (k)	3,641	3,509
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (e)(k)	640	303
Class E, 0.825% 4/15/17 (e)(k)	204	95
Class F, 0.865% 4/15/17 (e)(k)	116	51
Class G, 1.005% 4/15/17 (e)(k)	116	50
Class H, 1.075% 4/15/17 (e)(k)	116	47
Class J, 1.305% 4/15/17 (e)(k)	89	40
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (e)(k)	262	87
Class G, 0.9613% 11/15/17 (e)(k)	181	57
Series 2004-LBN2 Class X2, 0.8624% 3/10/39 (e)(k)(m)	10,410	155
Series 2005-LP5 Class XP, 0.3666% 5/10/43 (k)(m)	56,639	373
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	$ 759	$ 758
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6637% 12/15/39 (k)(m)	238,132	5,623
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	4,476	4,185
Series 1998-C1 Class D, 7.17% 5/17/40	4,213	4,208
Series 1999-C1 Class E, 8.0405% 9/15/41 (k)	6,370	6,077
Series 2001-CK6 Class AX, 0.645% 9/15/18 (m)	111,564	2,256
Series 2003-C3 Class ASP, 1.6988% 5/15/38 (e)(k)(m)	85,569	1,558
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (e)(k)(m)	53,730	891
Series 2005-C1 Class ASP, 0.3423% 2/15/38 (e)(k)(m)	303,319	2,291
Series 2005-C2 Class ASP, 0.5505% 4/15/37 (e)(k)(m)	52,625	710
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (e)(k)	1,256	377
0.7313% 2/15/22 (e)(k)	448	112
Class F, 0.7813% 2/15/22 (e)(k)	897	197
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,249	6,266
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	5,574
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	7,149	7,039
Series 2001-1 Class X1, 1.0537% 5/15/33 (e)(k)(m)	73,058	1,371
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	8,463	7,648
Series 2004-C3 Class X2, 0.6604% 12/10/41 (k)(m)	38,693	460
Series 2006-C1 Class XP, 0.1363% 11/10/45 (k)(m)	83,481	453
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9758% 1/5/36 (e)(k)(m)	70,858	977
Series 2005-GG3 Class XP, 0.7646% 8/10/42 (e)(k)(m)	149,792	2,568
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.885% 6/6/20 (e)(k)	562	320
Series 2007-EOP:
Class C, 0.765% 3/6/20 (e)(k)	3,810	2,438
Class D, 0.815% 3/6/20 (e)(k)	1,140	730
Class E, 0.885% 3/6/20 (e)(k)	1,905	1,200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class F, 0.925% 3/6/20 (e)(k)	$ 950	$ 580
Class G, 0.965% 3/6/20 (e)(k)	470	282
Class H, 1.095% 3/6/20 (e)(k)	785	471
Class J, 1.295% 3/6/20 (e)(k)	1,125	641
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	1,200	1,244
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	4,870	5,205
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (e)	278	281
Class B, 7.3% 8/3/15 (e)	1,980	2,017
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,977	1,951
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(k)(m)	25,963	216
Series 2003-CB7 Class X2, 0.7683% 1/12/38 (e)(k)(m)	12,184	146
Series 2003-LN1 Class X2, 0.6341% 10/15/37 (e)(k)(m)	88,391	862
Series 2004-C1 Class X2, 0.9723% 1/15/38 (e)(k)(m)	13,796	222
Series 2004-CB8 Class X2, 1.1064% 1/12/39 (e)(k)(m)	19,388	322
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.6913% 11/15/18 (e)(k)	155	73
Class E, 0.7413% 11/15/18 (e)(k)	220	99
Class F, 0.7913% 11/15/18 (e)(k)	330	145
Class G, 0.8213% 11/15/18 (e)(k)	287	121
Class H, 0.9613% 11/15/18 (e)(k)	220	88
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (k)	5,079	4,942
Series 2008-C2 Class A1, 5.017% 2/12/51	2,281	2,163
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,493	4,480
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	3,557	3,476
Series 2006-C7 Class A1, 5.279% 11/15/38	1,629	1,589
Series 2007-C1 Class A1, 5.391% 2/15/40 (k)	2,158	2,110
Series 2007-C2 Class A1, 5.226% 2/15/40	2,048	1,998
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2002-C4 Class XCP, 1.3959% 10/15/35 (e)(k)(m)	$ 56,318	$ 448
Series 2002-C7 Class XCP, 0.9632% 1/15/36 (e)(k)(m)	39,014	316
Series 2003-C1 Class XCP, 1.2936% 12/15/36 (e)(k)(m)	20,147	250
Series 2004-C2 Class XCP, 0.8376% 3/15/36 (e)(k)(m)	30,515	597
Series 2004-C6 Class XCP, 0.6492% 8/15/36 (e)(k)(m)	37,752	470
Series 2006-C1 Class XCP, 0.308% 2/15/41 (k)(m)	226,217	2,450
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	140,280	3,030
Series 2007-C1 Class XCP, 0.4751% 2/15/40 (k)(m)	55,096	878
Series 2007-C2 Class XCP, 0.5002% 2/15/40 (k)(m)	262,816	4,743
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	5,530	4,989
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (e)(k)	770	316
Class G, 0.815% 9/15/21 (e)(k)	1,521	556
Class H, 0.855% 9/15/21 (e)(k)	392	136
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5454% 7/12/34 (e)(k)(m)	18,853	107
Series 2005-MCP1 Class XP, 0.5561% 6/12/43 (k)(m)	49,691	865
Series 2005-MKB2 Class XP, 0.2538% 9/12/42 (k)(m)	24,610	156
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	2,268	2,210
Series 2007-8 Class A1, 4.622% 8/12/49	3,531	3,367
Series 2006-4 Class XP, 0.6219% 12/12/49 (k)(m)	109,473	2,502
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (e)(k)	554	55
Series 2007-XCLA Class A1, 0.662% 7/17/17 (e)(k)	1,845	1,015
Series 2007-XLCA Class B, 0.9613% 7/17/17 (e)(k)	1,050	95
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (e)(k)	449	112
Class E, 0.712% 10/15/20 (e)(k)	562	112
Class F, 0.762% 10/15/20 (e)(k)	337	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.802% 10/15/20 (e)(k)	$ 417	$ 63
Class H, 0.892% 10/15/20 (e)(k)	262	26
Class J, 1.042% 10/15/20 (e)(k)	300	24
Class MHRO, 1.152% 10/15/20 (e)(k)	122	13
Class MJPM, 1.462% 10/15/20 (e)(k)	41	4
Class MSTR, 1.162% 10/15/20 (e)(k)	75	11
Class NHRO, 1.352% 10/15/20 (e)(k)	178	16
Class NSTR, 1.312% 10/15/20 (e)(k)	70	8
sequential payer:
Series 2003-IQ5 Class X2, 0.9046% 4/15/38 (e)(k)(m)	28,158	504
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,030	1,019
Series 2006-T23 Class A1, 5.682% 8/12/41	2,276	2,203
Series 2007-HQ11 Class A1, 5.246% 2/20/44	3,739	3,630
Series 2003-IQ6 Class X2, 0.5824% 12/15/41 (e)(k)(m)	55,055	786
Series 2005-HQ5 Class X2, 0.2375% 1/14/42 (k)(m)	53,586	342
Series 2005-IQ9 Class X2, 1.0444% 7/15/56 (e)(k)(m)	50,951	1,229
Series 2005-TOP17 Class X2, 0.5794% 12/13/41 (k)(m)	35,484	633
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (e)(k)	1,434	115
Class D, 1.1613% 7/17/17 (e)(k)	675	47
Class E, 1.2613% 7/17/17 (e)(k)	548	33
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.327% 3/12/35 (e)(k)(m)	51,868	1,204
Series 2003-TOP9 Class X2, 1.4362% 11/13/36 (e)(k)(m)	29,681	747
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (e)(k)	1,332	1,092
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (e)(k)	859	473
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (e)(k)	938	385
Class F, 0.795% 8/11/18 (e)(k)	1,264	379
Class G, 0.815% 8/11/18 (e)(k)	1,198	299
Class J, 0.9331% 8/11/18 (e)(k)	266	96
Class X1A, 0.0239% 9/15/21 (e)(k)(m)	1,906	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (e)(k)	$ 63	$ 16
Class AP2, 1.255% 6/15/20 (e)(k)	103	21
Class F, 0.935% 6/15/20 (e)(k)	2,000	640
Class LXR2, 1.255% 6/15/20 (e)(k)	1,364	205
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	11,674	11,038
Series 2007-C30 Class A1, 5.031% 12/15/43	3,615	3,516
Series 2007-C31 Class A1, 5.14% 4/15/47	2,403	2,337
Series 2005-C20 Class A3SF, 0.4588% 7/15/42 (k)	7,208	6,433
Series 2006-C23 Class X, 0.0807% 1/15/45 (e)(k)(m)	1,086,185	4,719
Series 2006-C24 Class XP, 0.0768% 3/15/45 (e)(k)(m)	191,424	808
Series 2007-C30 Class XP, 0.4336% 12/15/43 (e)(k)(m)	274,287	4,494
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $370,180)		311,299
Municipal Securities - 0.1%

Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/11 (Cost $5,280)	5,000	5,388
Commercial Paper - 0.8%

Bank of Nova Scotia yankee 0.76% 5/12/09	9,000	8,982
Lloyds TSB Bank PLC yankee 1.15% 5/11/09	16,000	15,968
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	18,000	17,947
TOTAL COMMERCIAL PAPER (Cost $42,876)		42,897
Fixed-Income Funds - 1.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	517,734	36,723
Fidelity Corporate Bond 1-5 Year Central Fund (l)	516,741	47,535
TOTAL FIXED-INCOME FUNDS (Cost $103,164)		84,258
Cash Equivalents - 19.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 124,025	$ 124,022
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	935,684	935,662
TOTAL CASH EQUIVALENTS (Cost $1,059,684)		1,059,684
TOTAL INVESTMENT PORTFOLIO - 119.1% (Cost $6,833,911)		6,417,489
NET OTHER ASSETS - (19.1)%		(1,027,110)
NET ASSETS - 100%		$ 5,390,379
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
519 Eurodollar 90 Day Index Contracts	March 2009	$ 517,329	$ 2,762
379 Eurodollar 90 Day Index Contracts	June 2009	377,764	1,169
381 Eurodollar 90 Day Index Contracts	Sept. 2009	379,690	1,213
326 Eurodollar 90 Day Index Contracts	Dec. 2009	324,741	(25)
326 Eurodollar 90 Day Index Contracts	March 2010	324,639	(9)
326 Eurodollar 90 Day Index Contracts	June 2010	324,464	10
TOTAL EURODOLLAR CONTRACTS			$ 5,120

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (j)

	Nov. 2034	$ 1,462	$ (1,354)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	479	(257)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (j)	May 2033	1,462	(1,228)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	427	(393)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3) (j)	Feb. 2035	2,400	(2,263)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (j)	August 2034	353	(208)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (j)	June 2035	2,400	(2,275)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (j)

	Oct. 2034	$ 437	$ (259)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (j)	April 2032	129	(105)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)	March 2034	101	(7)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (j)	Feb. 2034	4	(4)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (j)	March 2009	4,600	(2)
		$ 14,254	$ (8,355)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,753,000 or 7.2% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $64,428,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,773,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,429,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,041,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 8,432
(o) Non-income producing.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$124,022,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 48,629
UBS Securities LLC	75,393
$ 124,022
$935,662,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 935,662
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 993
Fidelity Corporate Bond 1-5 Year Central Fund	1,730
Fidelity Ultra-Short Central Fund	2,874
Total	$ 5,597
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 67,969	$ 993	$ 24,810	$ 36,723	4.5%
Fidelity Corporate Bond 1-5 Year Central Fund	87,771	1,730	36,676	47,535	13.4%
Fidelity Ultra-Short Central Fund	404,096	-	340,103*	-	0.0%
Total	$ 559,836	$ 2,723	$ 401,589	$ 84,258
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,417,489	$ 84,258	$ 6,220,693	$ 112,538
Other Financial Instruments*	$ (3,235)	$ 5,120	$ (3,701)	$ (4,654)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 24,336	$ (12,767)
Total Realized Gain (Loss)	160	-*
Total Unrealized Gain (Loss)	(50,327)	8,416
Cost of Purchases	27,057	-
Proceeds of Sales	(6,387)	-
Amortization/Accretion	(2,047)	-
Transfer in/out of Level 3	119,746	(303)
Ending Balance	$ 112,538	$ (4,654)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(9,162,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $59,494,000 of which $22,435,000, $14,473,000, $2,521,000 and $20,065,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2009 approximately $134,833,000 of losses recognized during the period November 1, 2007 to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $916,515 and repurchase agreements of $1,059,684) - See accompanying schedule: Unaffiliated issuers (cost $6,730,747)	$ 6,333,231
Fidelity Central Funds (cost $103,164)	84,258
Total Investments (cost $6,833,911)		$ 6,417,489
Cash		336
Receivable for investments sold		107,778
Receivable for swap agreements		28
Receivable for fund shares sold		5,006
Interest receivable		30,685
Distributions receivable from Fidelity Central Funds		311
Receivable for daily variation on futures contracts		50
Other receivables		52
Total assets		6,561,735

Liabilities
Payable for investments purchased Regular delivery	$ 14,342
Delayed delivery	202,189
Payable for swap agreements	2,165
Payable for fund shares redeemed	5,987
Distributions payable	559
Unrealized depreciation on swap agreements	8,355
Accrued management fee	1,447
Other affiliated payables	586
Other payables and accrued expenses	63
Collateral on securities loaned, at value	935,663
Total liabilities		1,171,356

Net Assets		$ 5,390,379
Net Assets consist of:
Paid in capital		$ 6,186,879
Undistributed net investment income		4,667
Accumulated undistributed net realized gain (loss) on investments		(381,510)
Net unrealized appreciation (depreciation) on investments		(419,657)
Net Assets, for 679,152 shares outstanding		$ 5,390,379
Net Asset Value, offering price and redemption price per share ($5,390,379 ÷ 679,152 shares)		$ 7.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 106,344
Income from Fidelity Central Funds		5,597
Total income		111,941

Expenses
Management fee	$ 9,286
Transfer agent fees	2,903
Fund wide operations fee	862
Independent trustees' compensation	11
Miscellaneous	20
Total expenses before reductions	13,082
Expense reductions	(41)	13,041
Net investment income		98,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,002)
Fidelity Central Funds	(160,512)
Futures contracts	10,189
Swap agreements	(11,455)
Total net realized gain (loss)		(179,780)
Change in net unrealized appreciation (depreciation) on: Investment securities	(99,551)
Futures contracts	(3,792)
Swap agreements	8,774
Total change in net unrealized appreciation (depreciation)		(94,569)
Net gain (loss)		(274,349)
Net increase (decrease) in net assets resulting from operations		$ (175,449)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 98,900	$ 309,683
Net realized gain (loss)	(179,780)	(156,867)
Change in net unrealized appreciation (depreciation)	(94,569)	(132,329)
Net increase (decrease) in net assets resulting from operations	(175,449)	20,487
Distributions to shareholders from net investment income	(99,634)	(306,499)
Share transactions Proceeds from sales of shares	478,898	1,437,934
Reinvestment of distributions	94,875	290,157
Cost of shares redeemed	(1,602,796)	(2,088,864)
Net increase (decrease) in net assets resulting from share transactions	(1,029,023)	(360,773)
Total increase (decrease) in net assets	(1,304,106)	(646,785)

Net Assets
Beginning of period	6,694,485	7,341,270
End of period (including undistributed net investment income of $4,667 and undistributed net investment income of $5,401, respectively)	$ 5,390,379	$ 6,694,485
Other Information Shares
Sold	59,230	168,510
Issued in reinvestment of distributions	11,803	34,126
Redeemed	(197,544)	(244,923)
Net increase (decrease)	(126,511)	(42,287)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 G

2006 J

2005 J

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04
Income from Investment Operations
Net investment income D	.138	.376	.421	.133	.344	.243	.236
Net realized and unrealized gain (loss)	(.370)	(.355)	(.208)	.037	(.107)	(.067)	(.057)
Total from investment operations	(.232)	.021	.213	.170	.237	.176	.179
Distributions from net investment income	(.138)	(.371)	(.413)	(.130)	(.337)	(.246)	(.229)
Net asset value, end of period	$ 7.94	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99
Total Return B, C	(2.80)%	.23%	2.41%	1.95%	2.70%	1.98%	1.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45% A	.46%	.56%	.57%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.46%	.56%	.57%
Expenses net of all reductions	.45% A	.45%	.45%	.44% A	.46%	.56%	.57%
Net investment income	3.43% A	4.42%	4.77%	4.48% A	3.88%	2.71%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 5,390	$ 6,694	$ 7,341	$ 6,345	$ 5,865	$ 4,879	$ 5,513
Portfolio turnover rate F	200% A	71%	82% I	55% A	62%	93%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,142
Unrealized depreciation	(461,792)
Net unrealized appreciation (depreciation)	$ (411,650)
Cost for federal income tax purposes	$ 6,829,139

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes,

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $14,254 representing .26% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $327,247 and $1,149,149, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee - continued

equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transaction. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro-rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $203,372 in return for its 3,253 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $868.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by and transfer agent expenses by $29 and $12, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in aggregate of approximately 29% of the total outstanding shares of the fund.

In March 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro-rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

11. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STP-USAN-0409
1.784864.105

Fidelity®
U.S. Bond Index
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.32%	$ 1,000.00	$ 1,015.10	$ 1.60
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.21	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 86.6%	U.S. Government and U.S. Government Agency Obligations 77.2%
AAA 5.2%	AAA 7.1%
AA 2.2%	AA 3.5%
A 6.2%	A 5.9%
BBB 8.3%	BBB 9.7%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (9.2)%	Short-Term Investments and Net Other Assets† (3.9)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	5.2	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.7	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 17.7%		Corporate Bonds 19.6%
	U.S. Government and U.S. Government Agency Obligations 86.6%		U.S. Government and U.S. Government Agency Obligations 77.2%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.8%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (9.2)%		Short-Term Investments and Net Other Assets† (3.9)%
* Foreign investments	3.5%	** Foreign investments	4.7%
* Futures and swaps	0.0%	** Futures and swaps	0.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,218
5.875% 3/15/11	2,058	1,959
		7,177
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	7,700	7,661
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,389
6.3% 3/1/38	7,045	7,255
		9,644
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,138
5.875% 1/15/36	14,806	10,223
		14,361
Media - 0.8%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,892
6.875% 5/1/12	2,418	2,437
7.625% 4/15/31	3,250	3,049
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	524
Comcast Corp.:
4.95% 6/15/16	1,862	1,664
5.5% 3/15/11	378	384
5.7% 5/15/18	2,940	2,717
5.85% 1/15/10	61	62
COX Communications, Inc.:
4.625% 1/15/10	2,121	2,103
4.625% 6/1/13	4,425	4,001
6.45% 12/1/36 (c)	1,829	1,467
6.95% 6/1/38 (c)	906	759
News America Holdings, Inc. 7.75% 12/1/45	3,160	2,744
News America, Inc.:
4.75% 3/15/10	242	236
5.3% 12/15/14	868	817
6.15% 3/1/37	3,955	3,078
6.9% 3/1/19 (c)	2,899	2,745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 2,421	$ 2,329
5.85% 5/1/17	5,801	5,246
6.2% 7/1/13	2,302	2,229
6.75% 7/1/18	1,162	1,102
7.3% 7/1/38	8,000	7,298
8.75% 2/14/19	3,313	3,536
Time Warner, Inc.:
5.875% 11/15/16	6,061	5,679
6.5% 11/15/36	7,160	6,127
Viacom, Inc.:
6.125% 10/5/17	5,420	4,461
6.75% 10/5/37	1,865	1,351
		70,037
Multiline Retail - 0.0%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	2,324	1,667
Specialty Retail - 0.2%
Home Depot, Inc. 2.0463% 12/16/09 (f)	4,237	4,114
Staples, Inc. 9.75% 1/15/14	17,926	18,807
		22,921
TOTAL CONSUMER DISCRETIONARY		133,468
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	73	62
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,046
5.75% 10/23/17	10,685	10,644
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,908	2,470
PepsiCo, Inc. 7.9% 11/1/18	11,180	13,435
		27,657
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
2.5025% 6/1/10 (f)	2,275	2,205
6.036% 12/10/28 (c)	7,680	5,862
6.302% 6/1/37 (f)	17,507	10,767
Wal-Mart Stores, Inc. 6.5% 8/15/37	8,275	8,860
		27,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (c)	$ 700	$ 653
6.625% 9/15/37 (c)	7,855	6,861
General Mills, Inc. 5.65% 2/15/19	13,501	13,490
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,789
6% 2/11/13	7,895	8,230
6.125% 2/1/18	5,497	5,461
6.75% 2/19/14	535	571
6.875% 2/1/38	11,063	10,973
		50,028
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,730
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	6,065	6,350
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,033
5.65% 5/16/18	6,789	6,590
6.375% 5/16/38	11,480	11,292
Reynolds American, Inc.:
6.75% 6/15/17	2,899	2,448
7.25% 6/15/37	7,220	5,256
		40,969
TOTAL CONSUMER STAPLES		148,078
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (c)	833	808
Noble Drilling Corp. 5.875% 6/1/13	1,074	1,042
Transocean Ltd. 5.25% 3/15/13	3,433	3,400
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,471
5.15% 3/15/13	2,255	1,995
7% 3/15/38	5,580	3,973
		12,689
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,675	2,043
BW Group Ltd. 6.625% 6/28/17 (c)	2,929	1,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 4,456	$ 4,260
5.7% 5/15/17	1,148	1,014
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	4,083	4,060
ConocoPhillips:
4.75% 2/1/14	1,045	1,057
5.75% 2/1/19	2,902	2,840
6.5% 2/1/39	7,529	7,297
Devon Energy Corp. 5.625% 1/15/14	2,321	2,339
Duke Capital LLC:
6.25% 2/15/13	991	982
6.75% 2/15/32	2,765	2,159
Duke Energy Field Services:
5.375% 10/15/15 (c)	1,211	993
6.45% 11/3/36 (c)	7,000	4,932
6.875% 2/1/11	2,291	2,286
7.875% 8/16/10	1,028	1,040
El Paso Natural Gas Co. 5.95% 4/15/17	926	792
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	1,678	1,684
Enbridge Energy Partners LP:
5.875% 12/15/16	1,789	1,534
6.5% 4/15/18	2,350	2,050
9.875% 3/1/19	2,902	3,012
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,777
Enterprise Products Operating LP:
4.625% 10/15/09	1,928	1,919
5.6% 10/15/14	1,937	1,799
5.65% 4/1/13	690	660
Gazstream SA 5.625% 7/22/13 (c)	1,088	974
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	3,826	3,475
Lukoil International Finance BV 6.656% 6/7/22 (c)	1,211	823
Nakilat, Inc. 6.067% 12/31/33 (c)	9,255	6,042
Nexen, Inc.:
5.05% 11/20/13	3,809	3,460
5.2% 3/10/15	900	772
5.875% 3/10/35	3,710	2,529
6.4% 5/15/37	12,035	8,493
NGPL PipeCo LLC 6.514% 12/15/12 (c)	8,099	7,830
Pemex Project Funding Master Trust:
2.82% 12/3/12 (c)(f)	2,040	1,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
3.2963% 6/15/10 (c)(f)	$ 1,233	$ 1,190
Petro-Canada:
6.05% 5/15/18	3,650	3,009
6.8% 5/15/38	8,445	6,219
Petroleos Mexicanos 8% 5/3/19 (c)	10,719	10,531
Plains All American Pipeline LP:
6.125% 1/15/17	1,795	1,529
6.65% 1/15/37	2,795	2,042
7.75% 10/15/12	2,336	2,352
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	2,959	3,048
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (c)	1,330	1,163
6.332% 9/30/27 (c)	5,465	4,271
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	2,694	2,622
Source Gas LLC 5.9% 4/1/17 (c)	3,510	2,631
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	9,266
6.85% 6/1/39	9,935	7,228
TEPPCO Partners LP:
5.9% 4/15/13	3,208	2,897
6.65% 4/15/18	4,513	3,805
7.55% 4/15/38	8,655	6,729
Texas Eastern Transmission LP 6% 9/15/17 (c)	7,230	6,754
TransCanada PipeLines Ltd. 6.35% 5/15/67 (f)	2,348	1,421
Valero Energy Corp. 6.625% 6/15/37	3,620	2,764
XTO Energy, Inc.:
5% 1/31/15	1,733	1,609
5.65% 4/1/16	1,189	1,116
5.9% 8/1/12	4,410	4,371
		179,776
TOTAL ENERGY		192,465
FINANCIALS - 6.9%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (f)	2,318	2,230
1.346% 8/21/09 (f)	1,159	1,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
1.3525% 7/16/09 (f)	$ 570	$ 563
2.4556% 9/9/09 (f)	1,259	1,239
3.25% 3/25/09	680	680
4.245% 1/7/10	1,206	1,182
4.5% 10/28/10	1,816	1,802
5.3% 10/30/15	1,159	1,069
5.85% 7/19/10	3,733	3,765
6.95% 8/10/12	1,338	1,385
BlackRock, Inc. 6.25% 9/15/17	11,603	11,034
Goldman Sachs Group, Inc.:
5.25% 10/15/13	5,848	5,410
5.45% 11/1/12	3,733	3,598
5.625% 1/15/17	7,000	5,614
5.95% 1/18/18	3,951	3,532
6.15% 4/1/18	1,951	1,773
6.6% 1/15/12	1,695	1,700
6.75% 10/1/37	24,510	17,427
6.875% 1/15/11	270	274
7.5% 2/15/19	1,741	1,724
Janus Capital Group, Inc.:
6.125% 9/15/11	2,377	1,664
6.5% 6/15/12	4,133	2,791
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	10,291
Lazard Group LLC:
6.85% 6/15/17	3,804	2,843
7.125% 5/15/15	1,364	1,035
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	9,752
6.15% 4/25/13	4,132	3,634
6.4% 8/28/17	3,140	2,470
6.875% 4/25/18	4,925	4,098
Morgan Stanley:
1.6475% 1/9/12 (f)	1,114	915
1.6975% 1/9/14 (f)	4,955	3,321
4.75% 4/1/14	4,287	3,595
5.05% 1/21/11	3,016	2,974
5.25% 11/2/12	242	228
5.45% 1/9/17	236	204
5.95% 12/28/17	5,745	5,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.6% 4/1/12	$ 5,666	$ 5,626
6.625% 4/1/18	5,055	4,668
6.75% 4/15/11	828	831
Northern Trust Corp. 5.5% 8/15/13	2,607	2,697
Scotland International Finance No. 2 BV 7.7% 8/15/10 (c)	968	971
The Bank of New York, Inc. 4.95% 11/1/12	3,828	3,850
UBS AG Stamford Branch:
5.75% 4/25/18	14,066	12,299
5.875% 12/20/17	10,218	9,053
		162,022
Commercial Banks - 1.5%
American Express Bank FSB:
5.5% 4/16/13	4,052	3,835
6% 9/13/17	615	545
ANZ National International Ltd. 6.2% 7/19/13 (c)	1,088	1,052
Bank of America NA:
5.3% 3/15/17	3,500	2,583
6% 10/15/36	2,419	1,663
Bank One Corp.:
5.25% 1/30/13	921	895
7.875% 8/1/10	685	707
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	1,695
BB&T Corp. 6.5% 8/1/11	1,231	1,255
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,574
Credit Suisse First Boston 6% 2/15/18	15,651	14,199
Credit Suisse First Boston New York Branch 5% 5/15/13	9,285	8,964
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (c)(f)	4,518	3,569
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,795
5.25% 2/10/14 (c)	559	502
5.5% 10/17/12	2,235	2,116
Fifth Third Bancorp:
4.5% 6/1/18	122	77
8.25% 3/1/38	2,079	1,507
HBOS PLC 6.75% 5/21/18 (c)	6,346	5,094
HSBC Holdings PLC 6.5% 9/15/37	10,000	8,704
JPMorgan Chase Bank 6% 10/1/17	2,075	1,963
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14	$ 1,109	$ 988
7% 2/1/11	1,113	1,100
Korea Development Bank:
3.875% 3/2/09	3,544	3,544
4.625% 9/16/10	1,816	1,767
4.75% 7/20/09	928	924
National City Bank, Cleveland:
4.15% 8/1/09	1,889	1,876
4.5% 3/15/10	2,915	2,896
PNC Funding Corp.:
1.3144% 1/31/12 (f)	5,926	4,714
7.5% 11/1/09	2,007	2,000
Rabobank Capital Funding Trust II 5.26% (c)(f)	563	242
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(f)	4,165	2,916
Standard Chartered Bank 6.4% 9/26/17 (c)	12,842	10,271
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(f)	2,905	1,307
Union Planters Corp. 7.75% 3/1/11	594	577
UnionBanCal Corp. 5.25% 12/16/13	656	612
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,244
6.6% 1/15/38	10,000	8,807
Wachovia Corp.:
1.2244% 10/15/11 (f)	3,978	3,529
1.255% 4/23/12 (f)	537	463
2.2525% 12/1/09 (f)	1,076	1,063
5.625% 10/15/16	3,367	2,994
5.75% 6/15/17	2,905	2,725
Wells Fargo & Co.:
4.2% 1/15/10	2,610	2,607
5.625% 12/11/17	10,972	10,414
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	581
		135,455
Consumer Finance - 0.8%
American Express Co. 8.15% 3/19/38	8,500	8,188
American Express Credit Corp. 5.875% 5/2/13	577	530
American General Finance Corp. 6.9% 12/15/17	5,465	2,173
Capital One Financial Corp. 2.4694% 9/10/09 (f)	3,246	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
2.6288% 6/11/10 (f)	$ 3,984	$ 3,530
6.45% 6/12/17	2,263	1,712
General Electric Capital Corp.:
5.625% 9/15/17	7,044	6,139
5.625% 5/1/18	15,000	12,850
6.375% 11/15/67 (f)	9,000	5,218
Household Finance Corp.:
6.375% 10/15/11	1,842	1,794
7% 5/15/12	464	461
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,272
5.25% 1/15/14	1,044	976
MBNA America Bank NA 7.125% 11/15/12 (c)	687	659
MBNA Corp. 7.5% 3/15/12	1,593	1,470
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	4,205	3,951
ORIX Corp. 5.48% 11/22/11	381	264
SLM Corp.:
1.2994% 7/27/09 (f)	2,472	2,301
1.3194% 7/26/10 (f)	11,189	9,219
1.3894% 10/25/11 (f)	2,321	1,626
2.1963% 3/15/11 (f)	111	84
4.5% 7/26/10	8,438	6,671
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	408	348
		74,561
Diversified Financial Services - 1.1%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,080
7.4% 1/15/11	8,580	7,966
BTM Curacao Holding NV 1.8975% 12/19/16 (c)(f)	460	355
CIT Group, Inc.:
1.3866% 6/8/09 (f)	1,161	1,110
4.75% 12/15/10	814	618
5.4% 2/13/12	2,432	1,836
Citigroup, Inc.:
1.3356% 5/18/11 (f)	2,784	2,329
5.3% 10/17/12	15,244	13,522
5.5% 4/11/13	13,899	12,586
6.125% 5/15/18	3,731	3,217
6.5% 1/18/11	1,295	1,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 6,095	$ 5,682
CME Group, Inc. 5.75% 2/15/14	501	504
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,839
6.375% 5/15/38	7,218	7,588
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	2,968	594
International Lease Finance Corp.:
5.4% 2/15/12	2,837	1,830
5.65% 6/1/14	11,005	6,436
6.375% 3/25/13	1,489	864
6.625% 11/15/13	2,695	1,536
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	2,703	2,171
5.6% 6/1/11	3,066	3,126
5.75% 1/2/13	2,196	2,169
6.75% 2/1/11	372	380
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	277	257
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,080	713
5.5% 1/15/14 (c)	688	471
5.7% 4/15/17 (c)	1,680	1,076
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	3,208	2,358
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(f)	2,301	1,012
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(f)	4,961	2,019
ZFS Finance USA Trust IV 5.875% 5/9/32 (c)(f)	2,477	954
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(f)	4,235	1,673
		101,092
Insurance - 0.6%
Assurant, Inc.:
5.625% 2/15/14	1,894	1,564
6.75% 2/15/34	1,948	1,216
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	427
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	1,477	916
Jackson National Life Global Funding 5.375% 5/8/13 (c)	746	682
Liberty Mutual Group, Inc. 6.5% 3/15/35 (c)	589	358
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5% 6/15/15	$ 1,153	$ 1,070
6.125% 12/1/11	981	983
7.717% 2/15/19	14,148	13,651
Metropolitan Life Global Funding I:
4.625% 8/19/10 (c)	3,268	3,183
5.125% 4/10/13 (c)	554	529
Monumental Global Funding II 5.65% 7/14/11 (c)	1,637	1,652
Monumental Global Funding III 5.5% 4/22/13 (c)	2,181	1,922
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,354	3,272
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	1,920
5.4% 6/13/35	447	264
5.5% 3/15/16	421	352
5.7% 12/14/36	380	232
8.875% 6/15/68 (f)	2,944	1,678
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	3,311	1,556
Symetra Financial Corp. 6.125% 4/1/16 (c)	5,133	4,046
The Chubb Corp.:
5.75% 5/15/18	4,175	4,015
6.5% 5/15/38	3,510	3,264
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,258
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	7,620
		57,630
Real Estate Investment Trusts - 0.9%
AMB Property LP 5.9% 8/15/13	2,556	1,772
Arden Realty LP 5.2% 9/1/11	1,327	1,337
AvalonBay Communities, Inc.:
4.95% 3/15/13	363	321
5.5% 1/15/12	2,371	2,209
6.125% 11/1/12	8,625	8,070
6.625% 9/15/11	810	781
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,058	2,947
5.625% 12/15/10	4,041	3,570
5.75% 4/1/12	2,528	1,390
BRE Properties, Inc.:
4.875% 5/15/10	2,559	2,408
5.75% 9/1/09	605	602
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10	$ 1,465	$ 1,319
5.375% 12/15/13	650	533
5.875% 11/30/12	2,931	2,521
Colonial Properties Trust 4.75% 2/1/10	5,599	5,354
CPG Partners LP 6% 1/15/13	1,008	896
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,106
5% 5/3/10	2,220	1,554
5.25% 4/15/11	2,410	1,186
5.375% 10/15/12	1,273	610
Duke Realty LP:
4.625% 5/15/13	621	418
5.25% 1/15/10	449	428
5.4% 8/15/14	5,172	3,528
5.625% 8/15/11	2,929	2,496
5.875% 8/15/12	1,038	795
5.95% 2/15/17	630	389
6.25% 5/15/13	6,720	5,040
6.5% 1/15/18	4,915	3,041
Equity One, Inc.:
6% 9/15/17	846	558
6.25% 1/15/17	489	333
Federal Realty Investment Trust:
5.4% 12/1/13	409	311
6% 7/15/12	2,905	2,390
6.2% 1/15/17	614	467
Hospitality Properties Trust 5.625% 3/15/17	1,189	662
HRPT Properties Trust:
5.75% 11/1/15	881	581
6.25% 6/15/17	1,221	754
6.65% 1/15/18	612	389
Liberty Property LP:
5.125% 3/2/15	840	610
5.5% 12/15/16	7,698	5,309
Mack-Cali Realty LP:
5.05% 4/15/10	803	755
7.25% 3/15/09	2,889	2,884
7.75% 2/15/11	967	909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
4.6% 6/15/10	$ 1,086	$ 1,040
4.875% 8/15/10	668	640
5% 3/1/12	360	310
5.375% 6/1/11	615	573
5.6% 9/1/11	2,692	2,503
5.75% 5/1/12	1,255	1,092
7.75% 1/20/11	813	777
Tanger Properties LP 6.15% 11/15/15	24	18
Washington (REIT) 5.95% 6/15/11	3,602	3,138
		84,624
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	3,403	3,100
Post Apartment Homes LP:
5.45% 6/1/12	1,342	1,127
6.3% 6/1/13	2,374	1,947
Regency Centers LP:
4.95% 4/15/14	605	442
5.25% 8/1/15	2,113	1,466
5.875% 6/15/17	1,046	726
		8,808
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.:
1.6863% 3/24/09 (f)	2,286	2,281
4.5% 6/15/10	475	461
5.8% 6/7/12	2,889	2,648
Countrywide Home Loans, Inc.:
4.125% 9/15/09	3,811	3,776
6.25% 4/15/09	602	603
Independence Community Bank Corp.:
3.585% 6/20/13 (f)	367	264
3.75% 4/1/14 (f)	4,178	2,799
4.9% 9/23/10	1,680	1,571
World Savings Bank FSB 4.125% 12/15/09	514	511
		14,914
TOTAL FINANCIALS		639,106
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	$ 2,928	$ 2,989
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,132
6.3% 8/15/14	3,584	2,609
		3,741
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,748
6.45% 9/15/37	3,250	3,432
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	2,964
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,023
Roche Holdings, Inc. 5% 3/1/14 (c)	5,887	5,954
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	933
		31,054
TOTAL HEALTH CARE		37,784
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (c)	2,615	2,609
6.4% 12/15/11 (c)	810	839
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	5,129
7.45% 5/1/34 (c)	1,860	1,088
United Technologies Corp. 6.125% 2/1/19	4,000	4,244
		13,909
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	74	73
6.978% 10/1/12	409	378
7.024% 4/15/11	2,803	2,719
7.858% 4/1/13	5,382	4,655
Continental Airlines, Inc.:
6.648% 9/15/17	3,197	2,526
6.82% 5/1/18	219	167
6.9% 7/2/19	861	693
7.056% 3/15/11	1,742	1,690
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 374	$ 271
7.57% 11/18/10	11,089	10,146
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,247	1,618
8.36% 7/20/20	1,530	1,178
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	560	401
6.071% 9/1/14	359	348
6.201% 3/1/10	229	216
6.602% 9/1/13	649	613
		27,692
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (f)	1,079	968
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,564
5.45% 10/15/12	613	627
6% 10/15/17	2,902	2,923
6.55% 10/15/37	4,250	4,225
General Electric Co. 5.25% 12/6/17	18,540	17,064
		27,403
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (c)	605	575
Road & Rail - 0.1%
CSX Corp. 6.25% 4/1/15	2,295	2,136
Norfolk Southern Corp. 5.75% 1/15/16 (c)	10,000	9,713
		11,849
TOTAL INDUSTRIALS		82,396
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19	3,479	3,362
5.9% 2/15/39	12,416	11,561
		14,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 2,922	$ 2,528
6% 10/1/12	3,840	3,385
6.55% 10/1/17	2,338	1,763
7.125% 10/1/37	2,475	1,615
		9,291
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,586	1,470
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 6.15% 6/15/12	1,470	1,153
TOTAL INFORMATION TECHNOLOGY		26,837
MATERIALS - 0.5%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	467	477
Lubrizol Corp. 8.875% 2/1/19	919	942
		1,419
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,296
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,697	1,578
6.4% 1/15/18	1,732	1,412
Sealed Air Corp. 6.95% 5/15/09 (c)	643	646
		3,636
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,957	2,001
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	1,983	2,042
Rio Tinto Finance Ltd.:
5.875% 7/15/13	3,233	2,939
6.5% 7/15/18	9,079	8,021
7.125% 7/15/28	8,480	6,963
United States Steel Corp.:
5.65% 6/1/13	1,470	1,203
6.65% 6/1/37	5,515	3,646
Vale Overseas Ltd. 6.25% 1/23/17	9,395	9,042
		35,857
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.:
5.85% 10/30/12	$ 147	$ 131
7.4% 6/15/14	2,565	2,063
		2,194
TOTAL MATERIALS		44,402
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,731
AT&T, Inc.:
5.8% 2/15/19	8,706	8,454
6.3% 1/15/38	838	753
6.7% 11/15/13	1,162	1,229
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	3,554
British Telecommunications PLC:
8.625% 12/15/10	2,692	2,805
9.125% 12/15/30	4,515	4,306
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,433
6.75% 8/20/18	3,595	3,677
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,131
5.875% 2/1/12	2,707	2,797
5.875% 8/15/12	968	1,004
6.15% 9/15/34	5,270	4,681
6.45% 6/15/34	11,795	10,828
Sprint Capital Corp. 6.875% 11/15/28	20,117	11,115
Telecom Italia Capital SA:
4% 1/15/10	4,844	4,760
4.95% 9/30/14	3,178	2,738
5.25% 10/1/15	4,571	3,856
6.999% 6/4/18	1,776	1,603
Telefonica Emisiones SAU:
1.555% 2/4/13 (f)	2,381	2,046
6.421% 6/20/16	1,151	1,169
7.045% 6/20/36	2,951	3,008
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,144	6,205
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	2,872
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38	$ 6,025	$ 5,991
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,804
7.25% 12/1/10	2,715	2,867
Verizon New England, Inc. 6.5% 9/15/11	882	907
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,685
		106,009
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV:
4.125% 3/1/09	1,204	1,204
5.625% 11/15/17	1,792	1,666
6.125% 11/15/37	8,365	6,587
Verizon Wireless Capital LLC:
5.55% 2/1/14 (c)	2,352	2,338
8.5% 11/15/18 (c)	3,486	3,924
Vodafone Group PLC:
5% 12/16/13	2,275	2,281
5.5% 6/15/11	2,735	2,774
7.75% 2/15/10	1,830	1,902
		22,676
TOTAL TELECOMMUNICATION SERVICES		128,685
UTILITIES - 2.1%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	2,959	2,886
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	3,879
8.875% 11/15/18	9,172	10,133
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,527
5.8% 3/15/18	9,945	9,447
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,394
7% 11/15/18	620	708
EDP Finance BV:
5.375% 11/2/12 (c)	1,975	1,942
6% 2/2/18 (c)	10,252	9,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA:
5.7% 1/15/13 (c)	$ 826	$ 818
6.25% 9/15/17 (c)	3,380	2,973
Exelon Corp.:
4.9% 6/15/15	3,170	2,721
6.75% 5/1/11	659	659
FirstEnergy Corp. 6.45% 11/15/11	1,954	1,952
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,731
Illinois Power Co. 6.125% 11/15/17	3,364	3,165
Jersey Central Power & Light Co. 7.35% 2/1/19	1,746	1,753
Nevada Power Co. 6.5% 8/1/18	1,555	1,467
Northern States Power Co. 5.25% 3/1/18	10,500	10,580
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,704
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (c)	3,583	3,516
PacifiCorp 6% 1/15/39	6,193	6,120
Pennsylvania Electric Co. 6.05% 9/1/17	757	694
Pepco Holdings, Inc.:
4% 5/15/10	2,210	2,160
6.125% 6/1/17	4,094	3,627
6.45% 8/15/12	3,695	3,608
7.45% 8/15/32	8,330	7,269
Potomac Electric Power Co. 6.5% 11/15/37	5,536	5,371
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	9,654	5,792
Progress Energy, Inc. 7.1% 3/1/11	3,353	3,444
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,495
Tampa Electric Co.:
6.15% 5/15/37	6,260	5,283
6.55% 5/15/36	5,500	4,905
West Penn Power Co. 5.95% 12/15/17 (c)	311	275
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,169
		136,687
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	438	374
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,176
		3,550
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	6,384	6,215
Duke Capital LLC 5.668% 8/15/14	2,036	1,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,398
PPL Energy Supply LLC 6.5% 5/1/18	6,485	5,617
		15,109
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,771	1,444
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	3,918
6.3% 9/30/66 (f)	3,953	2,332
7.5% 6/30/66 (f)	5,042	3,277
DTE Energy Co. 7.05% 6/1/11	974	983
KeySpan Corp. 7.625% 11/15/10	490	511
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	3,726
5.875% 10/1/12	2,893	2,981
6.5% 9/15/37	7,605	7,333
National Grid PLC 6.3% 8/1/16	1,463	1,397
NiSource Finance Corp.:
5.25% 9/15/17	835	615
5.4% 7/15/14	1,334	1,047
5.45% 9/15/20	5,111	3,500
6.4% 3/15/18	1,532	1,203
7.875% 11/15/10	1,012	991
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	6,114	3,730
WPS Resources Corp. 6.11% 12/1/66 (f)	874	463
		39,451
TOTAL UTILITIES		194,797
TOTAL NONCONVERTIBLE BONDS (Cost $1,759,607)		1,628,018
U.S. Government and Government Agency Obligations - 37.9%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
2% 1/9/12	75,000	75,335
2.75% 2/5/14	76,000	75,973
3.625% 2/12/13	55,295	58,085
5% 10/15/11 (b)	100,000	108,243
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5% 2/16/12 (b)	$ 99,195	$ 107,844
Federal Home Loan Bank 3.625% 5/29/13	20,575	21,453
Freddie Mac:
2.125% 3/23/12 (b)	150,000	149,878
4% 6/12/13	20,038	20,969
4.875% 6/13/18 (b)	98,230	107,309
5.25% 7/18/11 (b)	295,417	320,165
5.75% 1/15/12	25,000	27,638
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,852
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	850	869
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,079,613
U.S. Treasury Obligations - 26.1%
U.S. Treasury Bonds:
3.5% 2/15/39	66,660	64,004
4.5% 5/15/38	25,000	28,383
6.25% 5/15/30	107,000	141,508
8% 11/15/21	79,717	112,824
8.875% 8/15/17	44,250	62,313
8.875% 2/15/19	25,000	36,215
U.S. Treasury Notes:
0.875% 1/31/11 (b)	278,250	277,652
1.125% 1/15/12	100,000	99,281
1.375% 2/15/12	233,640	233,402
1.5% 12/31/13	47,590	46,605
1.75% 1/31/14	93,130	92,104
2.75% 2/15/19	277,750	270,806
2.875% 6/30/10	182,807	187,756
3.375% 6/30/13	414,570	442,456
3.75% 11/15/18	18,701	19,816
4.75% 8/15/17	175,210	198,644
5.125% 6/30/11	82,020	89,492
TOTAL U.S. TREASURY OBLIGATIONS		2,403,261
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,377,918)		3,482,874
U.S. Government Agency - Mortgage Securities - 20.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 17.8%
4.5% 5/1/18 to 12/1/23	$ 120,014	$ 122,800
5% 12/1/17 to 2/1/38	365,620	374,397
5% 3/1/39 (d)	20,000	20,347
5.5% 10/1/28 to 12/1/38	582,796	599,201
6% 8/1/22 to 7/1/37	358,652	372,870
6% 3/12/39 (d)(e)	32,000	33,056
6.5% 12/1/34 to 5/1/38	75,720	79,363
6.5% 3/12/39 (d)	36,500	38,160
11.5% 8/1/14	2	2
TOTAL FANNIE MAE		1,640,196
Freddie Mac - 1.3%
5% 4/1/38 to 6/1/38	31,459	32,035
6% 4/1/32 to 2/1/36	84,409	87,886
11.75% 9/1/13	8	9
TOTAL FREDDIE MAC		119,930
Government National Mortgage Association - 1.6%
5% 3/18/39 (d)	30,000	30,600
6% 11/15/34 to 12/15/38	75,171	77,901
6% 3/18/39 (d)	33,000	34,110
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		142,611
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,859,232)		1,902,737
Asset-Backed Securities - 0.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 0.8738% 11/25/50 (f)	187	170
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.5238% 10/25/36 (f)	199	193
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (f)	706	540
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (f)	388	334
Chase Issuance Trust Series 2005-A10 Class A10, 4.65% 12/17/12	10,000	10,062
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	10,000	10,106
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (f)	$ 685	$ 583
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.7538% 10/25/35 (f)	9,289	7,166
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 0.69% 7/21/36 (f)	790	349
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (f)	742	701
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5738% 4/25/37 (f)	1,118	849
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	3,206	2,899
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (f)	266	237
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (f)	368	330
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.5438% 9/25/36 (f)	585	559
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (f)	538	474
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.6394% 11/25/37 (f)	4,126	3,372
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (f)	2,176	1,649
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 0.5738% 7/25/36 (f)	1,504	1,359
Series 2007-2 Class A1, 0.5638% 4/25/37 (f)	968	798
TOTAL ASSET-BACKED SECURITIES (Cost $41,785)		42,730
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 5.1951% 2/25/34 (f)	1,772	1,444
Series 2004-J Class 2A1, 4.7597% 11/25/34 (f)	755	587
Series 2004-L Class 2A1, 4.3695% 1/25/35 (f)	875	668
Series 2005-H Class 1A1, 5.3329% 9/25/35 (f)	214	154
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (f)	3,115	2,398
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (f)	770	530
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (f)	$ 2,592	$ 1,546
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (f)	3,817	3,275
Merrill Lynch Mortgage Investors Trust Series 2005-A2 Class A7, 4.4861% 2/25/35 (f)	2,928	1,894
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (f)	5,070	4,042
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.669% 10/25/33 (f)	8,528	5,354
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (f)	434	430
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (f)	1,781	1,419
Series 2004-W:
Class A1, 4.5429% 11/25/34 (f)	1,665	1,329
Class A9, 4.5429% 11/25/34 (f)	3,473	2,184
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (f)	1,397	1,089
Series 2005-AR12 Class 2A6, 4.313% 7/25/35 (f)	1,817	1,389
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,787)		29,732
Commercial Mortgage Securities - 1.0%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,810	2,954
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7121% 6/11/40 (f)	15,870	10,522
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	6,263
Series 2007-C6 Class A4, 5.7% 12/10/49 (f)	5,750	3,452
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	5,000	4,008
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	2,834
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	9,580	7,125
Series 2007-C3 Class A4, 5.723% 6/15/39 (f)	9,450	4,853
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9364% 1/15/37 (c)(f)(h)	$ 47,922	$ 795
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	5,000	2,862
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.9139% 7/10/38 (f)	10,980	7,646
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.7992% 8/10/45 (f)	5,000	2,892
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 0.5913% 11/15/18 (c)(f)	5,000	3,000
sequential payer Series 2007-CB19 Class A4, 5.7465% 2/12/49 (f)	12,610	7,554
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,488	1,452
Series 2007-C1 Class A3, 5.398% 2/15/40	5,000	3,118
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A2, 5.112% 12/12/49 (f)	995	800
Morgan Stanley Capital I Trust sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	3,106
Series 2007-T25 Class A2, 5.507% 11/12/49	1,445	962
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	5,000	2,420
Series 2007-C32:
Class A2, 5.7357% 6/15/49 (f)	8,100	5,818
Class A3, 5.7407% 6/15/49 (f)	5,000	2,611
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	4,947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $124,059)		91,994
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $3,316)	3,016	3,291
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	240	211
6.875% 3/15/12	390	373
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $588)		584
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
National City Bank, Cleveland 2.3025% 3/1/13 (f) (Cost $770)	$ 968	$ 755
Fixed-Income Funds - 21.9%
	Shares
Fidelity Commercial Mortgage-Backed Securities Central Fund (g)	4,351,005	295,868
Fidelity Mortgage Backed Securities Central Fund (g)	17,145,752	1,714,061
TOTAL FIXED-INCOME FUNDS (Cost $2,160,286)		2,009,929
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)	$ 1,042	329
MUFG Capital Finance 1 Ltd. 6.346% (f)	4,584	2,869
TOTAL PREFERRED SECURITIES (Cost $3,398)		3,198
Cash Equivalents - 12.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 136,326	136,323
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	993,787	993,764
TOTAL CASH EQUIVALENTS (Cost $1,130,087)		1,130,087
TOTAL INVESTMENT PORTFOLIO - 112.3% (Cost $10,491,833)		10,325,929
NET OTHER ASSETS - (12.3)%		(1,132,407)
NET ASSETS - 100%		$ 9,193,522
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,480,000 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$136,323,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 53,452
UBS Securities LLC	82,871
$ 136,323
$993,764,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 993,764
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 11,154
Fidelity Corporate Bond 1-10 Year Central Fund	24,694
Fidelity Mortgage Backed Securities Central Fund	46,596
Total	$ 82,444
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 439,008	$ 11,154	$ 57,284	$ 295,868	12.7%
Fidelity Corporate Bond 1-10 Year Central Fund	954,065	21,684	911,082*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,695,961	46,597	59,922	1,714,061	23.4%
Total	$ 3,089,034	$ 79,435	$ 1,028,288	$ 2,009,929
* Includes the value of shares redeemed through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,325,929	$ 2,009,929	$ 8,305,664	$ 10,336
Other Financial Instruments*	$ (133)	$ -	$ (133)	$ -
* Other financial instruments include Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	318
Total Unrealized Gain (Loss)	(1,155)
Cost of Purchases	7,996
Proceeds of Sales	(1,343)
Amortization/Accretion	35
Transfer in/out of Level 3	4,485
Ending Balance	$ 10,336

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the fund had a capital loss carryforward of approximately $65,897,000 of which $10,950,000, $39,864,000, $1,806,000 and $13,277,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $970,372 and repurchase agreements of $1,130,087) - See accompanying schedule: Unaffiliated issuers (cost $8,331,547)	$ 8,316,000
Fidelity Central Funds (cost $2,160,286)	2,009,929
Total Investments (cost $10,491,833)		$ 10,325,929
Commitment to sell securities on a delayed delivery basis	(128,765)
Receivable for securities sold on a delayed delivery basis	128,632	(133)
Receivable for investments sold, regular delivery		183,640
Cash		802
Receivable for fund shares sold		17,317
Interest receivable		53,044
Distributions receivable from Fidelity Central Funds		12,529
Prepaid expenses		75
Receivable from investment adviser for expense reductions		1,495
Other receivables		10
Total assets		10,594,708

Liabilities
Payable for investments purchased Regular delivery	$ 199,494
Delayed delivery	156,309
Payable for fund shares redeemed	47,034
Distributions payable	807
Accrued management fee	2,471
Other affiliated payables	1,220
Other payables and accrued expenses	87
Collateral on securities loaned, at value	993,764
Total liabilities		1,401,186

Net Assets		$ 9,193,522
Net Assets consist of:
Paid in capital		$ 9,463,547
Undistributed net investment income		2,151
Accumulated undistributed net realized gain (loss) on investments		(106,139)
Net unrealized appreciation (depreciation) on investments		(166,037)
Net Assets, for 864,294 shares outstanding		$ 9,193,522
Net Asset Value, offering price and redemption price per share ($9,193,522 ÷ 864,294 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 136,540
Income from Fidelity Central Funds		82,444
Total income		218,984

Expenses
Management fee	$ 14,459
Transfer agent fees	6,644
Accounting and security lending fees	534
Custodian fees and expenses	52
Independent trustees' compensation	17
Registration fees	133
Audit	58
Legal	14
Miscellaneous	60
Total expenses before reductions	21,971
Expense reductions	(7,674)	14,297
Net investment income		204,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,999
Fidelity Central Funds	(110,474)
Swap agreements	3,380
Total net realized gain (loss)		(73,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,937)
Swap agreements	(1,845)
Delayed delivery commitments	(149)
Total change in net unrealized appreciation (depreciation)		(9,931)
Net gain (loss)		(83,026)
Net increase (decrease) in net assets resulting from operations		$ 121,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 204,687	$ 397,577
Net realized gain (loss)	(73,095)	31,565
Change in net unrealized appreciation (depreciation)	(9,931)	(67,613)
Net increase (decrease) in net assets resulting from operations	121,661	361,529
Distributions to shareholders from net investment income	(210,710)	(409,643)
Share transactions Proceeds from sales of shares	2,232,384	3,982,046
Reinvestment of distributions	205,610	399,552
Cost of shares redeemed	(2,109,450)	(3,066,074)
Net increase (decrease) in net assets resulting from share transactions	328,544	1,315,524
Total increase (decrease) in net assets	239,495	1,267,410

Net Assets
Beginning of period	8,954,027	7,686,617
End of period (including undistributed net investment income of $2,151 and undistributed net investment income of $8,174, respectively)	$ 9,193,522	$ 8,954,027
Other Information Shares
Sold	210,151	366,236
Issued in reinvestment of distributions	19,441	36,812
Redeemed	(199,524)	(283,011)
Net increase (decrease)	30,068	120,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006 G

2006 K

2005 K

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36
Income from Investment Operations
Net investment income D	.241	.503	.537	.266	.473	.415	.413
Net realized and unrealized gain (loss)	(.083)	(.012)	(.078)	(.067)	(.183)	(.145)	.153
Total from investment operations	.158	.491	.459	.199	.290	.270	.566
Distributions from net investment income	(.248)	(.521)	(.519)	(.249)	(.460)	(.420)	(.416)
Distributions from net realized gain	-	-	-	-	(.040)	(.100)	(.180)
Total distributions	(.248)	(.521)	(.519)	(.249)	(.500)	(.520)	(.596)
Net asset value, end of period	$ 10.64	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33
Total Return B, C	1.51%	4.61%	4.31%	1.89%	2.67%	2.46%	5.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.48%	.49%	.50% A	.51%	.53%	.49%
Expenses net of fee waivers, if any	.32% A	.32%	.32%	.32% A	.32%	.32%	.32%
Expenses net of all reductions	.32% A	.32%	.31%	.31% A	.31%	.32%	.32%
Net investment income	4.57% A	4.64%	4.96%	4.94% A	4.31%	3.73%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9,194	$ 8,954	$ 7,687	$ 6,129	$ 5,784	$ 5,382	$ 4,878
Portfolio turnover rate F	117% A	151%	174% I	82% A	108%	160%	217%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the year ended February 29. K For the period ended February 28.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships(including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 174,908
Unrealized depreciation	(339,315)
Net unrealized appreciation (depreciation)	$ (164,407)
Cost for federal income tax purposes	$ 10,490,336

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,195,275 and $1,280,953, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other Affiliated Transaction. On February 20, 2009, the Fund redeemed in-kind 9,681 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $871,385 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,054.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $7,613.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $28 and $33, respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro-rata portion of CMBS' net assets.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-USAN-0409
1.790948.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 11, 2009